UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21732

MGI FUNDS
(Exact name of registrant as specified in charter)

1166 Avenue of the Americas New York, NY			10036
(Address of principal executive offices)			(Zip code)

Cynthia Lo Bessette, Esq. Mercer Global Investments, Inc. 1166 Avenue of the Americas New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 345-6531

Date of fiscal year end:	March 31, 2008

Date of reporting period:	September 30, 2007

Item 1. Reports to Stockholders.

MGI FundsTM
Semi-Annual Report

MGI US Large Cap Growth Equity Fund

MGI US Large Cap Value Equity Fund

MGI US Small/Mid Cap Growth Equity Fund

MGI US Small/Mid Cap Value Equity Fund

MGI Non-US Core Equity Fund

MGI Core Opportunistic Fixed Income Fund

MGI US Short Maturity Fixed Income Fund

"This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds' investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing".

September 30, 2007

MGI FUNDS
TABLE OF CONTENTS

MGI US Large Cap Growth Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%
	Advertising — 0.1%
10,668	Interpublic Group of Cos., Inc.*	110,734
5,976	Omnicom Group	287,386
		398,120
	Aerospace & Defense — 2.4%
7,110	Boeing Co.	746,479
8,612	General Dynamics Corp.	727,456
1,432	L-3 Communications Holdings, Inc.**	146,265
18,576	Lockheed Martin Corp.	2,015,310
21,486	Rockwell Collins, Inc.	1,569,337
48,800	United Technologies Corp.	3,927,424
		9,132,271
	Agriculture — 0.7%
6,856	Altria Group, Inc.	476,698
19,700	Monsanto Co.	1,689,078
6,400	UST, Inc.	317,440
		2,483,216
	Apparel — 1.8%
72,128	Coach, Inc.*	3,409,491
2,900	Liz Claiborne, Inc.	99,557
34,620	Nike, Inc. Class B	2,030,809
10,436	Polo Ralph Lauren Corp.**	811,399
3,580	VF Corp.	289,085
		6,640,341
	Beverages — 1.2%
4,176	Anheuser-Busch Cos., Inc.	208,758
35,976	Coca-Cola Co. (The)	2,067,541
32,108	PepsiCo, Inc.	2,352,232
		4,628,531
	Biotechnology — 4.2%
24,008	Celgene Corp.* **	1,712,010
96,024	Genentech, Inc.*	7,491,793
104,690	Genzyme Corp.*	6,486,592
		15,690,395
	Chemicals — 0.5%
28,400	Ecolab, Inc.	1,340,480
6,872	International Flavors & Fragrances, Inc.	363,254
510	Sherwin-Williams Co. (The)	33,512
		1,737,246

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — 1.5%
600	Apollo Group, Inc. Class A*	36,090
6,668	Convergys Corp.*	115,756
48,520	Iron Mountain, Inc.*	1,478,890
81,660	Moody's Corp.**	4,115,664
		5,746,400
	Computers — 8.0%
76,449	Apple, Inc.*	11,737,979
396,892	EMC Corp., Massachusetts*	8,255,354
40,200	Hewlett-Packard Co.	2,001,558
32,240	International Business Machines Corp.	3,797,872
208	Lexmark International, Inc.*	8,638
19,084	NCR Corp.*	950,383
33,900	Research In Motion, Ltd.*	3,340,845
		30,092,629
	Cosmetics & Personal Care — 3.0%
46,576	Avon Products, Inc.	1,747,997
33,884	Colgate-Palmolive Co.	2,416,607
14,360	Estee Lauder Cos. (The), Inc. Class A	609,726
93,754	Procter & Gamble Co.	6,594,656
		11,368,986
	Distribution & Wholesale — 0.4%
36,500	Fastenal Co.**	1,657,465
	Diversified Financial Services — 6.6%
38,900	American Express Co.	2,309,493
13,602	CME Group, Inc.	7,989,135
21,500	Franklin Resources, Inc.**	2,741,250
11,600	Goldman Sachs Group, Inc.	2,514,184
45,192	IntercontinentalExchange, Inc.* **	6,864,665
18,900	Merrill Lynch & Co., Inc.	1,347,192
1,400	SLM Corp.	69,538
21,400	T Rowe Price Group, Inc.	1,191,766
		25,027,223
	Electric — 0.9%
1,884	Allegheny Energy, Inc.*	98,458
19,296	Constellation Energy Group, Inc.	1,655,404
24,244	Edison International	1,344,330
3,268	Exelon Corp.	246,277
		3,344,469
	Electronics — 0.9%
37,196	Thermo Fisher Scientific, Inc.*	2,146,953

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued
18,508	Waters Corp.*	1,238,555
		3,385,508
	Engineering & Construction — 0.3%
23,100	McDermott International, Inc.*	1,249,248
	Food — 0.6%
7,804	Dean Foods Co.	199,626
9,472	General Mills, Inc.	549,471
14,610	Kellogg Co.	818,160
13,264	WM Wrigley Jr. Co.	851,947
		2,419,204
	Health Care - Products — 7.4%
16,500	Alcon, Inc.**	2,374,680
61,822	Baxter International, Inc.	3,479,342
8,064	Becton Dickinson & Co.	661,651
700	Covidien, Ltd.*	29,050
26,135	Intuitive Surgical, Inc.* **	6,011,050
32,370	Johnson & Johnson	2,126,709
1,900	Medtronic, Inc.	107,179
94,216	Stryker Corp.	6,478,292
60,442	Varian Medical Systems, Inc.*	2,531,915
51,793	Zimmer Holdings, Inc.*	4,194,715
		27,994,583
	Health Care - Services — 0.4%
8,300	Coventry Health Care, Inc.* **	516,343
7,820	Manor Care, Inc.	503,608
11,912	UnitedHealth Group, Inc.	576,898
		1,596,849
	Holding Companies - Diversified — 0.1%
4,600	Leucadia National Corp.	221,812
	Home Furnishings — 0.2%
9,112	Harman International Industries, Inc.	788,370
	Household Products & Wares — 0.1%
5,284	Kimberly-Clark Corp.	371,254
	Insurance — 1.0%
400	Aflac, Inc.	22,816
33,048	American International Group, Inc.	2,235,697
30,384	Cigna Corp.	1,619,163
		3,877,676

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Internet — 6.7%
900	Akamai Technologies, Inc.*	25,857
28,784	Amazon.Com, Inc.*	2,681,230
33,100	eBay, Inc.*	1,291,562
15,900	Equinix, Inc.* **	1,410,171
30,979	Google, Inc. Class A* **	17,573,457
93,091	Yahoo!, Inc.*	2,498,562
		25,480,839
	Investment Companies — 0.0%
200	American Capital Strategies, Ltd.	8,546
	Iron & Steel — 0.1%
3,632	Allegheny Technologies, Inc.	399,338
	Lodging — 0.6%
23,276	Harrah's Entertainment, Inc.	2,023,383
5,814	Marriott International, Inc. Class A	252,735
		2,276,118
	Machinery - Construction & Mining — 0.1%
6,184	Terex Corp.*	550,500
	Machinery - Diversified — 0.0%
556	Deere & Co.	82,522
	Media — 0.7%
49,884	Clear Channel Communications, Inc.	1,867,657
15,488	DIRECTV Group (The), Inc.*	376,049
655	McGraw-Hill Cos. (The), Inc.	33,346
3,724	Meredith Corp.	213,385
7,760	News Corp. Class A	170,642
		2,661,079
	Metal Fabricate & Hardware — 0.6%
14,232	Precision Castparts Corp.	2,106,051
	Mining — 0.2%
8,484	Vulcan Materials Co.**	756,349
	Miscellaneous - Manufacturing — 2.1%
1,000	Cooper Industries, Ltd. Class A	51,090
42,100	Danaher Corp.	3,482,091
90,274	General Electric Co.	3,737,344
12,760	Pall Corp.	496,364
		7,766,889

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 6.1%
10,788	Chevron Corp.	1,009,541
1,700	ENSCO International, Inc.	95,370
141,182	Exxon Mobil Corp.	13,067,806
400	Murphy Oil Corp.	27,956
19,700	Noble Corp.	966,285
82,900	Southwestern Energy Co.*	3,469,365
9,200	Suncor Energy, Inc.	872,252
10,000	Transocean, Inc.*	1,130,500
14,400	Valero Energy Corp.	967,392
21,932	XTO Energy, Inc.	1,356,275
		22,962,742
	Oil & Gas Services — 6.4%
13,700	Baker Hughes, Inc.	1,238,069
30,200	FMC Technologies, Inc.* **	1,741,332
3,000	Halliburton Co.	115,200
62,318	National Oilwell Varco, Inc.*	9,004,951
104,702	Schlumberger, Ltd.**	10,993,710
13,700	Smith International, Inc.	978,180
		24,071,442
	Packaging & Containers — 0.2%
10,992	Ball Corp.	590,820
5,332	Pactiv Corp.*	152,815
2,592	Sealed Air Corp.	66,252
		809,887
	Pharmaceuticals — 7.4%
69,280	Abbott Laboratories	3,714,794
42,010	Abraxis BioScience, Inc.* **	959,088
122,016	Allergan, Inc.	7,866,372
3,200	Cardinal Health, Inc.	200,096
9,784	Express Scripts, Inc.*	546,143
27,700	Gilead Sciences, Inc.*	1,132,099
5,500	Hospira, Inc.*	227,975
36,500	King Pharmaceuticals, Inc.*	427,780
45,300	Medco Health Solutions, Inc.*	4,094,667
122,597	Schering-Plough Corp.	3,877,743
109,887	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,886,675
		27,933,432
	Pipelines — 0.0%
2,844	Questar Corp.	149,395
	Real Estate — 0.3%
44,400	CB Richard Ellis Group, Inc. Class A* **	1,236,096

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	REITS — 0.1%
7,000	General Growth Properties, Inc. REIT	375,340
	Retail — 7.7%
7,980	Autozone, Inc.*	926,797
6,400	Big Lots, Inc.* **	190,976
100,478	CVS Caremark Corp.	3,981,943
37,060	Kohl's Corp.*	2,124,650
136,774	Lowe's Cos., Inc.	3,832,407
42,484	McDonald's Corp.	2,314,103
7,760	Nordstrom, Inc.**	363,866
32,836	RadioShack Corp.**	678,392
243,648	Starbucks Corp.*	6,383,578
29,100	Target Corp.	1,849,887
17,672	Tiffany & Co.	925,129
121,291	Walgreen Co.**	5,729,787
		29,301,515
	Savings & Loans — 0.0%
1,164	Sovereign Bancorp, Inc.**	19,835
	Semiconductors — 3.4%
13,920	Analog Devices, Inc.	503,347
55,700	Applied Materials, Inc.	1,152,990
214,370	Broadcom Corp. Class A*	7,811,643
24,488	MEMC Electronic Materials, Inc.*	1,441,364
3,700	Microchip Technology, Inc.	134,384
2,200	National Semiconductor Corp.	59,664
49,250	Nvidia Corp.* **	1,784,820
		12,888,212
	Software — 4.2%
356	Adobe Systems, Inc.*	15,543
29,100	Autodesk, Inc.*	1,454,127
30,645	Cerner Corp.* **	1,832,877
21,284	Fidelity National Information Services, Inc.	944,371
5,100	Mastercard, Inc. Class A**	754,647
146,657	Microsoft Corp.	4,320,515
18,852	Oracle Corp.*	408,146
34,000	Paychex, Inc.**	1,394,000
91,546	Salesforce.com, Inc.* **	4,698,141
		15,822,367
	Telecommunications — 9.1%
156,885	America Movil SA de CV-Series L, ADR**	10,040,640
29,200	American Tower Corp. Class A* **	1,271,368
5,300	Avaya, Inc.*	89,888

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued
11,300	China Mobile, Ltd., Sponsored ADR	927,052
204,188	Cisco Systems, Inc.*	6,760,665
51,800	Corning, Inc.	1,276,870
6,928	Juniper Networks, Inc.*	253,634
39,800	MetroPCS Communications, Inc.* **	1,085,744
32,000	NII Holdings, Inc. Class B*	2,628,800
50,000	Nokia OYJ, Sponsored ADR	1,896,500
194,567	Qualcomm, Inc.	8,222,401
		34,453,562
	Toys, Games & Hobbies — 0.2%
32,016	Mattel, Inc.	751,095
	Transportation — 0.7%
54,801	Expeditors International Washington, Inc.**	2,592,087
	TOTAL COMMON STOCKS (COST $337,241,522)	375,307,034
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 12.8%
	Repurchase Agreements — 3.8%
7,230,035	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $7,374,686. Repurchase proceeds are $7,233,017.), 4.95%, due 10/01/07***	7,230,035
7,230,035	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $7,374,639. Repurchase proceeds are $7,233,017.), 4.95%, due 10/01/07***	7,230,035
		14,460,070
	Certificates of Deposit — 9.0%
1,205,006	ABN Amro Bank NV, 4.97%, due 10/24/07***	1,205,006
1,205,006	Bank of Nova Scotia, 5.00%, due 10/25/07***	1,205,006
1,205,006	Bank of Nova Scotia, 5.54%, due 10/17/07***	1,205,006
1,205,006	Barclays, 5.55%, due 10/15/07***	1,205,006
2,410,011	BNP Paribas, 5.00%, due 10/25/07***	2,410,011
2,410,011	BNP Paribas, 5.20%, due 10/01/07***	2,410,011
1,205,006	BNP Paribas, 5.42%, due 10/15/07***	1,205,006
3,615,017	Calyon, 5.25%, due 10/01/07***	3,615,017
1,205,006	Calyon, 5.33%, due 11/07/07***	1,205,006
1,205,006	Dexia Group, 5.10%, due 11/05/07***	1,205,006
3,615,017	Fortis Bank, 5.25%, due 10/01/07***	3,615,017
1,205,006	Fortis Bank, 5.60%, due 10/12/07***	1,205,006

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Certificates of Deposit — continued
2,410,011	National Australia Bank, 5.19%, due 10/01/07***	2,410,011
2,410,011	Rabobank Nederland NV, 4.91%, due 10/03/07***	2,410,011
4,930,608	Reserve Primary Money Market Fund***	4,930,608
1,205,006	Societe Generale, 5.12%, due 11/01/07***	1,205,006
1,205,006	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	1,205,006
		33,850,746
	TOTAL SHORT-TERM INVESTMENTS (COST $48,310,816)	48,310,816
	TOTAL INVESTMENTS — 112.0% (Cost $385,552,338)	423,617,850
	Other Assets and Liabilities (net) — (12.0%)	(45,358,390)
	TOTAL NET ASSETS — 100.0%	$378,259,460

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.2
Short-Term Investments	12.8
Other Assets and Liabilities (net)	(12.0)
100.0%

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%
	Aerospace & Defense — 3.5%
3,800	Boeing Co.	398,962
32,800	Lockheed Martin Corp.	3,558,472
61,425	Northrop Grumman Corp.	4,791,150
5,765	Rockwell Collins, Inc.	421,076
48,000	United Technologies Corp.	3,863,040
		13,032,700
	Agriculture — 0.2%
9,769	Monsanto Co.	837,594
	Airlines — 0.3%
45,390	Delta Air Lines, Inc.*	814,750
16,300	Northwest Airlines Corp.*	290,140
		1,104,890
	Apparel — 0.1%
9,400	Coach, Inc.*	444,338
	Auto Manufacturers — 0.1%
40,922	Ford Motor Co.*	347,428
	Auto Parts & Equipment — 1.2%
45,175	Magna International, Inc. Class A	4,350,804
	Banks — 6.2%
145,936	Bank of America Corp.	7,336,203
71,733	Bank of New York Mellon Corp. (The)	3,166,295
89,800	BB&T Corp.	3,627,022
54,425	Capital One Financial Corp.	3,615,453
48,975	Comerica, Inc.	2,511,438
9,200	Fifth Third Bancorp**	311,696
7,189	PNC Financial Services Group, Inc.	489,571
8,394	SunTrust Banks, Inc.	635,174
27,800	Wells Fargo & Co.	990,236
		22,683,088
	Beverages — 1.4%
42,813	Anheuser-Busch Cos., Inc.	2,140,222
26,466	Coca-Cola Co. (The)	1,521,001
61,745	Coca-Cola Enterprises, Inc.	1,495,464
		5,156,687
	Biotechnology — 1.3%
80,934	Amgen, Inc.* **	4,578,436
2,400	Invitrogen Corp.*	196,152
		4,774,588

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Chemicals — 0.2%
4,400	Dow Chemical Co. (The)	189,464
5,000	Praxair, Inc.	418,800
12,600	RPM, Inc.	301,770
		910,034
	Commercial Services — 1.4%
122,538	Hertz Global Holdings, Inc.*	2,784,063
41,200	McKesson Corp.	2,422,148
		5,206,211
	Computers — 2.6%
76,750	Affiliated Computer Services, Inc. Class A*	3,855,920
9,800	Computer Sciences Corp.*	547,820
32,462	Hewlett-Packard Co.	1,616,283
6,102	International Business Machines Corp.	718,816
11,800	Seagate Technology	301,844
444,555	Sun Microsystems, Inc.* **	2,493,954
		9,534,637
	Cosmetics & Personal Care — 0.5%
29,144	Procter & Gamble Co.	2,049,989
	Diversified Financial Services — 15.3%
27,004	Charles Schwab Corp. (The)	583,286
62,400	CIT Group, Inc.	2,508,480
330,342	Citigroup, Inc.	15,417,061
140,600	Countrywide Financial Corp.**	2,672,806
18,700	Discover Financial Services*	388,960
112,344	Fannie Mae	6,831,639
114,625	Freddie Mac	6,764,021
132,075	JPMorgan Chase & Co.	6,051,676
48,375	Lehman Brothers Holdings, Inc.	2,986,189
64,300	Merrill Lynch & Co., Inc.	4,583,304
119,500	Morgan Stanley**	7,528,500
		56,315,922
	Electric — 2.3%
6,691	FPL Group, Inc.	407,348
8,900	Mirant Corp.*	362,052
15,902	PG&E Corp.	760,116
13,084	PPL Corp.	605,789
29,700	Public Service Enterprise Group, Inc.	2,613,303
19,531	Southern Co. (The)	708,585
65,400	Wisconsin Energy Corp.	2,944,962
		8,402,155

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Electrical Components & Equipment — 2.2%
639,623	Alcatel-Lucent Sponsored ADR	6,511,362
29,267	Emerson Electric Co.	1,557,590
		8,068,952
	Electronics — 0.2%
21,750	Tyco Electronics, Ltd.*	770,602
	Engineering & Construction — 0.2%
5,600	Fluor Corp.	806,288
	Environmental Control — 1.4%
36,550	Republic Services, Inc.	1,195,550
102,103	Waste Management, Inc.	3,853,367
		5,048,917
	Food — 2.2%
49,089	Kraft Foods, Inc. Class A	1,694,061
54,727	Kroger Co. (The)	1,560,814
96,359	Sara Lee Corp.	1,608,232
78,383	Supervalu, Inc.	3,057,721
5,100	Sysco Corp.	181,509
		8,102,337
	Gas — 0.8%
50,025	Sempra Energy	2,907,453
	Health Care - Products — 2.3%
33,400	Baxter International, Inc.	1,879,752
32,397	Boston Scientific Corp.* **	451,938
21,750	Covidien, Ltd.*	902,625
79,725	Johnson & Johnson	5,237,932
		8,472,247
	Health Care - Services — 0.8%
35,700	Humana, Inc.*	2,494,716
3,800	Laboratory Corp. of America Holdings*	297,274
		2,791,990
	Home Furnishings — 1.0%
41,800	Whirlpool Corp.	3,724,380
	Household Products & Wares — 0.7%
3,500	Fortune Brands, Inc.	285,215
31,200	Kimberly-Clark Corp.	2,192,112
		2,477,327

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Insurance — 10.2%
160,200	Allstate Corp. (The)	9,161,838
11,253	American International Group, Inc.	761,265
24,905	AON Corp.	1,115,993
26,800	Axis Capital Holdings, Ltd.	1,042,788
4,200	Chubb Corp.	225,288
127,668	Fidelity National Financial, Inc.	2,231,637
36,722	Hartford Financial Services Group, Inc.	3,398,621
75,450	Metlife, Inc.	5,261,128
69,750	Torchmark Corp.	4,346,820
79,100	Travelers Cos., Inc. (The)	3,981,894
78,825	XL Capital, Ltd. Class A	6,242,940
		37,770,212
	Internet — 0.7%
82,442	IAC/InterActiveCorp.*	2,446,054
	Iron & Steel — 0.1%
6,800	AK Steel Holding Corp.*	298,860
	Leisure Time — 1.4%
68,300	Carnival Corp.**	3,307,769
43,700	Harley-Davidson, Inc.**	2,019,377
		5,327,146
	Machinery - Diversified — 0.1%
5,100	Rockwell Automation, Inc.	354,501
	Media — 0.3%
18,311	News Corp. Class B**	428,294
29,043	Time Warner, Inc.	533,229
		961,523
	Mining — 0.7%
31,389	Barrick Gold Corp.	1,264,349
12,886	Freeport-McMoran Copper & Gold, Inc. Class B	1,351,613
		2,615,962
	Miscellaneous - Manufacturing — 2.4%
44,600	3M Co.**	4,173,668
6,830	Eaton Corp.	676,443
74,730	General Electric Co.	3,093,822
21,750	Tyco International, Ltd.	964,395
		8,908,328
	Oil & Gas — 5.9%
44,400	BP Plc, Sponsored ADR	3,079,140

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
4,621	Devon Energy Corp.	384,467
163,558	Exxon Mobil Corp.	15,138,928
38,700	Noble Energy, Inc.	2,710,548
5,700	Occidental Petroleum Corp.	365,256
		21,678,339
	Oil & Gas Services — 1.4%
28,597	Dresser-Rand Group, Inc.*	1,221,378
87,400	Halliburton Co.	3,356,160
5,281	Schlumberger, Ltd.	554,505
		5,132,043
	Pharmaceuticals — 7.0%
29,391	Abbott Laboratories	1,575,945
57,000	AmerisourceBergen Corp.	2,583,810
193,101	Bristol-Myers Squibb Co.	5,565,171
17,807	Eli Lilly & Co.**	1,013,753
5,900	Forest Laboratories, Inc.*	220,011
11,300	Herbalife, Ltd.	513,698
7,800	NBTY, Inc.*	316,680
489,450	Pfizer, Inc.	11,957,264
4,752	PharMerica Corp.* **	70,900
27,027	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,201,891
16,427	Wyeth	731,823
		25,750,946
	Pipelines — 0.1%
15,636	Spectra Energy Corp.**	382,769
	REITS — 0.8%
79,800	HCP, Inc. REIT**	2,646,966
6,074	Rayonier, Inc. REIT	291,795
		2,938,761
	Retail — 5.0%
22,171	CVS Caremark Corp.	878,637
100,825	Home Depot, Inc.	3,270,763
115,475	TJX Cos., Inc.	3,356,858
250,072	Wal-Mart Stores, Inc.**	10,915,643
		18,421,901
	Savings & Loans — 1.0%
101,600	Washington Mutual, Inc.**	3,587,496
	Semiconductors — 0.8%
27,142	Altera Corp.**	653,579

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Semiconductors — continued
33,900	Intel Corp.	876,654
22,700	Micron Technology, Inc.*	251,970
47,399	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	479,678
14,583	Texas Instruments, Inc.	533,592
		2,795,473
	Software — 5.2%
70,200	Automatic Data Processing, Inc.	3,224,286
181,150	CA, Inc.**	4,659,178
213,450	Microsoft Corp.	6,288,237
204,997	Oracle Corp.*	4,438,185
13,011	Paychex, Inc.**	533,451
900	VMware, Inc. Class A* **	76,500
		19,219,837
	Telecommunications — 6.1%
260,971	AT&T, Inc.	11,041,683
42,000	Cisco Systems, Inc.*	1,390,620
24,624	Corning, Inc.	606,982
30,324	Juniper Networks, Inc.*	1,110,162
75,615	Qualcomm, Inc.	3,195,490
115,670	Verizon Communications, Inc.	5,121,868
		22,466,805
	Toys, Games & Hobbies — 0.1%
13,500	Mattel, Inc.	316,710
	Transportation — 0.3%
3,656	Canadian National Railway Co.	208,392
14,300	Norfolk Southern Corp.	742,313
4,638	United Parcel Service, Inc. Class B	348,314
		1,299,019
	TOTAL COMMON STOCKS (COST $342,241,608)	360,994,243
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 8.4%
	Repurchase Agreements — 2.5%
4,660,961	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $4,754,212. Repurchase proceeds are $4,662,884.), 4.95%, due 10/01/07***	4,660,961

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Repurchase Agreements — continued
4,660,961	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $4,754,183. Repurchase proceeds are $4,662,884.), 4.95%, due 10/01/07***	4,660,961
		9,321,922
	Certificates of Deposit — 5.9%
776,827	ABN Amro Bank NV, 4.97%, due 10/24/07***	776,827
776,827	Bank of Nova Scotia, 5.00%, due 10/25/07***	776,827
776,827	Bank of Nova Scotia, 5.54%, due 10/17/07***	776,827
776,827	Barclays, 5.55%, due 10/15/07***	776,827
1,553,654	BNP Paribas, 5.00%, due 10/25/07***	1,553,654
1,553,654	BNP Paribas, 5.20%, due 10/01/07***	1,553,654
776,827	BNP Paribas, 5.42%, due 10/15/07***	776,827
2,330,480	Calyon, 5.25%, due 10/01/07***	2,330,480
776,827	Calyon, 5.33%, due 11/07/07***	776,827
776,827	Dexia Group, 5.10%, due 11/05/07***	776,827
2,330,480	Fortis Bank, 5.25%, due 10/01/07***	2,330,480
776,827	Fortis Bank, 5.60%, due 10/12/07***	776,827
1,553,654	National Australia Bank, 5.19%, due 10/01/07***	1,553,654
1,553,654	Rabobank Nederland NV, 4.91%, due 10/03/07***	1,553,654
3,178,595	Reserve Primary Money Market Fund***	3,178,595
776,827	Societe Generale, 5.12%, due 11/01/07***	776,827
776,827	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	776,827
		21,822,441
	TOTAL SHORT-TERM INVESTMENTS (COST $31,144,363)	31,144,363
	TOTAL INVESTMENTS — 106.4% (Cost $373,385,971)	392,138,606
	Other Assets and Liabilities (net) — (6.4%)	(23,756,015)
	TOTAL NET ASSETS — 100.0%	$368,382,591

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Large Cap Value Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.0
Short-Term Investments	8.4
Other Assets and Liabilities (net)	(6.4)
100.0%

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%
	Aerospace & Defense — 1.3%
25,500	Empresa Brasileira de Aeronautica SA, ADR	1,119,960
17,300	Esterline Technologies Corp.*	986,965
		2,106,925
	Airlines — 0.1%
5,600	Alaska Air Group, Inc.*	129,304
	Apparel — 4.8%
5,900	Columbia Sportswear Co.**	326,329
53,100	CROCS, Inc.* **	3,570,975
5,200	Guess ?, Inc.	254,956
8,900	Phillips-Van Heusen Corp.	467,072
236,400	Quiksilver, Inc.*	3,380,520
		7,999,852
	Auto Manufacturers — 0.1%
1,500	Oshkosh Truck Corp.	92,955
	Banks — 1.4%
54,600	East-West Bancorp, Inc.	1,963,416
14,600	Frontier Financial Corp.**	340,618
		2,304,034
	Biotechnology — 4.2%
81,600	Affymetrix, Inc.* **	2,070,192
24,388	Alexion Pharmaceuticals, Inc.* **	1,588,878
35,400	American Oriental Bioengineering, Inc.* **	394,710
109,100	Cell Genesys, Inc.* **	416,762
29,600	Geron Corp.* **	216,672
16,000	Illumina, Inc.*	830,080
17,700	Invitrogen Corp.*	1,446,621
		6,963,915
	Chemicals — 0.5%
34,600	Metabolix, Inc.*	839,396
	Coal — 1.6%
40,400	Consol Energy, Inc.	1,882,640
39,400	Massey Energy Co.	859,708
		2,742,348
	Commercial Services — 1.8%
2,900	Alliance Data Systems Corp.*	224,576
52,600	Corinthian Colleges, Inc.*	836,866
5,900	Equifax, Inc.	224,908

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
3,100	Euronet Worldwide, Inc.*	92,287
30,800	Hertz Global Holdings, Inc.*	699,776
1,200	Huron Consulting Group, Inc.*	87,144
5,800	Morningstar, Inc.*	356,120
6,200	New Oriental Education & Technology Group, ADR*	412,672
500	Strayer Education, Inc.	84,315
		3,018,664
	Computers — 2.6%
174,100	Brocade Communications Systems, Inc.*	1,490,296
7,700	Factset Research Systems, Inc.	527,835
26,200	Immersion Corp.* **	429,156
31,000	Riverbed Technology, Inc.* **	1,252,090
27,200	Synopsys, Inc.*	736,576
		4,435,953
	Cosmetics & Personal Care — 0.3%
20,400	Bare Escentuals, Inc.*	507,348
	Distribution & Wholesale — 0.8%
33,300	WESCO International, Inc.* **	1,429,902
	Diversified Financial Services — 8.8%
26,200	Affiliated Managers Group* **	3,340,762
66,000	Blackstone Group (The), LP* **	1,655,280
127,100	E*Trade Financial Corp.*	1,659,926
28,300	Federated Investors, Inc. Class B	1,123,510
49,900	Fortress Investment Group LLC Class A**	1,063,868
3,000	GFI Group, Inc.*	258,360
14,600	Greenhill & Co., Inc.**	891,330
48,300	Jefferies Group, Inc.	1,344,189
65,600	MF Global, Ltd.*	1,902,400
30,000	Nasdaq Stock Market Inc. (The)* **	1,130,400
26,700	Thomas Weisel Partners Group, Inc.* **	387,417
		14,757,442
	Electric — 0.3%
9,300	Ormat Technologies, Inc.**	430,962
	Electrical Components & Equipment — 1.4%
39,600	Ametek, Inc.**	1,711,512
36,900	Universal Display Corp.* **	653,868
		2,365,380
	Electronics — 2.8%
15,100	Cymer, Inc.*	579,689

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued
276,400	Flextronics International, Ltd.*	3,090,152
8,942	L-1 Identity Solutions, Inc.*	168,557
15,900	Thomas & Betts Corp.*	932,376
		4,770,774
	Energy - Alternate Sources — 0.1%
1,000	Sunpower Corp. Class A* **	82,820
16,900	US BioEnergy Corp.* **	130,299
		213,119
	Engineering & Construction — 0.1%
2,000	Jacobs Engineering Group, Inc.*	151,160
	Entertainment — 0.8%
40,100	DreamWorks Animation SKG, Inc. Class A*	1,340,142
	Food — 0.2%
5,000	McCormick & Co., Inc.	179,850
2,100	Whole Foods Market, Inc.**	102,816
		282,666
	Health Care - Products — 3.7%
30,200	Gen-Probe, Inc.*	2,010,716
27,600	PSS World Medical, Inc.*	527,988
33,600	Resmed, Inc.* **	1,440,432
17,700	Ventana Medical Systems*	1,520,607
43,500	Volcano Corp.*	715,140
		6,214,883
	Health Care - Services — 2.3%
19,700	Lincare Holdings, Inc.*	722,005
25,500	Manor Care, Inc.	1,642,200
22,800	Pediatrix Medical Group, Inc.*	1,491,576
		3,855,781
	Household Products & Wares — 1.9%
33,400	Church & Dwight Co., Inc.**	1,571,136
50,300	Jarden Corp.*	1,556,282
		3,127,418
	Internet — 3.4%
13,500	Advent Software, Inc.* **	634,095
46,700	Avocent Corp.*	1,359,904
166,000	CNET Networks, Inc.* **	1,236,700
16,700	Cogent Communications Group, Inc.* **	389,778
32,300	Dice Holdings, Inc.*	332,044

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Internet — continued
56,100	eResearch Technology, Inc.* **	638,979
157,300	Move, Inc.*	434,148
15,300	Nutri/System, Inc.* **	717,417
		5,743,065
	Machinery - Diversified — 4.4%
41,800	Gardner Denver, Inc.*	1,630,200
46,800	Grant Prideco, Inc.*	2,551,536
54,050	Idex Corp.	1,966,879
28,500	Manitowoc Co. (The), Inc.	1,261,980
		7,410,595
	Media — 1.7%
61,700	Martha Stewart Living Omnimedia Class A* **	718,805
36,700	Meredith Corp.	2,102,910
		2,821,715
	Miscellaneous - Manufacturing — 1.4%
19,000	Actuant Corp. Class A	1,234,430
46,200	Hexcel Corp.* **	1,049,202
		2,283,632
	Office Furnishings — 0.5%
5,100	Herman Miller, Inc.	138,414
43,300	Knoll, Inc.	768,142
		906,556
	Oil & Gas — 2.7%
26,700	Chesapeake Energy Corp.**	941,442
5,300	Continental Resources, Inc./OK*	96,142
42,800	Denbury Resources, Inc.*	1,912,732
37,400	Range Resources Corp.	1,520,684
		4,471,000
	Oil & Gas Services — 1.9%
43,300	Cal Dive International, Inc.* **	649,500
12,200	FMC Technologies, Inc.*	703,452
25,500	Smith International, Inc.	1,820,700
		3,173,652
	Pharmaceuticals — 12.4%
93,600	Alkermes, Inc.*	1,722,240
47,500	Cephalon, Inc.* **	3,470,350
90,000	Cubist Pharmaceuticals, Inc.*	1,901,700
91,000	CV Therapeutics, Inc.* **	817,180
153,400	Elan Corp. Plc, Sponsored ADR* **	3,227,536

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued
170,600	Medarex, Inc.* **	2,415,696
28,500	Medicis Pharmaceutical Corp Class A**	869,535
57,800	MGI Pharma, Inc.* **	1,605,684
57,800	OSI Pharmaceuticals, Inc.* **	1,964,622
51,600	Respironics, Inc.*	2,478,348
109,200	Santarus, Inc.*	289,380
		20,762,271
	Real Estate — 0.6%
3,200	Jones Lang Lasalle, Inc.	328,832
118,000	Meruelo Maddux Properties, Inc.*	697,380
		1,026,212
	Retail — 3.8%
800	Chipotle Mexican Grill, Inc. Class A* **	94,504
15,200	Dick's Sporting Goods, Inc.*	1,020,680
8,900	J Crew Group, Inc.* **	369,350
4,500	Lululemon Athletica, Inc.* **	189,135
63,300	Petsmart, Inc.	2,019,270
220,900	Rite Aid Corp.* **	1,020,558
71,400	Urban Outfitters, Inc.* **	1,556,520
4,800	Williams-Sonoma, Inc.	156,576
		6,426,593
	Semiconductors — 4.2%
198,800	Atmel Corp.*	1,025,808
27,200	ATMI, Inc.*	809,200
25,500	Intersil Corp. Class A	852,465
48,500	Silicon Laboratories, Inc.*	2,025,360
172,900	Skyworks Solutions, Inc.*	1,563,016
138,200	Triquint Semiconductor, Inc.*	678,562
		6,954,411
	Software — 11.0%
50,200	ACI Worldwide, Inc.* **	1,121,970
57,600	Activision, Inc.*	1,243,584
21,100	BEA Systems, Inc.*	292,657
54,500	Cognos, Inc.*	2,263,385
29,400	Commvault Systems, Inc.*	544,488
6,300	Global Payments, Inc.	278,586
80,300	Nuance Communications, Inc.* **	1,550,593
245,100	Red Hat, Inc.* **	4,870,137
2,300	Salesforce.com, Inc.*	118,036
37,400	Satyam Computer Services, Ltd., ADR	968,286
43,500	Schawk, Inc.	981,795
67,150	THQ, Inc.* **	1,677,407

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Software — continued
28,100	Trident Microsystems, Inc.*	446,509
174,900	Wind River Systems, Inc.*	2,058,573
		18,416,006
	Telecommunications — 7.1%
55,200	Clearwire Corp. Class A* **	1,349,088
44,500	Comverse Technology, Inc.*	881,100
38,000	Harmonic, Inc.*	403,180
59,800	NeuStar, Inc. Class A* **	2,050,542
170,200	Polycom, Inc.* **	4,571,572
314,700	RF Micro Devices, Inc.* **	2,117,931
16,100	SBA Communications Corp.*	568,008
		11,941,421
	Toys, Games & Hobbies — 0.2%
11,900	Marvel Entertainment, Inc.* **	278,936
	Transportation — 0.3%
9,100	Landstar System, Inc.	381,927
6,400	UTI Worldwide, Inc.	147,072
		528,999
	TOTAL COMMON STOCKS (COST $151,368,848)	163,225,387
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 26.6%
	Repurchase Agreements — 8.0%
6,652,423	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $6,785,517. Repurchase proceeds are $6,655,167.), 4.95%, due 10/01/07***	6,652,423
6,652,423	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $6,785,475. Repurchase proceeds are $6,655,167.), 4.95%, due 10/01/07***	6,652,423
		13,304,846
	Certificates of Deposit — 18.6%
1,108,738	ABN Amro Bank NV, 4.97%, due 10/24/07***	1,108,738
1,108,738	Bank of Nova Scotia, 5.00%, due 10/25/07***	1,108,738
1,108,738	Bank of Nova Scotia, 5.54%, due 10/17/07***	1,108,738
1,108,737	Barclays, 5.55%, due 10/15/07***	1,108,737
2,217,474	BNP Paribas, 5.00%, due 10/25/07***	2,217,474
2,217,474	BNP Paribas, 5.20%, due 10/01/07***	2,217,474

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Certificates of Deposit — continued
1,108,737	BNP Paribas, 5.42%, due 10/15/07***	1,108,737
3,326,211	Calyon, 5.25%, due 10/01/07***	3,326,211
1,108,737	Calyon, 5.33%, due 11/07/07***	1,108,737
1,108,737	Dexia Group, 5.10%, due 11/05/07***	1,108,737
3,326,211	Fortis Bank, 5.25%, due 10/01/07***	3,326,211
1,108,737	Fortis Bank, 5.60%, due 10/12/07***	1,108,737
2,217,474	National Australia Bank, 5.19%, due 10/01/07***	2,217,474
2,217,474	Rabobank Nederland NV, 4.91%, due 10/03/07***	2,217,474
4,536,697	Reserve Primary Money Market Fund***	4,536,697
1,108,737	Societe Generale, 5.12%, due 11/01/07***	1,108,737
1,108,737	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	1,108,737
		31,146,388
	TOTAL SHORT-TERM INVESTMENTS (COST $44,451,234)	44,451,234
	TOTAL INVESTMENTS — 124.1% (Cost $195,820,082)	207,676,621
	Other Assets and Liabilities (net) — (24.1%)	(40,269,767)
	TOTAL NET ASSETS — 100.0%	$167,406,854

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.5
Short-Term Investments	26.6
Other Assets and Liabilities (net)	(24.1)
100.0%

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.8%
	Advertising — 0.2%
112,500	APAC Customer Services, Inc.*	283,500
	Aerospace & Defense — 2.7%
11,000	Alliant Techsystems, Inc.* **	1,202,300
19,650	Esterline Technologies Corp.*	1,121,032
14,400	Goodrich Corp.	982,512
15,800	Kaman Corp. Class A	546,048
		3,851,892
	Agriculture — 0.8%
1,700	Loews Corp. - Carolina Group	139,791
19,400	Universal Corp/Richmond, VA**	949,630
		1,089,421
	Airlines — 0.2%
6,500	UAL Corp.* **	302,445
	Apparel — 0.8%
30,100	Jones Apparel Group, Inc.	636,013
21,400	Maidenform Brands, Inc.*	339,832
16,300	Tefron, Ltd.	101,223
2,500	Weyco Group, Inc.	78,525
		1,155,593
	Auto Manufacturers — 0.3%
7,900	Oshkosh Truck Corp.	489,563
	Auto Parts & Equipment — 1.5%
14,500	Aftermarket Technology Corp.*	460,230
2,900	American Axle & Manufacturing Holdings, Inc.	73,225
4,500	ArvinMeritor, Inc.	75,690
6,100	Cooper Tire & Rubber Co.	148,840
93,384	Exide Technologies* **	606,996
14,400	Keystone Automotive Industries, Inc.*	687,744
3,200	TRW Automotive Holdings Corp.*	101,376
		2,154,101
	Banks — 2.8%
14,600	Associated Banc-Corp.	432,598
32,600	Bancorpsouth, Inc.	792,180
4,800	Bank of Hawaii Corp.	253,680
14,500	Citizens Republic Bancorp, Inc**	233,595
5,700	City National Corp.	396,207
15,100	Colonial BancGroup (The), Inc.	326,462
8,000	First Horizon National Corp.**	213,280

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Banks — continued
8,200	FirstMerit Corp.	162,032
47,900	Fremont General Corp.**	186,810
6,000	Huntington Bancshares, Inc.	101,880
7,800	Irwin Financial Corp.	85,956
31,200	Popular, Inc.**	383,136
7,900	Susquehanna Bancshares, Inc.**	158,790
10,700	TCF Financial Corp.	280,126
		4,006,732
	Beverages — 0.6%
4,400	Constellation Brands, Inc. Class A*	106,524
7,000	Molson Coors Brewing Co. Class B	697,690
		804,214
	Building Materials — 0.5%
6,000	Interline Brands, Inc.*	137,940
23,400	LSI Industries, Inc.	480,168
4,100	Mueller Industries	148,174
		766,282
	Chemicals — 4.7%
24,900	Agrium, Inc.	1,354,062
23,800	Ashland, Inc.	1,432,998
18,700	Celanese Corp. Class A	728,926
20,100	Eastman Chemical Co.	1,341,273
19,400	Ferro Corp.	387,612
18,800	ICO, Inc.*	264,704
20,800	Landec Corp.*	321,568
3,000	OM Group, Inc.*	158,430
18,900	Rockwood Holdings, Inc.*	677,187
5,900	Tronox, Inc. Class B	53,277
		6,720,037
	Commercial Services — 3.0%
16,600	answerthink, Inc.*	54,614
40,200	Convergys Corp.*	697,872
7,900	Electro Rent Corp.	110,679
6,600	Gevity HR, Inc.	67,650
34,150	Healthcare Services Group**	692,220
10,700	Hewitt Associates, Inc. Class A*	375,035
3,300	HMS Holdings Corp.* **	81,213
19,800	Learning Tree International, Inc.*	351,648
14,500	Monro Muffler, Inc.	489,955
38,700	MPS Group, Inc.*	431,505
4,900	Rent-A-Center, Inc.*	88,837
30,000	SAIC, Inc.* **	575,700

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Commercial Services — continued
12,600	Service Corp. International, US	162,540
36,500	Source Interlink Cos., Inc.* **	128,480
6,700	Valassis Communications, Inc.* **	59,764
		4,367,712
	Computers — 1.0%
5,900	COMSYS IT Partners, Inc.*	99,179
10,800	Cray, Inc.*	77,760
27,300	Dot Hill Systems Corp.*	82,719
2,900	Lexmark International, Inc.*	120,437
28,100	Pomeroy IT Solutions, Inc.*	226,205
34,500	Qualstar Corp.*	132,135
11,200	Rackable Systems, Inc.* **	145,264
7,900	Rimage Corp.*	177,276
3,800	Silicon Graphics, Inc.* **	75,050
14,100	Smart Modular Technologies WWH, Inc.*	100,815
20,400	STEC, Inc.* **	155,652
		1,392,492
	Cosmetics & Personal Care — 0.3%
18,000	Elizabeth Arden, Inc.*	485,280
	Distribution & Wholesale — 1.8%
56,100	Bell Microproducts, Inc.*	348,942
6,700	Building Material Holding Corp.**	70,886
1,500	CDW Corp.*	130,800
1,400	Houston Wire & Cable Co.**	25,354
7,100	Ingram Micro, Inc. Class A*	139,231
38,500	Navarre Corp.* **	144,760
2,800	Tech Data Corp.*	112,336
12,000	United Stationers, Inc.*	666,240
20,850	WESCO International, Inc.* **	895,299
		2,533,848
	Diversified Financial Services — 1.6%
16,300	AmeriCredit Corp.* **	286,554
221,900	Friedman Billings Ramsey Group, Inc. Class A**	1,022,959
43,900	IndyMac Bancorp, Inc.**	1,036,479
		2,345,992
	Electric — 3.2%
800	Allete, Inc.**	35,808
11,300	Alliant Energy Corp.	433,016
43,700	Centerpoint Energy, Inc.**	700,511
900	CMS Energy Corp.	15,138
9,500	Energy East Corp.	256,975

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Electric — continued
6,300	Northeast Utilities	179,991
26,100	NRG Energy, Inc.* **	1,103,769
700	OGE Energy Corp.	23,170
42,800	Pepco Holdings, Inc.	1,159,024
6,200	Pinnacle West Capital Corp.	244,962
7,800	Puget Energy, Inc.	190,866
5,500	SCANA Corp.	213,070
		4,556,300
	Electrical Components & Equipment — 0.9%
6,500	Advanced Energy Industries, Inc.*	98,150
17,250	General Cable Corp.* **	1,157,820
4,100	Lamson & Sessions Co. (The)*	110,536
		1,366,506
	Electronics — 4.2%
41,600	Arrow Electronics, Inc.*	1,768,832
48,800	Coherent, Inc.*	1,565,504
19,100	CTS Corp.	246,390
2,200	Cubic Corp.	92,774
4,900	Methode Electronics, Inc.	73,745
8,000	Rofin-Sinar Technologies, Inc.* **	561,680
54,100	Tektronix, Inc.	1,500,734
8,500	Vishay Intertechnology, Inc.*	110,755
8,200	X-Rite, Inc.	118,408
		6,038,822
	Engineering & Construction — 0.5%
4,500	Dycom Industries, Inc.*	137,835
7,800	Emcor Group, Inc.*	244,608
1,200	Granite Construction, Inc.	63,624
9,900	Insituform Technologies, Inc. Class A* **	150,777
1,700	KBR, Inc.*	65,909
		662,753
	Environmental Control — 0.1%
15,100	Allied Waste Industries, Inc.*	192,525
	Food — 2.1%
116,900	Del Monte Foods Co.	1,227,450
7,900	Ingles Markets, Inc. Class A	226,414
1,900	Nash Finch Co.**	75,677
3,700	Performance Food Group Co.*	111,481
33,400	Smithfield Foods, Inc.*	1,052,100
4,800	Supervalu, Inc.	187,248
4,400	Tyson Foods, Inc. Class A	78,540

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Food — continued
3,100	Winn-Dixie Stores, Inc.* **	58,032
		3,016,942
	Forest Products & Paper — 4.4%
52,650	Bowater, Inc.**	785,538
125,300	Domtar Corp.*	1,027,460
47,000	MeadWestvaco Corp.	1,387,910
64,200	Sappi, Ltd., Sponsored ADR	982,260
3,100	Schweitzer-Mauduit International, Inc.	72,230
81,000	Smurfit-Stone Container Corp.*	946,080
102,800	Wausau Paper Corp.	1,146,220
		6,347,698
	Gas — 0.9%
5,800	Energen Corp.	331,296
47,400	NiSource, Inc.	907,236
		1,238,532
	Hand & Machine Tools — 2.2%
15,350	Kennametal, Inc.	1,289,093
23,800	Lincoln Electric Holdings, Inc.	1,847,118
		3,136,211
	Health Care - Products — 1.0%
17,100	Cantel Medical Corp.*	266,931
26,506	Cardiac Science Corp.*	267,180
14,300	DEL Global Technologies Corp.*	42,185
18,500	EDAP TMS SA, ADR* **	106,190
16,400	Insight Enterprises, Inc.* **	423,284
26,500	Microtek Medical Holdings, Inc.*	163,770
69,300	North American Scientific, Inc.*	38,808
17,060	SeraCare Life Sciences, Inc.*	98,095
		1,406,443
	Health Care - Services — 2.5%
55,300	Allied Healthcare International, Inc.*	132,167
9,200	America Service Group, Inc.*	104,420
4,200	Apria Healthcare Group, Inc.*	109,242
52,300	Community Health Systems, Inc.*	1,644,312
34,500	Five Star Quality Care, Inc.*	283,590
22,600	Health Management Associates, Inc. Class A	156,844
8,200	Health Net, Inc.*	443,210
75,300	Hooper Holmes, Inc.*	177,708
9,100	Kindred Healthcare, Inc.*	162,981
4,000	Matria Healthcare, Inc.* **	104,640
13,100	Rehabcare Group, Inc.*	230,429

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued
500	Universal Health Services, Inc. Class B	27,210
		3,576,753
	Home Builders — 0.4%
7,100	KB Home**	177,926
6,400	Levitt Corp. Class A	12,864
9,200	Monaco Coach Corp.	129,076
400	NVR, Inc.*	188,100
		507,966
	Home Furnishings — 0.6%
9,200	Universal Electronics, Inc.*	299,000
6,900	Whirlpool Corp.**	614,790
		913,790
	Household Products & Wares — 1.6%
16,200	Ennis, Inc.	357,048
29,350	Fossil, Inc.* **	1,096,516
12,800	Russ Berrie & Co., Inc.*	215,040
14,200	Standard Register Co. (The)	180,482
11,200	WD-40 Co.	382,368
		2,231,454
	Housewares — 1.0%
49,500	Newell Rubbermaid, Inc.	1,426,590
	Insurance — 11.6%
14,200	Affirmative Insurance Holdings, Inc.	163,158
2,500	Allied World Assurance Holdings, Ltd./Bermuda	129,775
34,700	American Equity Investment Life Holding Co.	369,555
43,500	American Financial Group, Inc.	1,239,315
3,600	American Physicians Service Group, Inc.	66,240
15,100	American Safety Insurance Holdings, Ltd.*	299,282
25,200	Amerisafe, Inc.*	416,808
3,300	Arch Capital Group, Ltd.*	245,553
13,700	Assurant, Inc.	732,950
2,200	Axis Capital Holdings, Ltd.	85,602
5,100	Castlepoint Holdings, Ltd.	58,650
31,500	Conseco, Inc.* **	504,000
31,600	CRM Holdings, Ltd.*	199,080
27,900	Donegal Group, Inc. Class A	451,422
10,200	EMC Insurance Group, Inc.	265,098
4,200	Endurance Specialty Holdings, Ltd.	174,510
6,800	Fidelity National Financial, Inc.	118,864
2,300	First American Corp.	84,226
50,250	Hanover Insurance Group (The), Inc.	2,220,547

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
6,500	IPC Holdings, Ltd.	187,525
19,100	KMG America Corp.*	113,072
36,500	Meadowbrook Insurance Group, Inc.*	328,865
47,600	MGIC Investment Corp.**	1,537,956
17,000	Nationwide Financial Services Class A	914,940
69,000	Old Republic International Corp.	1,293,060
6,900	PartnerRe, Ltd.	545,031
23,700	PMA Capital Corp. Class A*	225,150
23,400	Procentury Corp.	342,342
69,500	Radian Group, Inc.**	1,617,960
18,800	Safeco Corp.**	1,150,936
27,150	Scottish Re Group, Ltd.*	86,609
15,800	SeaBright Insurance Holdings, Inc.*	269,706
34,800	Specialty Underwriters' Alliance, Inc.*	243,600
		16,681,387
	Internet — 0.7%
25,000	i2 Technologies, Inc.* **	381,250
80,600	Lionbridge Technologies*	321,594
35,600	SupportSoft, Inc.*	207,904
10,200	Website Pros, Inc.*	106,692
		1,017,440
	Investment Companies — 0.3%
33,500	MCG Capital Corp.**	482,065
	Iron & Steel — 2.3%
6,300	Carpenter Technology Corp.**	819,063
62,350	Gibraltar Industries, Inc.	1,153,475
17,400	Material Sciences Corp.*	184,788
1,700	Novamerican Steel, Inc.*	86,054
18,800	Reliance Steel & Aluminum Co.**	1,062,952
		3,306,332
	Leisure Time — 0.2%
8,900	Arctic Cat, Inc.**	145,604
10,500	Nautilus, Inc.**	83,685
		229,289
	Machinery - Construction & Mining — 0.2%
3,000	Terex Corp.*	267,060
	Machinery - Diversified — 2.9%
26,900	AGCO Corp.*	1,365,713
14,500	Columbus McKinnon Corp.*	360,905
11,600	Gardner Denver, Inc.*	452,400

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Machinery - Diversified — continued
24,150	Gerber Scientific, Inc.*	262,028
3,300	Intevac, Inc.	50,160
29,000	Presstek, Inc.* **	181,830
54,550	Sauer-Danfoss, Inc.	1,455,394
		4,128,430
	Media — 0.5%
23,700	Citadel Broadcasting Corp.	98,592
11,000	Lee Enterprises, Inc.	171,270
5,800	Media General, Inc. Class A	159,558
7,500	Tribune Co.	204,900
30,700	Westwood One, Inc.	84,425
		718,745
	Metal Fabricate & Hardware — 1.7%
21,900	Commercial Metals Co.	693,135
34,200	NN, Inc.	335,502
11,600	Northwest Pipe Co.* **	438,712
1,700	Sun Hydraulics Corp.	54,060
24,400	Timken Co.	906,460
		2,427,869
	Mining — 0.5%
13,400	Century Aluminum Co.* **	705,510
	Miscellaneous - Manufacturing — 1.4%
14,200	Blount International, Inc.*	161,312
25,000	Flanders Corp.*	114,250
101,200	Griffon Corp.*	1,528,120
7,600	Standex International Corp.	157,168
1,300	Teleflex, Inc.	101,296
		2,062,146
	Office & Business Equipment — 0.1%
12,900	IKON Office Solutions, Inc.	165,765
	Oil & Gas — 4.9%
18,500	Brigham Exploration Co.*	109,705
10,800	Cabot Oil & Gas Corp.	379,728
4,600	Comstock Resources, Inc.*	141,864
29,700	Denbury Resources, Inc.*	1,327,293
46,600	Grey Wolf, Inc.* **	305,230
4,400	Helmerich & Payne, Inc.	144,452
12,900	Newfield Exploration Co.*	621,264
21,500	Noble Energy, Inc.	1,505,860

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
6,200	Patterson-UTI Energy, Inc.**	139,934
12,400	Range Resources Corp.	504,184
4,400	Seacor Holdings, Inc.*	418,440
28,500	Southwestern Energy Co.*	1,192,725
500	Tesoro Corp.	23,010
12,500	Warren Resources, Inc.* **	156,750
		6,970,439
	Oil & Gas Services — 1.5%
45,600	Acergy SA, Sponsored ADR**	1,354,320
2,800	Dresser-Rand Group, Inc.*	119,588
34,100	Newpark Resources*	182,776
13,800	Willbros Group, Inc.* **	469,200
		2,125,884
	Packaging & Containers — 1.0%
29,300	Chesapeake Corp.	247,878
18,800	Packaging Corp. of America	546,516
22,100	Sonoco Products Co.	666,978
		1,461,372
	Pharmaceuticals — 1.2%
39,400	BioScrip, Inc.*	252,948
25,700	Draxis Health, Inc.*	133,640
32,900	Healthtronics, Inc.*	167,790
16,400	King Pharmaceuticals, Inc.*	192,208
29,700	Omnicare, Inc.	983,961
		1,730,547
	Pipelines — 1.5%
4,900	Equitable Resources, Inc.	254,163
19,500	National Fuel Gas Co.	912,795
4,500	ONEOK Partners, LP**	267,570
15,900	Oneok, Inc.	753,660
		2,188,188
	Real Estate — 0.0%
5,300	Thomas Properties Group, Inc.	63,600
	REITS — 4.7%
11,200	Agree Realty Corp. REIT	351,008
700	Alexandria Real Estate Equities, Inc. REIT	67,382
3,700	AMB Property Corp. REIT	221,297
700	American Campus Communities, Inc. REIT	20,503
3,700	American Financial Realty Trust REIT	29,785
12,000	Annaly Capital Management, Inc. REIT	191,160

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
47,600	Anthracite Capital, Inc. REIT**	433,160
65,800	Anworth Mortgage Asset Corp. REIT	354,662
3,100	Apartment Investment & Management Co. REIT Class A**	139,903
3,200	Ashford Hospitality Trust, Inc. REIT	32,160
2,100	BioMed Realty Trust, Inc. REIT**	50,610
3,300	Brandywine Realty Trust REIT	83,523
1,800	Bre Properties, Inc. REIT**	100,674
2,000	Camden Property Trust REIT**	128,500
400	Capital Trust, Inc., NY REIT Class A	14,200
5,300	CapitalSource, Inc. REIT	107,272
16,500	Care Investment Trust, Inc. REIT*	198,000
2,300	CBL & Associates Properties, Inc. REIT	80,615
1,300	Cedar Shopping Centers, Inc. REIT	17,706
1,700	Colonial Properties Trust REIT**	58,310
1,100	Corporate Office Properties Trust SBI MD REIT	45,793
5,100	DCT Industrial Trust, Inc. REIT	53,397
3,700	Deerfield Triarc Capital Corp. REIT**	33,485
4,100	Diamondrock Hospitality Co. REIT	71,381
3,300	Douglas Emmett, Inc. REIT	81,609
1,400	Duke Realty Corp. REIT	47,334
800	Entertainment Properties Trust REIT**	40,640
1,100	Equity One, Inc. REIT**	29,920
400	Essex Property Trust, Inc. REIT	47,028
1,900	Extra Space Storage, Inc. REIT	29,241
800	Federal Realty Investment Trust REIT	70,880
24,000	Feldman Mall Properties, Inc. REIT	181,440
1,400	First Industrial Realty Trust, Inc. REIT**	54,418
700	First Potomac Realty Trust REIT	15,260
1,800	Franklin Street Properties Corp. REIT	31,050
500	Gramercy Capital Corp., New York REIT**	12,585
2,900	Health Care REIT, Inc.**	128,296
1,500	Healthcare Realty Trust, Inc. REIT	39,990
1,200	Highwoods Properties, Inc. REIT**	44,004
300	Home Properties, Inc. REIT**	15,654
5,100	Hospitality Properties Trust REIT	207,315
8,200	HRPT Properties Trust REIT	81,098
16,300	Impac Mortgage Holdings, Inc. REIT	25,102
1,300	Inland Real Estate Corp. REIT**	20,137
1,400	Investors Real Estate Trust REIT**	15,120
4,600	Istar Financial Inc. REIT**	156,354
32,900	JER Investors Trust, Inc. REIT	409,605
200	KKR Financial Holdings LLC REIT**	3,370
1,300	Lasalle Hotel Properties REIT	54,704
11,400	Lexington Realty Trust REIT**	228,114
3,300	Liberty Property Trust REIT**	132,693
700	LTC Properties, Inc. REIT	16,569

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	REITS — continued
25,400	Luminent Mortgage Capital, Inc. REIT**	42,418
2,400	Mack-Cali Realty Corp. REIT	98,640
600	Maguire Properties, Inc. REIT	15,498
28,200	Medical Properties Trust, Inc. REIT**	375,624
2,500	MFA Mortgage Investments, Inc. REIT	20,050
700	National Health Investors, Inc. REIT	21,637
2,300	National Retail Properties, Inc. REIT	56,074
500	Nationwide Health Properties, Inc. REIT**	15,065
1,900	Newcastle Investment Corp. REIT**	33,478
1,800	NorthStar Realty Finance Corp. REIT**	17,874
1,772	Novastar Financial, Inc. REIT**	15,718
500	Parkway Properties, Inc. REIT**	22,070
1,000	Pennsylvania Real Estate Investment Trust REIT	38,940
1,600	Post Properties, Inc. REIT	61,920
1,400	Potlatch Corp. REIT	63,042
1,900	RAIT Financial Trust REIT**	15,637
2,500	Rayonier, Inc. REIT	120,100
3,600	Realty Income Corp. REIT**	100,620
800	Redwood Trust, Inc. REIT**	26,576
2,400	Regency Centers Corp. REIT	184,200
2,500	Senior Housing Properties Trust REIT	55,150
543	SL Green Realty Corp. REIT**	63,406
600	Sovran Self Storage, Inc. REIT**	27,504
2,300	Strategic Hotels & Resorts, Inc. REIT	47,357
1,900	Sunstone Hotel Investors, Inc. REIT	48,716
900	Taubman Centers, Inc. REIT	49,275
4,100	Thornburg Mortgage, Inc. REIT**	52,685
1,400	U-Store-It Trust REIT	18,480
		6,811,770
	Retail — 6.3%
18,800	AC Moore Arts & Crafts, Inc.*	296,288
40,800	Autonation, Inc.* **	722,976
10,500	Big Lots, Inc.* **	313,320
13,200	BJ's Wholesale Club, Inc.*	437,712
44,400	Casey's General Stores, Inc.	1,229,880
16,800	Cato Corp. Class A	343,392
19,100	Charlotte Russe Holding, Inc.*	279,624
6,300	Circuit City Stores, Inc.**	49,833
17,000	Collective Brands, Inc.*	375,020
24,600	Dillard's, Inc. Class A**	537,018
5,400	Dress Barn, Inc.*	91,854
23,700	Finlay Enterprises, Inc.*	97,170
4,900	Foot Locker, Inc.	75,117
6,700	Jo-Ann Stores, Inc.*	141,370
7,200	Kenneth Cole Productions, Inc. Class A	139,464

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Retail — continued
13,500	Mothers Work, Inc.* **	252,045
29,200	New York & Co., Inc.*	178,120
11,300	O'Charley's, Inc.	171,308
91,300	Pacific Sunwear of California, Inc.*	1,351,240
16,200	PC Mall, Inc.*	252,882
3,500	RadioShack Corp.**	72,310
18,500	Retail Ventures, Inc.*	192,585
200	Rite Aid Corp.*	924
10,500	School Specialty, Inc.* **	363,615
16,800	Sharper Image Corp.* **	69,384
9,900	Shoe Carnival, Inc.*	156,222
3,800	Sonic Automotive, Inc.	90,972
3,200	Suburban Propane Partners, LP	142,080
31,600	Trans World Entertainment*	144,728
20,100	United Retail Group, Inc.*	273,159
36,500	Wet Seal (The), Inc. Class A*	141,255
		8,982,867
	Savings & Loans — 1.0%
5,200	BankFinancial Corp.	82,264
20,800	BFC Financial Corp. Class A*	60,736
12,000	Downey Financial Corp.**	693,600
5,400	FirstFed Financial Corp.* **	267,570
10,200	PFF Bancorp, Inc.	156,468
6,900	Washington Federal, Inc.	181,194
		1,441,832
	Semiconductors — 0.3%
14,500	Diodes, Inc.* **	465,450
	Software — 1.9%
26,650	American Software Class A	245,180
71,800	Borland Software Corp.* **	312,330
7,900	Corel Corp.*	101,199
35,700	GSE Systems, Inc.*	240,975
32,900	infoUSA, Inc.	305,641
26,000	JDA Software Group, Inc.*	537,160
13,000	MSC.Software Corp.*	177,060
10,800	Pegasystems, Inc.	128,520
24,700	Plato Learning, Inc.*	93,366
13,800	SPSS, Inc.*	567,732
		2,709,163
	Telecommunications — 1.0%
25,900	Adaptec, Inc.*	98,938
27,850	Avaya, Inc.*	472,336

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Telecommunications — continued
8,000	CenturyTel, Inc.	369,760
5,400	Mastec, Inc.*	75,978
35,200	Premiere Global Services, Inc.*	445,280
		1,462,292
	Toys, Games & Hobbies — 0.1%
21,100	Lenox Group, Inc.*	101,280
	Transportation — 1.6%
22,000	CAI International, Inc.*	310,200
16,800	Dynamex, Inc.*	430,416
2,300	Gulfmark Offshore, Inc.*	111,918
1,800	Overseas Shipholding Group	138,294
7,600	Ryder System, Inc.**	372,400
14,300	Tidewater, Inc.	898,612
3,500	YRC Worldwide, Inc.* **	95,620
		2,357,460
	TOTAL COMMON STOCKS (COST $142,265,969)	140,432,571
	PREFERRED STOCKS — 0.1%
	REITS — 0.1%
5,900	Anworth Mortgage Asset Corp. Preferred, Convertible, REIT*	101,775
	TOTAL PREFERRED STOCKS (COST $134,833)	101,775
	RIGHTS — 0.0%
	Home Builders — 0.0%
27,728	Levitt Corp. Class A Rights, Expires TBD	—
	TOTAL RIGHTS (COST $0)	0
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 20.3%
	Repurchase Agreements — 6.1%
4,365,767	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $4,453,112. Repurchase proceeds are $4,367,568.), 4.95%, due 10/01/07***	4,365,767
4,365,767	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $4,453,084. Repurchase proceeds are $4,367,568.), 4.95%, due 10/01/07***	4,365,767
		8,731,534

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Certificates of Deposit — 14.2%
727,628	ABN Amro Bank NV, 4.97%, due 10/24/07***	727,628
727,628	Bank of Nova Scotia, 5.00%, due 10/25/07***	727,628
727,628	Bank of Nova Scotia, 5.54%, due 10/17/07***	727,628
727,628	Barclays, 5.55%, due 10/15/07***	727,628
1,455,255	BNP Paribas, 5.00%, due 10/25/07***	1,455,255
1,455,255	BNP Paribas, 5.20%, due 10/01/07***	1,455,255
727,628	BNP Paribas, 5.42%, due 10/15/07***	727,628
2,182,883	Calyon, 5.25%, due 10/01/07***	2,182,883
727,628	Calyon, 5.33%, due 11/07/07***	727,628
727,628	Dexia Group, 5.10%, due 11/05/07***	727,628
2,182,883	Fortis Bank, 5.25%, due 10/01/07***	2,182,883
727,628	Fortis Bank, 5.60%, due 10/12/07***	727,628
1,455,255	National Australia Bank, 5.19%, due 10/01/07***	1,455,255
1,455,255	Rabobank Nederland NV, 4.91%, due 10/03/07***	1,455,255
2,977,285	Reserve Primary Money Market Fund***	2,977,285
727,628	Societe Generale, 5.12%, due 11/01/07***	727,628
727,628	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	727,628
		20,440,351
	TOTAL SHORT-TERM INVESTMENTS (COST $29,171,885)	29,171,885
	TOTAL INVESTMENTS — 118.2% (Cost $171,572,687)	169,706,231
	Other Assets and Liabilities (net) — (18.2%)	(26,112,825)
	TOTAL NET ASSETS — 100.0%	$143,593,406

Notes to Schedule of Investments:

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.8
Short-Term Investments	20.3
Preferred Stocks	0.1
Rights	0.0
Other Assets and Liabilities (net)	(18.2)
100.0%

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.6%
	Australia — 3.3%
19,216	Austria & New Zealand Banking Group, Ltd.	505,054
24,420	BHP Billiton, Ltd.	962,747
37,187	BlueScope Steel, Ltd.	353,768
16,962	CSL, Ltd., Australia	1,610,629
25,053	Foster's Group, Ltd.	144,774
58,995	Macquarie Bank, Ltd.	4,406,324
53,503	Mirvac Group	258,044
153,664	QBE Insurance Group, Ltd.	4,596,292
5,811	Rio Tinto, Ltd.	556,515
30,053	Santos, Ltd.	400,261
39,684	Stockland	316,065
45,269	Suncorp-Metway, Ltd.	813,234
20,164	Tabcorp Holdings, Ltd.	270,339
168,291	Telstra Corp., Ltd.	649,331
25,793	Westpac Banking Corp.	650,527
16,136	Woodside Petroleum, Ltd.	716,834
24,571	Woolworths, Ltd.	646,017
43,827	WorleyParsons, Ltd.	1,644,859
35,864	Zinifex, Ltd.	562,395
	Total Australia	20,064,009
	Austria — 0.1%
297	Boehler-Uddeholm AG	31,019
578	Flughafen Wien AG	59,546
4,078	OMV AG	271,592
4,145	Voestalpine AG	357,226
	Total Austria	719,383
	Bahrain — 0.0%
797	Investcorp Bank BSC, GDR	21,718
6,979	Investcorp Bank BSC, GDR, 144A	181,733
	Total Bahrain	203,451
	Belgium — 0.7%
8,225	AGFA-Gevaert NV	157,912
890	Colruyt SA	187,515
2,604	Delhaize Group	248,860
15,330	Dexia	463,065
97,252	Fortis**	2,856,038
3,090	UCB SA	181,842
	Total Belgium	4,095,232
	Bermuda — 0.6%
23,779	Aquarius Platinum, Ltd.	833,274

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Bermuda — continued
186,400	Esprit Holdings, Ltd.	2,963,243
36,500	Yue Yuen Industrial Holdings	109,237
	Total Bermuda	3,905,754
	Brazil — 2.4%
4,100	Brasil Telecom Participacoes SA, ADR	305,942
12,500	Cia de Bebidas das Americas, ADR	914,125
147,600	Cia Vale Do Rio Doce ADR	5,008,068
13,100	Empresa Brasileira de Aeronautica SA, ADR	575,352
42,400	JHSF Participacoes SA*	225,135
27,900	Petroleo Brasileiro SA, ADR**	2,106,450
62,000	Petroleo Brasileiro SA, Sponsored ADR	4,011,400
25,268	Redecard SA*	467,046
19,236	Souza Cruz SA	494,595
12,300	Tam SA, ADR**	337,020
	Total Brazil	14,445,133
	Canada — 0.9%
7,900	BCE, Inc.	317,208
9,600	Canadian Imperial Bank of Commerce	959,903
7,600	Canadian Natural Resources	577,897
11,200	Encana Corp.	693,167
2,500	Magna International, Inc. Class A	241,396
11,000	National Bank of Canada	603,301
8,100	Potash Corp. of Saskatchewan	856,300
14,100	Research In Motion, Ltd.*	1,387,013
	Total Canada	5,636,185
	China — 0.9%
1,272,000	China Construction Bank Class H	1,160,881
1,564,000	China Petroleum & Chemical Corp. Class H	1,954,836
435,000	China Shenhua Energy Co., Ltd.	2,614,933
	Total China	5,730,650
	Denmark — 0.0%
1,250	Carlsberg AS Class B	170,281
	Egypt — 0.3%
5,043	Eastern Tobacco	352,888
8,700	Orascom Construction Industries	737,013
514	Orascom Construction Industries, GDR	86,995
6,500	Orascom Telecom Holdings, GDR	424,027
	Total Egypt	1,600,923
	Finland — 2.3%
3,900	Kesko OYJ	258,406

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
7,242	Konecranes OYJ	290,541
8,477	Neste Oil OYJ**	309,466
248,195	Nokia OYJ	9,410,194
12,393	Outokumpu OYJ	443,966
5,300	Outotec OYJ	373,101
8,363	Rautaruukki OYJ	505,352
14,773	Sampo OYJ Class A	449,812
96,200	Stora Enso OYJ	1,868,836
18,199	Tietoenator OYJ	407,378
	Total Finland	14,317,052
	France — 10.5%
23,581	Accor SA	2,087,934
33,200	Air France-KLM	1,216,740
3,119	Alstom	632,396
49,982	BNP Paribas	5,454,825
7,234	Bouygues	622,311
7,798	Business Objects SA*	347,115
20,875	Cie de Saint-Gobain	2,172,819
29,990	Compagnie Generale des Etablissements Michelin	4,021,068
109,729	Credit Agricole SA	4,221,182
4,806	Electricite de France	506,804
44,171	Essilor International	2,763,983
10,793	France Telecom SA	360,554
6,974	Groupe Danone	547,478
445	Lafarge SA	68,760
21,600	Lagardere S.C.A.	1,833,584
18,466	L'Oreal	2,416,051
801	Nexans SA	131,400
12,049	Peugeot SA	991,802
43,095	Renault SA	6,228,041
78,815	Sanofi-Aventis	6,655,711
23,635	Societe Generale	3,955,521
22,278	Technip SA	1,986,503
154,401	Total SA	12,520,530
1,723	UBISOFT Entertainment*	117,372
9,020	Veolia Environnement	774,670
19,779	Vinci SA	1,541,172
	Total France	64,176,326
	Germany — 10.5%
1,900	Adidas AG	124,296
29,544	Allianz AG	6,884,322
25,186	Altana AG	605,329
46,348	BASF AG	6,393,639

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
69,717	Bayer AG	5,534,443
6,960	Bayerische Motoren Werke AG	447,694
5,122	Bilfinger Berger AG	399,250
10,393	Commerzbank AG	419,616
18,944	DaimlerChrysler AG	1,903,127
35,834	Deutsche Bank AG	4,605,884
35,917	Deutsche Boerse AG	4,878,079
71,632	Deutsche Lufthansa	2,054,747
9,523	Deutsche Post AG	276,280
35,341	E.ON AG	6,516,738
14,037	Epcos AG	274,487
4,930	GEA Group AG*	172,966
3,906	Hannover Rueckversicherung AG	197,644
3,090	Hochtief AG	373,835
25,621	Infineon Technologies AG*	440,522
7,243	Man AG	1,051,180
26,952	Merck Kgaa	3,242,700
32,870	Muenchener Rueckver AG	6,299,968
8,994	Premiere AG*	193,653
21,160	RWE AG	2,654,176
3,139	Salzgitter AG	614,889
7,562	SGL Carbon AG*	432,323
29,957	Siemens AG	4,107,815
4,043	Stada Arzneimittel AG	262,936
10,655	Suedzucker AG	213,506
2,114	Techem AG	141,182
9,260	Thyssenkrupp AG	588,132
11,934	TUI AG*	319,751
6,834	Volkswagen AG	1,540,457
	Total Germany	64,165,566
	Hong Kong — 0.7%
86,200	Bank of East Asia, Ltd.	483,780
745,000	China Netcom Group Corp Hong Kong, Ltd.	1,994,684
70,000	CLP Holdings, Ltd.	484,769
18,000	Hang Lung Group, Ltd.	102,412
52,500	Hongkong Electric Holdings	273,020
47,000	Melco International Development	87,845
217,995	Sino Land Co.	542,697
	Total Hong Kong	3,969,207
	Hungary — 0.0%
1,230	Gedeon Richter Rt	261,823
	India — 0.6%
5,550	Grasim Industries, Ltd., Sponsored ADR, 144A	489,023

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	India — continued
23,006	Hero Honda Motors, Ltd.	431,195
111,254	Hindustan Unilever, Ltd.	615,914
31,071	Oil & Natural Gas Corp., Ltd.	747,076
15,700	Punjab National Bank	213,766
23,000	Satyam Computer Services, Ltd., ADR**	595,470
7,090	State Bank of India, Ltd., GDR	796,845
	Total India	3,889,289
	Indonesia — 0.4%
251,000	Astra International Tbk PT	528,349
830,100	Bank Mandiri	319,967
6,800	PT Telekomunikasi Indonesia, ADR	331,976
709,000	Telekomunikasi Indonesia Tbk PT	852,816
350,500	United Tractors Tbk PT	314,281
	Total Indonesia	2,347,389
	Ireland — 1.1%
241,896	Anglo Irish Bank Corp. Plc	4,561,604
9,649	CRH Plc (Dublin Exchange)	382,167
10,458	DCC Plc	307,868
58,160	Depfa Bank Plc	1,200,982
	Total Ireland	6,452,621
	Israel — 0.3%
134,338	Bank Hapoalim, Ltd.	685,483
43,530	Israel Chemicals, Ltd.	398,948
21,000	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	933,870
	Total Israel	2,018,301
	Italy — 3.6%
24,900	Buzzi Unicem Spa	645,906
119,979	Enel Spa	1,354,787
253,278	ENI Spa**	9,361,580
195,642	Fiat Spa (MIL Exchange)**	5,901,306
5,893	Fiat Spa (PAR Exchange)	176,079
21,655	Fondiaria-Sai Spa (Ordinary Shares)**	1,014,134
10,100	Fondiaria-Sai Spa (Savings Shares)	328,642
20,700	Italcementi Spa	457,474
340,494	UniCredito Italiano Spa (Milan Exchange)	2,905,401
	Total Italy	22,145,309
	Japan — 16.9%
4,780	Acom Co., Ltd.	106,393
9,900	Alps Electric Co., Ltd.	118,957
11,200	Astellas Pharma, Inc.	536,556
52,300	Canon, Inc.	2,851,115

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
17,600	Chubu Electric Power Co., Inc.	455,245
26,850	Daiei, Inc.*	212,438
22,000	Daiichi Sanyko Co., Ltd.	659,914
70,000	Daikyo, Inc.	225,797
45,200	Denso Corp.	1,701,656
4,600	Eisai Co., Ltd.	217,172
9,000	Elpida Memory, Inc.*	330,218
34,000	Fuji Heavy Industries, Ltd.	149,285
11,900	FUJIFILM Holdings Corp.	549,398
393,000	Fujitsu, Ltd.	2,774,560
115,000	Haseko Corp.*	274,964
69,400	Honda Motor Co., Ltd.	2,329,122
7,500	Hoya Corp.	255,619
50,000	Isuzu Motors, Ltd.	286,050
103,000	Itochu Corp.	1,249,272
15,000	Japan Steel Works, Ltd./The	248,707
99	Japan Tobacco, Inc.	543,138
76,200	JFE Holdings, Inc.	5,392,931
21,300	Kansai Electric Power	486,132
9,000	Kao Corp.	268,400
73,000	Kawasaki Kisen Kaisha, Ltd.	1,070,739
277	KK DaVinci Advisors*	207,843
71,100	Komatsu, Ltd.	2,386,176
7,300	Konami Corp.	198,661
95,500	Konica Minolta Holdings, Inc.	1,616,646
7,600	Kyushu Electric Power	200,878
15,700	Leopalace21 Corp.	514,620
103,000	Marubeni Corp.	943,894
31,000	Mazda Motor Corp.	156,597
286,000	Mitsubishi Chemical Holdings Corp.	2,486,632
105,500	Mitsubishi Co.	3,338,869
17,000	Mitsubishi Estate Co., Ltd.	486,284
41,000	Mitsubishi Heavy Industries, Ltd.**	267,713
41,000	Mitsubishi Materials Corp.	254,523
370	Mitsubishi UFJ Financial Group, Inc.	3,249,141
335,000	Mitsui & Co., Ltd.	8,126,331
118,000	Mitsui Chemicals, Inc.	1,170,613
13,000	Mitsui Fudosan Co., Ltd.	360,562
254,000	Mitsui OSK Lines, Ltd.	4,109,847
97,000	Mitsui Trust Holding, Inc.	755,658
18,100	Mitsumi Electric Co., Ltd.	738,069
133,000	NGK Insulators, Ltd.	4,278,572
7,000	Nikon Corp.	240,403
4,200	Nintendo Co., Ltd.	2,183,715
42	Nippon Building Fund, Inc. REIT	609,834
72,000	Nippon Oil Corp.	667,948

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
191,000	Nippon Steel Corp.	1,373,360
37,000	Nippon Suisan Kaisha, Ltd.	195,270
413	Nippon Telegraph & Telephone Corp.	1,928,279
29,000	Nippon Yakin Kogyo Co., Ltd.	289,710
210,000	Nippon Yusen KK	2,048,602
470,400	Nissan Motor Company, Ltd.	4,707,476
339	NTT DoCoMo, Inc.	483,380
11,000	OKUMA Corp.	160,292
1,700	Ono Pharmaceutical Co., Ltd.	91,049
17,700	Orix Corp.	4,031,996
197,000	Osaka Gas Co., Ltd.	690,266
35,000	Pacific Metals Co., Ltd.	539,538
337	Resona Holdings, Inc.	577,220
36,000	Ricoh Company, Ltd.	760,596
159,000	Sanyo Electric Co., Ltd.*	261,279
45,000	Sasebo Heavy Industries Co., Ltd.	307,525
27,100	Seven & I Holdings Co., Ltd.	696,261
157,000	Sharp Corp.	2,846,107
166,600	Sojitz Corp.	724,253
6,300	Sony Corp.	305,099
34,100	Sumco Corp.	1,387,541
32,000	Sumitomo Corp.	617,659
31,000	Sumitomo Light Metal Industries	54,715
508	Sumitomo Mitsui Financial Group	3,953,050
17,500	Suzuki Motor Corp.	517,324
5,000	Taisho Pharmaceutical Co., Ltd.	98,248
18,000	Taiyo Yuden Co., Ltd.	356,041
28,700	Takeda Pharmaceutical Co., Ltd.	2,016,224
3,700	TDK Corp.	324,271
15,000	Tokai Carbon Co., Ltd.	169,804
81,700	Tokyo Electric Power Company	2,059,992
59,000	Tokyo Gas Co., Ltd.	274,442
14,000	TonenGeneral Sekiyu KK	140,590
335,000	Toshiba Corp.**	3,125,288
36,600	Toyota Motor Corp.	2,157,527
	Total Japan	103,114,081
	Luxembourg — 1.1%
67,172	ArcelorMittal	5,287,511
15,900	Oriflame Cosmetics SA, SDR	961,022
14,300	Tenaris SA, ADR**	752,466
	Total Luxembourg	7,000,999
	Malaysia — 0.0%
7,900	British American Tobacco Malaysia Berhad	95,635

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Malaysia — continued
42,200	PLUS Expressways Berhad	39,383
	Total Malaysia	135,018
	Mexico — 0.9%
54,900	America Movil SA de CV-Series L, ADR	3,513,600
19,548	Cemex SAB de CV ADR*	584,876
11,100	Desarrolladora Homex SA de CV, ADR* **	616,050
5,800	Fomento Economico Mexicano SA de CV, Sponsored ADR	216,920
13,100	Grupo Televisa SA, Sponsored ADR	316,627
44,300	Kimberly-Clark de Mexico SAB de CV	199,691
	Total Mexico	5,447,764
	Netherlands — 4.6%
46,247	ABN Amro Holding NV	2,430,208
37,263	Aegon NV	711,704
6,650	Corporate Express	72,254
16,090	European Aeronautic Defence and Space Co. NV	493,344
2,216	Heineken Holding NV	126,690
16,651	Heineken NV	1,089,764
158,754	ING Groep NV	7,028,282
189,560	Koninklijke Ahold NV*	2,857,577
5,513	Koninklijke DSM NV	296,756
34,923	Reed Elsevier NV	661,548
162,835	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	6,706,435
128,067	Royal Dutch Shell Plc Class A (London Exchange)	5,262,702
19,628	Royal KPN NV	339,713
2,225	Wereldhave NV	267,224
	Total Netherlands	28,344,201
	Norway — 0.4%
33,112	Renewable Energy Corp. AS* **	1,517,512
17,800	Statoil Asa	603,209
	Total Norway	2,120,721
	Philippines — 0.2%
15,100	Philippine Long Distance Telephone Co., ADR	971,534
	Portugal — 0.1%
68,566	Banco Comercial Portugues SA Class R	283,757
	Russia — 0.4%
5,498	Evraz Group SA, GDR	348,023
2,296	MMC Norilsk Nickel, ADR**	587,776
11,300	Mobile Telesystems, ADR	783,203
141,626	TNK-BP Holding	290,333

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
700	Vsmpo-Avisma Corp.	203,000
	Total Russia	2,212,335
	Singapore — 0.5%
61,000	DBS Group Holdings, Ltd.	887,601
93,000	Oversea-Chinese Banking Corp.	557,580
85,000	Singapore Exchange, Ltd.	738,657
25,000	Singapore Petroleum Co., Ltd.	114,521
105,000	Singapore Telecommunications, Ltd.	284,348
40,000	United Overseas Bank, Ltd.	595,507
	Total Singapore	3,178,214
	South Africa — 0.6%
40,296	Imperial Holdings, Ltd.	753,715
23,843	Kumba Iron Ore, Ltd.	781,313
20,921	Murray & Roberts Holdings	272,587
17,612	Naspers, Ltd.	487,801
4,900	Nedbank Group, Ltd.	88,817
45,700	Pretoria Portland Cement Co., Ltd.	316,738
74,757	Salam, Ltd.	241,395
92,343	Steinhoff International Holdings, Ltd.	261,092
83,282	Truworths International, Ltd.	381,708
	Total South Africa	3,585,166
	South Korea — 2.2%
325	Amorepacific Corp.	242,556
1,532	GS Engineering & Construction Corp.	266,173
9,300	Hana Financial Group, Inc.	438,502
3,966	Hite Brewery Co., Ltd.	554,716
47,400	Hynix Semiconductor, Inc.*	1,621,177
16,710	Hyundai Mobis	1,772,978
10,700	Kangwon Land, Inc.	315,686
6,200	Kookmin Bank	516,243
26,000	Kookmin Bank, ADR**	2,131,740
3,000	POSCO	2,206,196
2,740	Samsung Electronics, GDR, 144A (London Exchange)	859,675
3,400	Samsung Electronics, GDR, 144A (OTC)	1,068,131
14,220	Shinhan Financial Group Co., Ltd.	929,199
600	Shinhan Financial Group, ADR	76,980
593	SK Telecom Co., Ltd.	136,076
3,700	SK Telecom Co., Ltd., ADR**	109,890
13,070	Woongjin Coway Co., Ltd.	429,168
	Total South Korea	13,675,086
	Spain — 1.9%
11,199	Acerinox SA	336,052

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
2,423	ACS Actividades Cons Y Serv	133,355
31,290	Avanzit SA*	188,676
18,787	Banco Popular Espanol SA	321,951
16,835	Banco Santander SA	326,328
43,228	Inditex SA	2,905,389
64,578	Repsol VPF SA	2,300,582
190,493	Telefonica SA	5,317,956
31,290	Vertice Trescientos Sesenta Grados	—
	Total Spain	11,830,289
	Sweden — 1.7%
168,252	Atlas Copco AB Class A	2,899,977
9,300	Boliden AB	197,313
17,700	Electrolux AB Class B	373,478
14,900	Hennes & Mauritz AB Class B	940,888
10,000	Investor AB Class B	255,834
6,400	Nordea Bank AB	111,101
40,100	Sandvik AB	856,977
23,600	Scania AB Class B	572,758
15,600	Skandinaviska Enskilda Banken AB	505,206
9,600	SKF AB	201,452
14,500	Swedbank AB	483,031
13,000	Tele2 AB	279,832
194,854	TeliaSonera AB	1,754,546
3,100	Trelleborg AB Class B	72,839
49,100	Volvo AB Class B	851,976
	Total Sweden	10,357,208
	Switzerland — 7.9%
230,577	ABB, Ltd.	6,051,610
13,900	Alcon, Inc.	2,000,488
167,638	Credit Suisse Group	11,092,636
14,308	Nestle SA	6,405,653
56,349	Novartis AG	3,099,147
655	OC Oerlikon Corp. AG Class R*	239,556
10,968	Petroplus Holdings AG*	964,230
19,113	Roche Holding AG	3,453,822
721	Swatch Group AG Class B	235,766
43,423	Swiss Reinsurance**	3,854,618
132,164	Xstrata Plc	8,734,935
6,425	Zurich Financial Services	1,920,845
	Total Switzerland	48,053,306
	Taiwan — 1.7%
85,055	Advantech Co., Ltd.	252,024
1,235,109	AU Optronics Corp.	2,130,738

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
695,000	Chinatrust Financial Holding*	510,043
47,499	Fubon Financial Holding, GDR	405,347
169,056	HON HAI Precision Industry Co., Ltd., GDR	2,548,657
72,579	Novatek Microelectronics Corp., Ltd.	315,803
756,638	Siliconware Precision Industries Co.	1,704,087
48,913	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	495,000
2,744,744	United Microelectronics Corp.	1,963,920
	Total Taiwan	10,325,619
	Thailand — 0.1%
153,200	Kasikornbank Plc	368,753
	Turkey — 0.3%
23,000	Ford Otomotiv Sanayi AS	243,045
62,958	Turkcell Iletisim Hizmet AS, ADR	1,339,746
73,400	Turkiye Is Bankasi	442,351
	Total Turkey	2,025,142
	United Kingdom — 15.9%
146,673	3i Group Plc	2,979,278
32,143	Aberdeen Asset Management Plc	119,840
32,403	Amec Plc	489,180
26,841	Anglo American Plc	1,798,574
24,500	Antofagasta Plc	380,602
24,992	Arriva Plc	393,337
80,280	AstraZeneca Plc	4,005,547
252,917	Aviva Plc	3,792,464
293,450	BAE Systems Plc	2,950,441
281,100	Barclays Plc	3,410,423
20,479	Barratt Developments Plc	312,087
38,622	BBA Aviation Plc	179,799
44,521	BG Group Plc	767,363
145,000	BHP Billiton Plc	5,169,776
35,023	Britvic Plc	230,474
251,538	BT Group Plc	1,573,286
20,708	Burberry Group Plc	277,185
133,895	Capita Group Plc	1,975,007
126,474	Centrica Plc	980,441
9,696	Cookson Group Plc	150,724
119,576	DSG International Plc	328,885
31,813	Firstgroup Plc	446,246
254,418	Glaxosmithkline Plc	6,722,851
265,466	HBOS Plc	4,946,047
44,403	Home Retail Group	337,206
12,162	IMI Plc	132,440
27,495	Imperial Chemical Industries Plc	365,230

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
15,905	Imperial Tobacco Group Plc	726,175
229,638	International Power Plc	2,111,187
55,657	J Sainsbury Plc	654,843
50,500	Kazakhmys Plc	1,445,551
26,166	Kesa Electricals Plc	146,734
48,464	Kingfisher Plc	176,544
50,187	Ladbrokes Plc	441,458
480,929	Man Group Plc	5,423,308
30,697	Michael Page International Plc	257,980
11,318	National Express Group Plc	285,236
38,262	National Grid Plc	611,152
18,125	Next Plc	725,246
137,056	Northern Foods Plc	272,948
115,978	Old Mutual Plc	378,769
13,177	Provident Financial Plc	240,005
12,043	Punch Taverns Plc	241,923
60,743	Reckitt Benckiser Plc	3,554,236
90,552	Rio Tinto Plc	7,800,073
674,456	Royal Bank of Scotland Group	7,214,040
26,799	Royal Dutch Shell Plc Class B	1,098,531
11,912	SABMiller Plc	337,823
24,089	Scottish & Southern Energy Plc	741,564
9,493	Smiths News Plc	23,596
102,650	Stagecoach Group Plc	475,257
6,376	Tate & Lyle Plc	52,285
110,606	Taylor Wimpey Plc	621,384
259,828	Tesco Plc	2,325,216
5,509	The Berkeley Group Holdings Unit*	160,949
39,380	Tomkins Plc	182,325
8,393	Travis Perkins Plc	264,016
25,087	Unilever Plc	789,665
14,614	United Utilities Plc	208,417
3,133,931	Vodafone Group Plc	11,269,374
21,716	WH Smith Plc	169,893
95,323	WM Morrison Supermarkets Plc	548,147
	Total United Kingdom	97,190,583
	TOTAL COMMON STOCKS (COST $508,343,139)	590,533,660
	PREFERRED STOCKS — 1.4%
	Brazil — 0.5%
8,960,400	Aes Tiete SA	309,816
1,292	Bradespar SA	73,033

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
17,000	Cia Energetica de Minas Gerais Preferred	359,402
60,468	Cia Vale Do Rio Doce	1,720,380
15,700	Iochpe Maxion SA	262,719
106,000	Klabin SA	402,685
	Total Brazil	3,128,035
	Germany — 0.7%
2,538	Fresenius SE	196,966
1,682	Porsche AG Preferred	3,563,518
5,531	Volkswagen AG	759,060
	Total Germany	4,519,544
	Italy — 0.0%
19,557	Unipol Gruppo Finanziario Spa	61,189
	South Korea — 0.2%
2,100	Samsung Electronics Co., Ltd.	977,545
	TOTAL PREFERRED STOCKS (COST $6,321,921)	8,686,313
	RIGHTS — 0.1%
	Belgium — 0.1%
97,252	Fortis Rights, Expires TBD*	514,502
	TOTAL RIGHTS (COST $569,531)	514,502
	WARRANTS — 0.1%
	Luxembourg — 0.1%
610,837	United Microelectronics Corp. Warrants, Expires 01/24/2017, 144A*	354,285
	TOTAL WARRANTS (COST $391,852)	354,285
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.8%
	Repurchase Agreements — 1.1%
3,488,123	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $3,557,908. Repurchase proceeds are $3,489,562.), 4.95%, due 10/01/07***	3,488,123
3,488,123	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $3,557,887. Repurchase proceeds are $3,489,562.), 4.95%, due 10/01/07***	3,488,123
		6,976,246

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Certificates of Deposit — 2.7%
581,354	ABN Amro Bank NV, 4.97%, due 10/24/07***	581,354
581,353	Bank of Nova Scotia, 5.00%, due 10/25/07***	581,353
581,354	Bank of Nova Scotia, 5.54%, due 10/17/07***	581,354
581,353	Barclays, 5.55%, due 10/15/07***	581,353
1,162,708	BNP Paribas, 5.00%, due 10/25/07***	1,162,708
1,162,708	BNP Paribas, 5.20%, due 10/01/07***	1,162,708
581,353	BNP Paribas, 5.42%, due 10/15/07***	581,353
1,744,062	Calyon, 5.25%, due 10/01/07***	1,744,062
581,353	Calyon, 5.33%, due 11/07/07***	581,353
581,353	Dexia Group, 5.10%, due 11/05/07***	581,353
1,744,062	Fortis Bank, 5.25%, due 10/01/07***	1,744,062
581,353	Fortis Bank, 5.60%, due 10/12/07***	581,353
1,162,708	National Australia Bank, 5.19%, due 10/01/07***	1,162,708
1,162,708	Rabobank Nederland NV, 4.91%, due 10/03/07***	1,162,708
2,378,766	Reserve Primary Money Market Fund***	2,378,766
581,354	Societe Generale, 5.12%, due 11/01/07***	581,354
581,353	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	581,353
		16,331,255
	TOTAL SHORT-TERM INVESTMENTS (COST $23,307,501)	23,307,501
	TOTAL INVESTMENTS — 102.0% (Cost $538,933,944)	623,396,261
	Other Assets and Liabilities (net) — (2.0%)	(12,370,636)
	TOTAL NET ASSETS — 100.0%	$611,025,625

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,952,847 or 0.5% of net assets.

ADR - American Depository Receipt

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

  *  Non-income producing security.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

A summary of outstanding financial instruments at September 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/20/07	CHF	14,677,929	$12,610,230	$365,091
11/20/07	JPY	860,692,501	7,527,188	(63,920)
11/20/07	NOK	6,235,900	1,149,609	97,464
11/20/07	NZD	2,424,320	1,823,527	83,167
11/20/07	SEK	30,272,998	4,686,611	283,437
				$765,239
Sales
11/20/07	AUD	4,539,000	$4,008,802	$(342,625)
11/20/07	EUR	8,302,663	11,820,306	(588,215)
11/20/07	GBP	3,450,643	7,022,568	(185,295)
11/20/07	NOK	9,184,000	1,693,101	(95,403)
				$(1,211,538)

Currency Abbreviations

CHF  Swiss Franc

EUR  Euro

GBP  British Pound Sterling

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
9	CAC 40 Index	October 2007	$733,019	$35,070
27	Dow Jones EURO STOXX 50 Index	December 2007	1,693,738	74,492
34	MSCI Sing Index	October 2007	2,088,396	69,892
2	S&P/MIB Index	December 2007	569,471	15,828
14	SPI 200 Index	December 2007	2,046,093	96,018
4	TOPIX Index	December 2007	564,796	25,049
				$316,349
Sales
27	S&P TSE 60 Index	December 2007	$4,475,093	$(71,248)

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Industry Sector Summary	% of Net Assets
Banks	14.1
Oil & Gas	8.5
Chemicals	6.6
Insurance	5.9
Mining	5.9
Telecommunications	5.9
Diversified Financial Services	5.6
Auto Parts & Equipment	5.0
Machinery - Diversified	3.4
Electric	3.2
Electrical Components & Equipment	3.0
Iron & Steel	2.5
Pharmaceuticals	2.4
Retail	2.4
Transportation	1.9
Semiconductors	1.9
Food	1.8
Import/Export	1.7
Electronics	1.2
Miscellaneous - Manufacturing	1.1
Engineering & Construction	1.0
Computers	0.9
Building Materials	0.9
Auto Manufacturers	0.8
Aerospace & Defense	0.7
Household Products & Wares	0.7
Rubber - Tires	0.7
Internet	0.6
Distribution & Wholesale	0.6
Machinery - Construction & Mining	0.6
Beverages	0.5
Commercial Services	0.4
Real Estate	0.4
Coal	0.4
Media	0.4
Forest Products & Paper	0.4
Agriculture	0.4
Toys, Games & Hobbies	0.4
Health Care - Products	0.3
Lodging	0.3
Oil & Gas Services	0.3
Biotechnology	0.3
Airlines	0.3
Energy - Alternate Sources	0.3
Leisure Time	0.3
Software	0.2

See accompanying notes to the financial statements.

MGI Non-US Core Equity Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Industry Sector Summary	% of Net Assets
Cosmetics & Personal Care	0.1
Hand & Machine Tools	0.1
Metal Fabricate & Hardware	0.1
Entertainment	0.1
Utilities	0.1
Home Furnishings	0.1
REITS	0.1
Environmental Control	0.1
Broadcast Services & Programs	0.1
Home Builders	0.1
Shipbuilding	0.1
Short-Term Investments and Other Assets and Liabilities	1.8
100.0%

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 105.4%
	Asset Backed Securities — 10.1%
125,612	Aames Mortgage Investment Trust, Series 2006-1, Class A1, 5.19%, due 04/25/36†	125,452
1,824,922	Accredited Mortgage Loan Trust, Series 2007-1, Class A1, 5.18%, due 02/25/37†	1,813,710
333,126	ACE Securities Corp., Series 2005-SD3, Class A, 5.53%, due 08/25/45†	329,398
1,023,289	ACE Securities Corp., Series 2006-NC3, Class A2A, 5.18%, due 12/25/36†	1,016,252
840,898	Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 5.21%, due 01/25/37†	836,593
146,638	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	138,105
418,394	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 5.43%, due 11/25/34†	394,103
842,885	Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A, 5.19%, due 11/25/36†	838,183
2,000,000	BA Credit Card Trust, Series 2006-A16, Series A16, 4.72%, due 05/15/13	1,992,840
88,660	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 5.58%, due 02/28/44†	87,261
221,647	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 5.55%, due 05/28/44†	218,394
23,437	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A1, 5.29%, due 09/25/35†	23,430
3,100,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A2, 5.40%, due 09/25/35†	3,075,855
600,000	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 5.49%, due 09/25/35†	568,590
186,138	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 5.53%, due 12/25/42†	182,531
1,621,876	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 5.24%, due 12/25/36†	1,609,824
859,807	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 5.20%, due 12/25/36†	852,868
117,011	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, due 07/15/09	116,563
1,115,101	Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1, 5.18%, due 01/25/37†	1,107,083
253,271	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A1, 5.17%, due 05/25/36†	252,347
1,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3, 5.34%, due 07/15/10	1,001,290
925,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, due 02/10/11	925,055
1,129,122	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 144A, 5.33%, due 11/25/45†	1,111,794
18,891	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, 5.42%, due 06/25/35†	18,659
93,252	Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV1, 5.23%, due 05/25/36†	93,149
775,225	Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1, 5.19%, due 03/25/37†	771,485
840,624	Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1, 5.18%, due 05/25/37†	833,487
1,622,275	Countrywide Asset-Backed Certificates, Series 2007-6, Class 2A1, 5.23%, due 09/25/37†	1,611,201
1,864,916	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 144A, 5.58%, due 03/25/47†	1,829,949
304,231	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 5.99%, due 12/15/35†	301,077
99,508	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 5.98%, due 12/15/35†	98,512
865,918	Daimler Chrysler Auto Trust, Series 2006-A, Class A3, 5.00%, due 05/08/10	864,801
1,275,000	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	1,268,852
211,338	Delta Air Lines, Inc., Series 2000-1, Class A1, 7.38%, due 05/18/10	213,531
300,000	Delta Air Lines, Inc., Series 2000-1, Class A2, 7.57%, due 11/18/10	307,961
13,429	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, 5.53%, due 12/25/32†	13,309
270,794	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, 5.20%, due 03/25/36†	269,884
14,599	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, due 11/15/08	14,590
1,550,000	Ford Credit Auto Owner Trust, Series 2005-A, Class A4, 3.72%, due 10/15/09	1,537,833
1,600,000	Ford Credit Auto Owner Trust, Series 2006-A, Class A4, 5.07%, due 12/15/10	1,599,505
618,902	Fremont Home Loan Trust, Series 2005-E, Class 2A2, 5.30%, due 01/25/36†	617,234
128,070	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 5.35%, due 07/25/30†	127,403

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
454,713	GSAA Trust, Series 2006-5, Class 2A1, 5.20%, due 03/25/36†	449,302
392,560	GSAA Trust, Series 2006-9, Class A1, 5.18%, due 06/25/36†	391,774
925,000	Harley-Davidson Motorcycle Trust, Series 2006-3, Class A3, 5.24%, due 01/15/12	925,815
22,090	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, due 10/20/08	22,051
776,356	Honda Auto Receivables Owner Trust, Series 2005-6, Class A3, 4.85%, due 10/19/09	774,865
991,472	Indymac Residential Asset Backed Trust, Series 2006-E, Class 2A1, 5.19%, due 04/25/37†	984,625
256,711	JP Morgan Mortgage Acquisition Corp., Series 2006-CW1, Class A2, 5.17%, due 05/25/36†	255,966
631,737	JP Morgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 5.20%, due 11/25/36†	628,436
1,739,178	Lehman XS Trust, Series 2007-2N, Class 3A1, 5.22%, due 02/25/37†	1,725,457
1,003,967	Long Beach Mortgage Loan Trust, Series 2006-11, Class 2A1, 5.19%, due 12/25/36†	996,233
925,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1, 4.90%, due 07/15/11	926,363
793,760	Morgan Stanley ABS Capital I, Series 2006-HE8, Class A2A, 5.18%, due 10/25/36†	789,210
1,311,552	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A2A, 5.18%, due 11/25/36†	1,303,165
453,972	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-1, Class A1, 5.16%, due 07/25/36†	452,463
24,816	Nissan Auto Receivables Owner Trust, Series 2005-A, Class A3, 3.54%, due 10/15/08	24,801
1,150,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3, 5.16%, due 02/15/10	1,149,220
591,361	RAAC Series, Series 2006-RP2, Class A, 144A, 5.38%, due 02/25/37†	571,558
1,480,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF5, 6.20%, due 06/01/37††	1,458,391
753,471	Residential Asset Mortgage Products, Inc., Series 2006-EFC2, Class A1, 5.19%, due 12/25/36†	749,958
946,973	Residential Asset Mortgage Products, Inc., Series 2007-RZ1, Class A1, 5.20%, due 02/25/37†	941,059
402,306	Residential Asset Securities Corp., Series 2006-EMX4, Class A1, 5.17%, due 06/25/36†	400,852
791,680	Residential Asset Securities Corp., Series 2006-EMX6, Class A1, 5.19%, due 07/25/36†	787,249
150,148	SACO I, Inc., Series 2005-7, Class A, 5.41%, due 09/25/35†	148,330
1,591,184	SACO I, Inc., Series 2006-5, Class 1A, 5.28%, due 04/25/36†	1,347,605
547,574	SACO I, Inc., Series 2006-6, Class A, 5.26%, due 06/25/36†	487,471
404,335	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR3, Class A1, 5.18%, due 05/25/36†	402,643
990,510	SLM Student Loan Trust, Series 2006-5, Class A2, 5.35%, due 07/25/17†	989,888
206,599	SLM Student Loan Trust, Series 2006-8, Class A1, 5.34%, due 04/25/12†	206,615
175,327	Structured Asset Investment Loan Trust, Series 2005-10, Class A3, 5.22%, due 12/25/35†	174,906
172,692	Structured Asset Investment Loan Trust, Series 2006-1, Class A1, 5.21%, due 01/25/36†	172,223
113,113	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, 5.19%, due 04/25/36†	112,777
79,710	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	71,887
781,199	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 144A, 5.24%, due 02/25/36†	533,133
525,000	USAA Auto Owner Trust, Series 2005-3, Class A4, 4.63%, due 05/15/12	521,415
1,125,000	USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, due 10/15/12	1,121,125
140,563	World Omni Auto Receivables Trust, Series 2005-A, Class A3, 3.54%, due 06/12/09	140,229
		54,149,003
	Corporate Debt — 18.0%
30,000	AAC Group Holding Corp., Senior Note, 0.00%, due 10/01/12††	26,850
25,000	AES Corp. (The), Senior Note, 9.38%, due 09/15/10	26,500
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	30,600
360,000	Aiful Corp., Senior Note, 144A, 5.00%, due 08/10/10	348,260
70,000	Ainsworth Lumber Co., Ltd., Senior Note, 6.75%, due 03/15/14	45,500
85,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14	79,050

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
430,000	Alliant Techsystems, Inc., Senior Subordinated Note, 6.75%, due 04/01/16	426,775
65,000	Allied Waste North America, Inc., Senior Note, 6.88%, due 06/01/17	65,650
375,000	Allied Waste North America, Series B, Senior Note, 5.75%, due 02/15/11	370,312
100,000	Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., Senior Note, 10.00%, due 06/01/12	105,500
380,000	Amerada Hess Corp., 7.30%, due 08/15/31	417,793
55,000	American Casino & Entertainment Properties LLC, Senior Secured Note, 7.85%, due 02/01/12	56,787
350,000	American Express Co., 6.80%, due 09/01/66†	359,274
460,000	American International Group, Inc., Junior Subordinated Note, 6.25%, due 03/15/37	434,475
425,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	425,000
130,000	American Real Estate Partners, LP/ American Real Estate Finance Corp., Senior Note, 7.13%, due 02/15/13	124,475
450,000	American Tower Corp., Senior Note, 7.50%, due 05/01/12	464,625
55,000	American Tower Corp., Senior Note, 144A, 7.00%, due 10/15/17	55,619
20,000	Amerigas Partners, LP, Senior Note, 7.25%, due 05/20/15	19,800
625,000	Amgen, Inc., Senior Note, 144A, 5.59%, due 11/28/08(a) †	625,789
310,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	338,578
710,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	701,258
310,000	Anadarko Petroleum Corp., Senior Note, 6.09%, due 09/15/09†	308,350
135,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	138,375
350,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	344,750
21,000	Ashtead Capital, Inc., 144A, 9.00%, due 08/15/16	20,816
425,000	ASIF Global Financing, Senior Note, 144A, 3.90%, due 10/22/08	419,024
800,000	AT&T, Inc., Global Note, 6.50%, due 09/01/37	827,638
75,000	Atlantic Marine Corp. Communities LLC, 144A, 5.34%, due 12/01/50	68,582
80,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	79,000
200,000	Ball Corp., Senior Note, 6.88%, due 12/15/12	203,500
300,000	Bank of America Corp., 7.80%, due 09/15/16	336,705
850,000	Bank of America Corp., 6.00%, due 09/01/17**	871,329
300,000	Bank of America Corp., 5.38%, due 08/15/11**	302,418
400,000	Bank of America Corp., Senior Note, 5.63%, due 10/14/16	400,372
50,000	Bank of New York Co. (The), Inc., Senior Note, 3.75%, due 02/15/08	49,700
150,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	146,625
675,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	704,488
700,000	Bear Stearns Cos. (The), Inc., Senior Note, 6.40%, due 10/02/17	698,162
25,000	Belvoir Land LLC, 144A, 5.27%, due 12/15/47	21,913
315,000	Berkshire Hathaway Finance Corp., Guaranteed Senior Note, 4.13%, due 01/15/10	309,961
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	29,175
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	20,564
145,000	Bristol-Myers Squibb Co., 5.88%, due 11/15/36	138,766
420,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	394,800
220,000	Case New Holland, Inc., Senior Note, 6.00%, due 06/01/09	219,450
70,000	CCH I LLC, Senior Note, 11.00%, due 10/01/15	71,225
370,000	CCH II LLC/CCH II Capital Corp., Senior Note, 10.25%, due 10/01/13	387,575
75,000	Centerpoint Energy, Inc., Series B, Senior Note, 7.25%, due 09/01/10	78,866
175,000	Century Aluminum Co., Senior Note, 7.50%, due 08/15/14	177,625

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
120,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 144A, 8.00%, due 04/30/12	120,000
55,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	53,763
90,000	Chesapeake Energy Corp., Senior Note, 7.50%, due 09/15/13	92,925
405,000	Chesapeake Energy Corp., Senior Note, 6.38%, due 06/15/15	399,431
45,000	Cincinnati Bell, Inc., 7.00%, due 02/15/15	43,650
490,000	Citigroup, Inc., Global Note, 4.13%, due 02/22/10	481,532
80,000	Citigroup, Inc., Global Note, 3.63%, due 02/09/09	78,618
175,000	Citigroup, Inc., Global Senior Note, 6.00%, due 08/15/17	179,396
630,000	Citigroup, Inc., Global Senior Note, 3.50%, due 02/01/08	626,460
490,000	Citigroup, Inc., Senior Note, 5.88%, due 05/29/37	473,945
60,000	Citizens Communications Co., Senior Note, 7.88%, due 01/15/27	58,800
50,000	Citizens Communications Co., Senior Note, 7.13%, due 03/15/19	49,500
90,000	Clear Channel Communications, Inc., 6.25%, due 03/15/11	82,563
170,000	Clear Channel Communications, Inc., 5.50%, due 09/15/14	133,659
855,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	959,376
65,000	Comcast Corp., 7.05%, due 03/15/33	68,721
550,000	Comcast Corp., 6.95%, due 08/15/37	579,151
870,000	Comcast Corp., 6.50%, due 01/15/15	900,237
240,000	Comcast Corp., 6.50%, due 01/15/17	248,005
110,000	Community Health Systems, Inc., Senior Note, 144A, 8.88%, due 07/15/15	113,575
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	124,200
205,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	212,175
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	129,188
125,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	121,250
530,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	584,601
195,000	Constellation Brands, Inc., Senior Note, 7.25%, due 09/01/16	195,975
20,000	Constellation Brands, Inc., Senior Note, 144A, 7.25%, due 05/15/17	20,100
115,000	Corrections Corp. of America, Senior Note, 6.25%, due 03/15/13	113,850
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 11/15/49†	180,041
400,000	Crown Americas LLC and Crown Americas Capital Corp., Senior Note, 7.63%, due 11/15/13	412,500
40,000	CSC Holdings, Inc., 7.88%, due 02/15/18	39,000
220,000	CVS Caremark Corp., 144A, 9.35%, due 01/10/23	257,332
88,527	CVS Lease Pass Through, 144A, 6.04%, due 12/10/28	86,243
115,453	CVS Lease Pass Through, 144A, 5.88%, due 01/10/28	109,966
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	416,227
140,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	139,650
190,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	162,450
300,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	309,000
400,000	Depfa ACS Bank, 144A, 5.13%, due 03/16/37	375,301
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	306,846
30,000	DI Finance/Dyncorp International, Series B, 9.50%, due 02/15/13	31,200
190,000	DirecTV Holdings LLC/DirecTV Financing Co., Senior Note, 8.38%, due 03/15/13	198,312
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	411,881
195,000	Dominion Resources, Inc., Series D, Senior Note, 5.13%, due 12/15/09	194,544
30,000	DRS Technologies, Inc., Senior Note, 6.63%, due 02/01/16	29,775

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
200,000	DRS Technologies, Inc., Senior Subordinated Note, 6.88%, due 11/01/13	201,000
500,000	Duke Energy Corp., 5.63%, due 11/30/12	507,391
145,000	Dynegy Holdings, Inc., Senior Note, 144A, 7.75%, due 06/01/19	139,381
35,000	E*Trade Financial Corp., 7.38%, due 09/15/13	32,900
20,000	Eastman Kodak Co., Senior Note, 7.25%, due 11/15/13	19,950
145,000	Echostar DBS Corp., 6.38%, due 10/01/11	146,087
25,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	25,812
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	41,100
30,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	30,225
400,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	412,000
50,000	Edison Mission Energy, Senior Note, 144A, 7.63%, due 05/15/27	48,500
140,000	Edison Mission Energy, Senior Note, 144A, 7.20%, due 05/15/19	138,600
110,000	Edison Mission Energy, Senior Note, 144A, 7.00%, due 05/15/17	108,900
37,000	El Paso Corp., 7.75%, due 01/15/32	37,756
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	489,785
185,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	187,635
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	224,235
430,000	El Paso Performance Linked Trust, 144A, 7.75%, due 07/15/11	443,885
550,000	Electronic Data Systems Corp., 7.13%, due 10/15/09	560,213
200,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	206,959
435,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	477,434
205,000	FMC Finance III SA, Guaranteed Senior Note, 144A, 6.88%, due 07/15/17	205,000
650,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	513,500
50,000	Ford Motor Co., Senior Note, 4.25%, due 12/15/36	58,687
360,000	Ford Motor Credit Co., 7.38%, due 10/28/09	353,166
80,000	Ford Motor Credit Co., Global Note, 7.00%, due 10/01/13	72,381
490,000	Ford Motor Credit Co., Note, 8.00%, due 12/15/16	459,121
100,000	Forest Oil Corp., Senior Note, 8.00%, due 12/15/11	104,250
135,000	Foundation PA Coal Co., Guaranteed Senior Note, 7.25%, due 08/01/14	132,975
190,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	208,050
150,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.25%, due 04/01/15	162,375
35,000	Freescale Semiconductor, Inc., Senior Note, 8.88%, due 12/15/14	33,950
3,100	Fresenius Medical Care Capital Trust II, 7.88%, due 02/01/08	31,155
175,000	Frontier Oil Corp., Senior Note, 6.63%, due 10/01/11	172,813
290,000	Gaz Capital for Gazprom, 144A, 6.51%, due 03/07/22	287,796
220,000	Gaz Capital SA, 144A, 6.21%, due 11/22/16	218,614
1,040,000	General Electric Capital Corp., 5.00%, due 11/15/11	1,036,255
690,000	General Electric Capital Corp., Series G, (MTN), 6.15%, due 08/07/37	710,566
60,000	General Motors Acceptance Corp., (MTN), 4.38%, due 12/10/07	59,711
80,000	General Motors Acceptance Corp., Global Note, 5.13%, due 05/09/08**	79,378
100,000	General Motors Acceptance Corp., Senior Note, 5.85%, due 01/14/09	97,905
1,300,000	General Motors Acceptance Corp., Senior Note, 5.63%, due 05/15/09	1,266,095
580,000	General Motors Corp., 8.38%, due 07/15/33**	511,125
100,000	General Motors Corp., Senior Note, 8.25%, due 07/15/23	88,000
30,000	Georgia Gulf Corp., Senior Note, 9.50%, due 10/15/14**	27,600

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
400,000	Georgia-Pacific Corp., 8.13%, due 05/15/11	408,000
710,000	Glen Meadow Pass-Through Trust, Note, 144A, 6.51%, due 02/12/67†	698,686
150,000	Glitnir Banki HF, 144A, 6.33%, due 07/28/11	152,714
290,000	Glitnir Banki HF, Note, 144A, 6.38%, due 09/25/12	290,987
320,000	Glitnir Banki HF, Subordinated Note, 144A, 6.69%, due 06/15/16†	327,308
1,100,000	GMAC LLC, Global Note, 7.75%, due 01/19/10	1,091,614
2,380,000	GMAC LLC, Global Note, 6.88%, due 09/15/11	2,266,871
125,000	GMAC LLC, Global Note, 6.75%, due 12/01/14	113,452
500,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	511,884
330,000	Goldman Sachs Group LP, Senior Note, 4.50%, due 06/15/10	325,458
1,010,000	Goldman Sachs Group, Inc., Global Note, 5.25%, due 10/15/13	987,990
60,000	Graham Packaging Co., Inc., Senior Note, 8.50%, due 10/15/12	59,850
30,000	Graham Packaging Co., Inc., Senior Subordinated Note, 9.88%, due 10/15/14**	29,850
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,150
300,000	Harrah's Operating Co., Inc., Guaranteed Senior Note, 6.50%, due 06/01/16	244,881
350,000	Hartford Life Global Funding Trusts, (MTN), 5.86%, due 09/15/09†	349,722
110,000	HBOS Capital Funding, LP, 144A, 6.07%, due 12/31/49†	105,971
55,000	HBOS Treasury Services Plc, 144A, 3.50%, due 11/30/07	54,924
100,000	HBOS Treasury Services Plc/New York, NY, 144A, 5.25%, due 02/21/17	99,663
472,000	HCA, Inc., 6.50%, due 02/15/16	403,560
20,000	HCA, Inc., 5.75%, due 03/15/14	16,825
9,000	HCA, Inc.,, 6.25%, due 02/15/13	7,987
180,000	HCA, Inc., Senior Note, 144A, 9.25%, due 11/15/16	191,700
20,000	HCA, Inc., Senior Note, 144A, 9.13%, due 11/15/14	21,150
64,000	HCA, Inc., Senior Note, PIK,144A, 9.63%, due 11/15/16	68,480
30,000	Hertz Corp., Senior Subordinated Note, 10.50%, due 01/01/16	32,550
165,000	Hertz, Corp., Senior Note, 8.88%, due 01/01/14	170,775
100,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	99,250
350,000	Hornbeck Offshore Services, Inc., Series B, Senior Note, 6.13%, due 12/01/14	329,000
430,000	HSBC Finance Corp., 4.63%, due 09/15/10	423,236
220,000	HSBC Finance Corp., Global Note, 4.63%, due 01/15/08	219,496
255,000	Huntsman LLC, Senior Note, 11.50%, due 07/15/12	278,587
330,000	ICICI Bank, Ltd., Reg S, 6.38%, due 04/30/22	310,020
248,000	ICICI Bank, Ltd., Subordinated Note, 144A, 6.38%, due 04/30/22†	232,309
200,000	Idearc, Inc., Senior Note, 8.00%, due 11/15/16	200,500
400,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	388,000
25,000	Intelsat Corp., Senior Note, 9.00%, due 06/15/16	25,875
110,000	Interface, Inc., Senior Note, 10.38%, due 02/01/10	116,600
360,000	Intergas Finance BV, 144A, 6.38%, due 05/14/17	348,552
140,000	Intergas Finance BV, Reg S, 6.38%, due 05/14/17	135,100
115,000	Intergen NV, Senior Note, 144A, 9.00%, due 06/30/17	121,325
725,000	International Business Machines Corp., 5.70%, due 09/14/17	730,171
350,000	Iron Mountain, Inc., Senior Subordinated Note, 7.75%, due 01/15/15	350,875
47,000	Ispat Inland ULC, Senior Secured Note, 9.75%, due 04/01/14	51,222
117,000	Itron, Inc., Senior Subordinated Note, 7.75%, due 05/15/12	115,830
1,030,000	JP Morgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	989,238

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
75,000	JP Morgan Chase & Co., Guaranteed Senior Note, 3.63%, due 05/01/08	74,295
210,000	JP Morgan Chase & Co., Senior Note, 5.60%, due 06/01/11	212,837
775,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	783,973
600,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	607,312
100,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	78,250
110,000	KAR Holdings, Inc., Senior Subordinated Note, 144A, 10.00%, due 05/01/15	103,675
100,000	Kaupthing Bank Hf, 144A, 7.13%, due 05/19/16	101,084
310,000	Kaupthing Bank Hf, Senior Note, 144A, 6.05%, due 04/12/11†	307,744
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	684,219
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,671
480,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	475,400
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	57,325
100,000	Koppers Holdings, Inc., Senior Note, Step-Up, 0.00%, due 11/15/14††	86,000
105,000	Koppers, Inc., Senior Secured Note, 9.88%, due 10/15/13	111,563
560,000	Kraft Foods, Inc., 6.50%, due 08/11/17	579,503
400,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	395,000
50,000	Lamar Media Corp., Senior Subordinated Note, 7.25%, due 01/01/13	50,500
400,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	388,000
5,000	Lamar Media Corp., Series B, Senior Subordinated Note, 6.63%, due 08/15/15	4,850
290,000	Landsbanki Islands HF, 144A, 6.10%, due 08/25/11	294,061
20,000	Lehman Brothers Holdings Capital Trust V, (MTN), 5.86%, due 11/30/49†	19,073
275,000	Lehman Brothers Holdings, Inc., (MTN), 7.39%, due 09/15/22†	274,706
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14	150,805
400,000	Lehman Brothers Holdings, Inc., Senior Unsecured Note, (MTN), 7.00%, due 09/27/27	410,661
830,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17	842,667
1,500,000	Lehman Brothers Holdings, Inc., Subordinated Note, (MTN), 6.00%, due 07/19/12	1,524,825
85,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	84,150
700,000	Liberty Media Corp., Senior Note, 7.88%, due 07/15/09	723,929
10,000	Lyondell Chemical Co., Senior Note, 8.25%, due 09/15/16	11,325
320,000	Lyondell Chemical Co., Senior Note, 8.00%, due 09/15/14	353,600
75,000	Lyondell Chemical Co., Senior Note, 6.88%, due 06/15/17	81,750
50,000	MassMutual Global Funding II, 144A, 2.55%, due 07/15/08	48,993
350,000	Merna Reinsurance, Ltd., Series B, Note, 144A, 6.98%, due 07/07/10†	349,947
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	25,412
540,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	515,103
70,000	MetroPCS Wireless, Inc., Senior Note, 144A, 9.25%, due 11/01/14	71,750
165,000	MGM Mirage, Senior Note, 7.63%, due 01/15/17	164,175
300,000	MGM Mirage, Senior Note, 6.00%, due 10/01/09	299,250
85,000	MGM Mirage, Senior Subordinated Note, 8.38%, due 02/01/11	89,037
225,000	Midamerican Energy Holdings Co., Senior Note, 5.95%, due 05/15/37	213,234
150,000	Midamerican Energy Holdings Co., Senior Note, 144A, 6.50%, due 09/15/37	152,122
140,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	134,050
940,000	Monumental Global Funding, Ltd., 144A, (MTN), 5.93%, due 06/16/10†	935,300
930,000	Morgan Stanley, 5.63%, due 01/09/12	938,241
1,075,000	Morgan Stanley, 5.61%, due 01/09/12†	1,054,110
1,100,000	Morgan Stanley, (MTN), 6.25%, due 08/28/17	1,125,384

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
130,000	Morgan Stanley, (MTN), 5.81%, due 10/18/16†	124,587
110,000	Morgan Stanley, (MTN), 5.55%, due 04/27/17	106,920
750,000	Morgan Stanley, Series E, (MTN), 5.45%, due 01/09/17	724,512
200,000	Mosaic Global Holdings, Inc., Senior Note, 144A, 7.38%, due 12/01/14	211,000
115,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	107,525
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	95,213
175,000	Nalco Co., Senior Note, 7.75%, due 11/15/11	179,375
130,000	Nationwide Building Society, 144A, 4.25%, due 02/01/10	127,406
120,000	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	128,400
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	52,746
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	65,525
100,000	Nortek, Inc., Senior Subordinated Note, 8.50%, due 09/01/14	87,250
205,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	198,850
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	40,200
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	100,250
255,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	256,275
10,000	NXP BV / NXP Funding LLC, Senior Secured Note, 7.88%, due 10/15/14	9,662
115,000	Offshore Logistics, Inc., Senior Note, 6.13%, due 06/15/13	112,125
70,000	OPTI Canada, Inc., Guaranteed Senior Note, 144A, 7.88%, due 12/15/14	70,350
75,000	OPTI Canada, Inc., Senior Note, 144A, 8.25%, due 12/15/14	75,938
150,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 8.75%, due 11/15/12	156,938
15,000	Owens Brockway Glass Container, Inc., Senior Secured Note, 6.75%, due 12/01/14	14,869
45,000	Oxford Industries, Inc., Senior Note, 8.88%, due 06/01/11	45,675
10,000	Pacific Energy Partners, LP / Pacific Energy Finance Corp., Senior Note, 7.13%, due 06/15/14	10,264
720,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	709,407
30,000	Peabody Energy Corp., Senior Note, 6.88%, due 03/15/13	30,450
160,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	165,676
480,000	Petrobras International Finance Co., 6.13%, due 10/06/16	486,092
45,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 144A, 7.00%, due 05/01/17	42,975
55,000	Petroplus Finance, Ltd., Guaranteed Senior Note, 144A, 6.75%, due 05/01/14	53,075
100,000	Phillips-Van Heusen, Senior Note, 8.13%, due 05/01/13	103,250
90,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 144A, 7.50%, due 06/15/15	85,612
75,000	Pogo Producing Co., Senior Subordinated Note, 6.63%, due 03/15/15	75,563
30,000	Pride International, Inc., Senior Note, 7.38%, due 07/15/14	30,900
20,000	Qwest Communications International, Inc., Series B, Senior Note, 7.50%, due 02/15/14	20,350
55,000	Qwest Corp, Senior Note, 144A, 6.50%, due 06/01/17	54,175
100,000	Qwest Corp., 8.88%, due 03/15/12	109,625
45,000	Qwest Corp., 7.50%, due 10/01/14	47,025
100,000	Qwest Corp., 6.88%, due 09/15/33	94,000
350,000	Range Resources Corp., Senior Subordinated Note, 7.38%, due 07/15/13	357,000
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14	77,062
175,000	RBS Global, Inc. and Rexnord Corp., Senior Note, 9.50%, due 08/01/14	182,000
310,000	Realogy Corp., Senior Subordinated Note, 144A, 12.38%, due 04/15/15	234,825
94,000	Regency Energy Partners, LP/Regency Energy Finance Corp., Senior Note, 8.38%, due 12/15/13	98,935
40,000	Residential Capital Corp., 7.46%, due 04/17/09†	34,050
880,000	Residential Capital Corp., Senior Note, 7.00%, due 02/22/11	717,710

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
260,000	Residential Capital Corp., Subordinated Note, 144A, 9.19%, due 04/17/09†	182,325
100,000	Residential Capital LLC, 7.60%, due 05/22/09†	85,125
270,000	Residential Capital LLC, 7.50%, due 06/01/12	218,902
280,000	Resona Preferred Global Securities, 144A/Cayman, 7.19%, due 12/31/49†	281,397
115,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	118,194
75,000	River Rock Entertainment Authority, Senior Note, 9.75%, due 11/01/11	77,812
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	40,561
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	59,029
195,000	Rogers Wireless, Inc., Senior Subordinated Note, 8.00%, due 12/15/12	204,278
100,000	Royal Bank of Scotland Group Plc, (MTN), 7.64%, due 03/31/49	104,185
240,000	Royal Bank of Scotland Group Plc, 144A, 6.99%, due 10/05/17†	244,930
310,000	Royal KPN NV, 8.00%, due 10/01/10	333,667
550,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A, 6.30%, due 05/15/17	519,145
120,000	SemGroup, LP, Senior Note, 144A, 8.75%, due 11/15/15	117,900
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	103,400
10,000	Service Corp. International/US, Senior Note, 7.63%, due 10/01/18	10,425
20,000	Service Corp. International/US, Senior Note, 6.75%, due 04/01/16	19,475
410,000	Shinsei Finance Cayman, Ltd., 144A, 6.42%, due 07/20/49†	380,783
500,000	Sigma Finance, Inc., 144A, 8.50%, due 08/11/16†	482,250
75,000	SLM Corp., 5.63%, due 08/01/33	57,905
690,000	SLM Corp., 5.38%, due 05/15/14	602,964
10,000	SLM Corp., 5.00%, due 04/15/15	8,400
225,000	SLM Corp., (MTN), 5.66%, due 01/27/14†	196,623
305,000	SLM Corp., (MTN), 5.00%, due 10/01/13	266,658
120,000	Smithfield Foods, Inc., Senior Note, 7.00%, due 08/01/11	122,100
100,000	Sprint Capital Corp., 8.75%, due 03/15/32	114,986
10,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	10,059
120,000	Standard-Pacific Corp., Senior Subordinated Note, 9.25%, due 04/15/12**	81,000
135,000	Station Casinos, Inc., 7.75%, due 08/15/16	134,325
85,000	Station Casinos, Inc., Senior Note, 6.00%, due 04/01/12	81,175
100,000	Steel Dynamics, Inc., Senior Note, 144A, 6.75%, due 04/01/15	97,000
70,000	Suburban Propane Partners, 6.88%, due 12/15/13	68,600
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	14,812
226,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	236,170
70,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	73,500
500,000	SunTrust Banks, Inc., 6.10%, due 12/01/66†	455,035
95,000	SunTrust Banks, Inc., Senior Note, 4.00%, due 10/15/08	94,053
70,000	SunTrust Banks, Inc., Senior Note, 3.63%, due 10/15/07	69,949
1,910,000	Svensk Exportkredit AB, Series G, Global Note, (MTN), 4.88%, due 09/29/11	1,920,501
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	11,609
35,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.00%, due 09/30/34	32,648
520,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	494,440
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	227,180
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 7.05%, due 06/20/36	80,143
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	77,089
40,000	Tenet Healthcare Corp., Senior Note, 9.88%, due 07/01/14	36,800

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	21,815
250,000	Terex Corp., Senior Subordinated Note, 7.38%, due 01/15/14	255,000
400,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	403,000
135,000	Texas Industries, Inc., Senior Note, 7.25%, due 07/15/13	135,337
50,000	TIAA Global Markets, Inc., 144A, 3.88%, due 01/22/08	49,760
350,000	Time Warner Cable, Inc., 144A, 6.55%, due 05/01/37**	344,449
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	97,287
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	282,241
230,000	Time Warner, Inc., 6.88%, due 05/01/12	241,571
160,000	Time Warner, Inc., 6.50%, due 11/15/36	154,857
40,000	TL Acquisitions, Inc., Senior Subordinated Note, 144A, 10.50%, due 01/15/15	39,700
410,000	TNK-BP Finance SA, 144A, 7.50%, due 07/18/16	408,196
100,000	TNK-BP Finance SA, 144A, 6.63%, due 03/20/17	93,380
316,000	TNK-BP Finance SA, Reg S, 7.50%, due 07/18/16	315,810
330,000	TNK-BP Finance, Reg S, 6.63%, due 03/20/17	309,705
790,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	765,154
560,000	TuranAlem Finance BV, 144A, 8.25%, due 01/22/37	474,600
460,000	TuranAlem Finance, Guaranteed Note, (MTN), 8.25%, due 01/22/37	402,500
160,000	TXU Corp., Series O, 6.50%, due 11/15/24	129,040
190,000	TXU Corp., Series P, Senior Note, 5.55%, due 11/15/14	154,187
665,000	TXU Corp., Series R, Senior Note, 6.55%, due 11/15/34	524,860
30,000	Tyco International Group SA, 6.13%, due 11/01/08	30,336
1,050,000	Tyco International Group SA, 6.00%, due 11/15/13	1,061,235
50,000	Tyco International Group SA, Guaranteed Note, 6.88%, due 01/15/29	50,327
80,000	Tyco International Group SA, Guaranteed Note, 6.75%, due 02/15/11	84,391
10,000	Tyco International Group SA, Guaranteed Note, 6.13%, due 01/15/09	10,164
90,000	Tyco International Group SA, Senior Note, 6.38%, due 10/15/11	92,175
40,000	Umbella Acquistion, Inc., Senior Note, 144A, (PIK), 9.75%, due 03/15/15**	39,200
130,000	US Concrete, Inc., Senior Subordinated Note, 8.38%, due 04/01/14	121,550
750,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	776,450
45,000	Ventas Realty, LP/Ventas Capital Corp. REIT, Senior Note, 6.75%, due 04/01/17	45,113
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	294,270
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	86,981
125,000	Visteon Corp., 8.25%, due 08/01/10	110,625
105,000	Vodafone Group Plc, 7.75%, due 02/15/10	110,921
495,000	Vodafone Group Plc, 5.45%, due 12/28/07†	494,782
360,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	357,861
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	628,121
25,000	WellPoint, Inc., 5.95%, due 12/15/34	23,119
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	130,833
265,000	Wells Fargo & Co., 4.63%, due 08/09/10	262,396
65,000	Wells Fargo & Co., Senior Note, 4.88%, due 01/12/11	64,437
55,000	Wells Fargo & Co., Series J, (MTN), 4.20%, due 01/15/10	54,108
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	322,234
50,000	Western Oil Sands, Inc., Senior Secured Note, 8.38%, due 05/01/12	55,438
30,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	28,650

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued
440,000	Weyerhaeuser Co., 6.75%, due 03/15/12	457,237
150,000	Williams Cos., Inc., 8.13%, due 03/15/12	162,375
590,000	Williams Cos., Inc. Series A, 7.50%, due 01/15/31	615,075
130,000	Williams Partners LP/Williams Partners Finance Corp., Senior Note, 7.50%, due 06/15/11	135,850
95,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	101,769
75,000	Wyeth, 6.00%, due 02/15/36	72,372
510,000	Wyeth, 5.95%, due 04/01/37	493,834
400,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.63%, due 12/01/14	394,000
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	410,987
250,000	XTO Energy, Inc., Senior Note, 6.75%, due 08/01/37	261,714
		96,341,901
	Mortgage Backed Securities — 68.0%
389,865	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 5.29%, due 06/25/45†	386,235
157,358	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 5.42%, due 11/25/45†	152,824
750,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, due 11/15/31†	777,247
700,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	727,472
240,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A3, 4.62%, due 07/10/43	234,060
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 09/10/15†	205,640
910,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4, 5.36%, due 10/10/45	900,144
287,654	Banc of America Funding Corp., Series 2005-E, Class 8A1, 5.72%, due 06/20/35†	287,015
627,787	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, due 02/25/35†	622,256
1,486,959	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 5.23%, due 02/25/47†	1,469,741
208,978	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 4.00%, due 07/25/34†	207,139
160,000	Bear Stearns Commercial Mortgage Securities, Series 2000-WF2, Class A2, 7.32%, due 10/15/32†	168,860
60,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, 4.83%, due 11/11/41	57,911
425,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PWR11, Class AJ, 5.62%, due 03/11/39†	413,267
1,849,338	Bear Stearns Mortgage Funding Trust, 5.29%, due 12/25/36†	1,815,105
2,213,276	Bear Stearns Structured Products, Inc., Series 2007-R10, Class A1, 144A, 5.85%, due 10/25/08†	2,202,741
2,300,000	Bear Stearns Structured Products, Inc., Series 2007-R11, Class A1A, 144A, 5.73%, due 01/25/09†	2,264,626
1,107,178	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	1,115,419
586,264	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	570,914
1,700,000	Citimortgage Alternative Loan Trust, Series 2007-A1, Class A1, 6.00%, due 11/30/37	1,671,578
61,910	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, due 09/15/30	61,871
1,350,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 6.01%, due 12/10/49†	1,378,477
44,784	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 2A5, 5.58%, due 09/25/34†	44,666
862,431	Countrywide Alternative Loan Trust, Series 2005-30CB, Class 1A2, 5.25%, due 08/25/35	856,213
609,358	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	611,536
180,313	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 5.87%, due 11/20/35†	176,604
185,682	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 5.39%, due 12/25/35†	182,172

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
156,556	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, 5.40%, due 08/25/35†	156,355
706,058	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 5.22%, due 11/25/36†	704,524
1,262,432	Countrywide Alternative Loan Trust, Series 2006-OC11, Class 2A1, 5.23%, due 01/25/37†	1,259,884
1,177,101	Countrywide Alternative Loan Trust, Series 2006-OC8, Class 2A1A, 5.22%, due 11/25/36†	1,176,044
1,878,810	Countrywide Alternative Loan Trust, Series 2007-AL1, Class A1, 5.38%, due 06/25/37†	1,843,668
100,530	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 5.40%, due 02/25/35†	100,422
165,700	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 5.42%, due 04/25/35†	162,462
155,441	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 5.43%, due 05/25/35†	151,627
187,439	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, AF, 144A, 5.53%, due 09/25/35†	183,255
696,929	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-16, Class A1, 6.50%, due 10/25/37	703,487
234,639	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, 5.22%, due 04/25/36†	234,259
1,350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class AM, 5.91%, due 06/15/39†	1,345,371
770,790	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B, 6.48%, due 05/17/40	774,924
320,000	CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	315,518
860,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, due 05/15/38	805,298
18,804	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class A1B, 6.41%, due 02/18/31†	18,785
129,313	DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B, 6.24%, due 11/12/31	130,269
780,000	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	789,121
355,463	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, due 06/10/32†	366,458
616,098	DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B, 7.34%, due 10/10/32	639,896
74,504	FHLMC, 5.50%, due 05/01/35	73,055
80,162	FHLMC, 5.50%, due 10/01/35	78,602
1,303,038	FHLMC, 5.50%, due 12/01/36	1,276,290
4,970,223	FHLMC, 5.50%, due 05/01/37	4,867,547
72,434	FHLMC, 5.00%, due 07/01/20	71,032
132,121	FHLMC, 5.00%, due 08/01/20	129,564
346,009	FHLMC, 5.00%, due 05/01/36	330,200
245,898	FHLMC, 4.50%, due 05/01/18	237,682
150,992	FHLMC, 4.50%, due 03/01/20	145,409
148,255	FHLMC, 4.50%, due 08/01/20	142,889
883,268	FHLMC, 4.50%, due 04/01/35	822,170
97,326	FHLMC, 4.50%, due 05/01/36	90,460
11,400,000	FHLMC TBA, 6.00%, due 11/01/37	11,405,347
9,000,000	FHLMC TBA, 5.50%, due 10/01/37†††	8,812,971
1,100,000	FHLMC TBA, 5.00%, due 10/01/22†††	1,078,172
3,600,000	FHLMC TBA, 5.00%, due 10/01/37†††	3,434,062
1,200,000	FHLMC TBA, 4.50%, due 10/01/22†††	1,155,374
180,000	FHLMC, Series 2531, Class HN, 5.00%, due 12/15/17	176,873
66,849	FHLMC, Series 2630, Class FJ, 6.10%, due 06/15/18†	67,001
1,302,085	FHLMC, Series 3020, Class MA, 5.50%, due 04/15/27	1,309,245
893,486	FHLMC, Series 3137, Class XP, 6.00%, due 04/15/36	914,931

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
706,997	FHLMC, Series 3138, Class PA, 5.50%, due 02/15/27	711,456
905,167	FHLMC, Series 3153, Class NB, 5.50%, due 02/15/27	911,049
545,871	FHLMC, Series 3165, Class NA, 5.50%, due 02/15/26	549,206
1,025,836	FHLMC, Series 3210, Class PA, 6.00%, due 03/15/29	1,040,853
1,370,212	FHLMC, Series 3242, Class QA, 5.50%, due 03/15/30	1,379,578
932,715	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class IA5, 6.00%, due 05/25/36	941,875
414,050	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A-2, 6.65%, due 06/15/31	420,956
750,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	786,044
826,050	FNMA, 6.50%, due 06/01/36	841,337
928,543	FNMA, 6.50%, due 09/01/36	945,727
310,000	FNMA, 6.00%, due 05/15/11	325,755
198,820	FNMA, 6.00%, due 11/01/21	201,516
249,364	FNMA, 6.00%, due 02/01/34	250,663
286,393	FNMA, 6.00%, due 08/01/34	287,885
75,637	FNMA, 6.00%, due 10/01/35	75,826
1,754,705	FNMA, 6.00%, due 05/01/36	1,757,902
899,436	FNMA, 6.00%, due 08/01/36	901,075
1,345,519	FNMA, 6.00%, due 09/01/36	1,347,970
2,399,762	FNMA, 6.00%, due 10/01/36	2,404,134
920,725	FNMA, 6.00%, due 11/01/36	922,403
356,732	FNMA, 6.00%, due 01/01/37	357,382
1,200,000	FNMA, 6.00%, due 06/01/37	1,201,982
1,988,758	FNMA, 6.00%, due 07/01/37	1,992,043
7,719,962	FNMA, 6.00%, due 08/01/37	7,732,716
5,293,265	FNMA, 6.00%, due 09/01/37	5,302,009
9,300,000	FNMA, 6.00%, due 10/01/37†††	9,313,076
487,093	FNMA, 5.50%, due 10/01/18	487,108
578,790	FNMA, 5.50%, due 12/01/18	578,807
66,785	FNMA, 5.50%, due 09/01/19	66,720
1,664,583	FNMA, 5.50%, due 06/01/20	1,664,632
406,810	FNMA, 5.50%, due 03/01/21	405,992
84,441	FNMA, 5.50%, due 05/25/27	84,723
1,006,864	FNMA, 5.50%, due 07/01/33	989,184
337,269	FNMA, 5.50%, due 02/01/34	331,347
1,084,408	FNMA, 5.50%, due 11/01/34	1,064,509
970,153	FNMA, 5.50%, due 02/01/35	953,444
1,038,907	FNMA, 5.50%, due 12/01/35	1,019,843
1,224,108	FNMA, 5.50%, due 03/01/36	1,199,413
1,157,060	FNMA, 5.50%, due 04/01/36	1,131,081
5,908,811	FNMA, 5.50%, due 12/01/36	5,789,608
99,898	FNMA, 5.50%, due 05/01/37	97,866
383,489	FNMA, 5.04%, due 09/01/35†	379,967
111,720	FNMA, 5.00%, due 01/01/18	109,937
4,187,576	FNMA, 5.00%, due 03/01/21	4,106,469
859,962	FNMA, 5.00%, due 07/01/35	821,775
10,075,189	FNMA, 5.00%, due 07/01/35	9,627,807

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
837,000	FNMA, 5.00%, due 11/01/35	799,833
1,798,092	FNMA, 5.00%, due 12/01/35	1,718,249
7,893,516	FNMA, 5.00%, due 03/01/36	7,543,010
42,172	FNMA, 4.50%, due 08/01/20	40,658
877,832	FNMA, 4.50%, due 09/01/20	845,708
863,854	FNMA, 4.00%, due 06/01/19	814,287
8,100,000	FNMA TBA, 6.50%, due 10/01/37†††	8,248,076
10,500,000	FNMA TBA, 6.00%, due 11/01/37	10,504,925
7,900,000	FNMA TBA, 5.50%, due 10/01/22†††	7,881,482
54,200,000	FNMA TBA, 5.50%, due 10/01/37†††	53,090,580
1,300,000	FNMA TBA, 5.50%, due 11/01/37	1,272,578
5,600,000	FNMA TBA, 5.00%, due 10/01/22†††	5,488,874
21,400,000	FNMA TBA, 5.00%, due 10/01/37†††	20,413,588
5,000,000	FNMA TBA, 5.00%, due 11/01/37	4,767,970
500,000	FNMA TBA, 4.50%, due 10/01/22†††	481,563
89,237	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	83,410
156,734	FNMA, Series 2005-80, Class PB, 5.50%, due 04/25/30	157,567
699,548	FNMA, Series 2006-46, Class UE, 5.50%, due 10/25/30	702,994
689,838	FNMA, Series 2006-63, Class QB, 5.50%, due 09/25/27	692,918
668,127	FNMA, Series 2006-65, Class HA, 5.50%, due 02/25/29	671,254
673,619	FNMA, Series 2006-65, Class TA, 5.50%, due 01/25/30	677,140
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	750,029
1,025,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, due 02/10/17	1,020,527
751,071	GMAC Commercial Mortgage Securities, Inc., Series 1999-C1, Class A-2, 6.18%, due 05/15/33†	758,255
408,848	GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2, 7.72%, due 03/15/33†	428,946
142,733	GMAC Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2, 7.46%, due 08/16/33†	150,130
140,000	GMAC Commercial Mortgage Securities., Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	147,376
1,318,827	GNMA, 5.50%, due 02/15/35	1,301,496
543,205	GNMA, 5.00%, due 08/15/33	526,515
441,593	GNMA, 5.00%, due 05/15/34	427,824
50,723	GNMA, 5.00%, due 12/15/34	49,141
606,167	GNMA, 5.00%, due 04/15/35	586,954
587,066	GNMA, 5.00%, due 06/15/35	568,459
757,404	GNMA, 5.00%, due 09/15/35	733,398
291,899	GNMA, 5.00%, due 11/15/35	282,647
306,768	GNMA, 5.00%, due 12/15/35	297,045
1,000,000	GNMA TBA, 6.50%, due 10/01/37	1,022,813
6,900,000	GNMA TBA, 6.50%, due 11/01/37	7,051,640
6,400,000	GNMA TBA, 6.00%, due 10/01/37	6,441,890
1,100,000	GNMA TBA, 5.50%, due 10/01/37	1,080,953
209,752	GNMA, Series 2004-65, Class VA, 6.00%, due 06/20/15	214,159
1,075,194	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 5.21%, due 02/25/47†	1,057,197
1,829,177	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 5.26%, due 04/25/47†	1,807,749
605,966	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3, 6.14%, due 10/18/30	608,138
225,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4, 4.76%, due 07/10/39	215,033
396,706	GSAMP Trust, Series 2006-S4, Class A1, 5.22%, due 05/25/36†	378,851

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
472,531	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.84%, due 06/25/34†	452,299
620,189	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, due 11/25/35†	593,555
113,819	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 5.81%, due 11/19/35†	111,828
159,502	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.84%, due 06/20/35†	156,458
1,397,797	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 5.67%, due 12/19/36†	1,357,583
2,503,498	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 5.68%, due 11/19/46†	2,476,791
2,002,084	Harborview Mortgage Loan Trust, Series 2007-3, Class 2A1A, 5.70%, due 05/19/47†	1,960,961
1,846,074	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 5.72%, due 07/19/47†	1,795,189
1,269,924	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 5.45%, due 03/25/36†	1,247,169
250,000	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.29%, due 11/01/37†	249,863
119,075	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, due 09/25/35†	117,287
950,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3 Class A3, 6.47%, due 11/15/35	995,726
170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	177,555
750,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2, 5.16%, due 10/12/37	748,223
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	185,464
300,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 4.92%, due 10/15/42†	289,753
1,070,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.81%, due 06/12/43†	1,092,628
600,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, due 06/15/49†	612,388
485,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2, 5.83%, due 02/15/51	493,959
1,082,906	JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, due 08/25/34†	1,064,934
1,139,985	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, due 05/15/25†	1,204,942
956,031	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, due 08/15/26	1,006,100
1,146,900	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A1A, 4.48%, due 10/15/29	1,114,998
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	376,303
1,040,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.30%, due 11/15/38	1,043,454
121,070	Lehman XS Trust, Series 2005-5N, Class 1A1, 5.43%, due 11/25/35†	118,732
233,913	Lehman XS Trust, Series 2005-7N, Class 1A1B, 5.43%, due 12/25/35†	226,382
474,293	Lehman XS Trust, Series 2006-2N, Class 1A1, 5.39%, due 02/25/46†	463,792
348,502	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 4.84%, due 01/25/36†	343,205
2,074,265	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 5.33%, due 05/25/47†	2,015,819
254,273	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 144A, 5.48%, due 05/25/35†	251,804
3,139,880	Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1, 5.40%, due 09/25/35†	3,099,397
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.42%, due 11/12/37†	515,826
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	335,606
750,950	Morgan Stanley Capital I, Series 1999-LIFE, Class A2, 7.11%, due 04/15/33†	773,529
1,695,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, due 12/15/43	1,670,102
215,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2, 5.81%, due 06/12/12†	218,028
1,375,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 6.08%, due 06/11/49†	1,411,346

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
1,275,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.80%, due 06/11/42†	1,288,533
226,326	Morgan Stanley Dean Witter Capital I, Series 2000-LIFE2, Class A2, 7.20%, due 10/15/33	236,716
750,000	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	782,611
658,846	Nationslink Funding Corp., Series 1998-2, Class A2, 6.48%, due 08/20/30	661,640
195,563	Nationslink Funding Corp., Series 1999-1, Class A2, 6.32%, due 01/20/31	197,250
658,181	Nationslink Funding Corp., Series 1999-2, Class A2C, 7.23%, due 06/20/31†	665,773
760,765	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.32%, due 09/25/46†	739,482
861,456	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 144A, 5.50%, due 05/25/35****	852,833
403,245	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 144A, 6.00%, due 05/25/35****	405,060
2,109,668	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 144A, 5.50%, due 05/25/35****	2,082,769
1,656,079	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 144A, 6.00%, due 05/25/35****	1,633,209
164,891	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 5.53%, due 10/25/45†	161,804
1,248,137	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 5.22%, due 10/25/46†	1,240,003
480,436	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, 7.15%, due 05/18/32†	487,564
599,800	Salomon Brothers Mortgage Securities VII, Series 2000-C1, Class A2, 7.52%, due 12/18/09†	624,763
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	755,967
184,490	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/10/14	176,394
446,874	Structured Asset Securities Corp., Series 2005-10, Class 3A5, 5.00%, due 12/25/34	445,359
13,893	TERRA, Series 2006-1, 144A, 5.88%, due 06/15/17†	13,893
2,537,243	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 5.36%, due 12/25/35†	2,529,416
1,087,041	Thornburg Mortgage Securities Trust, Series 2006-3, Class A2, 5.24%, due 06/25/36†	1,080,758
1,118,101	Thornburg Mortgage Securities Trust, Series 2006-3, Class A3, 5.24%, due 06/25/36†	1,111,418
795,064	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.24%, due 09/25/37†	795,175
730,000	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.23%, due 09/25/37†	722,758
1,065,000	TIAA Retail Commercial Trust, Series 2001-C1, Class A4, 144A, 6.68%, due 06/19/31†	1,091,994
985,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, 5.11%, due 07/15/42†	976,061
1,225,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	1,203,311
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	692,649
1,417,790	WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 5.68%, due 03/25/37	1,415,797
2,501,141	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, 5.98%, due 05/25/46	2,445,391
284,314	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A1, 144A, 4.24%, due 05/25/36	282,035
194,622	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 5.42%, due 10/25/45†	190,381
201,248	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 5.39%, due 11/25/45†	198,118
201,248	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 5.41%, due 11/25/45†	196,745
497,582	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 5.40%, due 12/25/45†	486,953
248,791	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 5.42%, due 12/25/45†	243,615
316,670	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 5.40%, due 12/25/45†	312,244
395,838	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 5.42%, due 12/25/45†	388,493
98,822	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 5.42%, due 07/25/45†	96,191
563,672	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.65%, due 11/25/36†	561,359
1,376,954	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.61%, due 12/25/36†	1,372,932

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
608,598	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.94%, due 09/25/36†	611,059
1,300,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, due 04/25/36	1,288,751
1,087,289	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A96, 6.00%, due 08/25/37	1,088,778
641,203	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.26%, due 08/25/36†	636,431
		364,498,129
	Sovereign Debt Obligations — 0.8%
468,750	Argentine Republic, 5.39%, due 08/03/12	426,188
196,082	Canadian Government, 4.00%, due 12/01/31	268,987
550,000	French Republic, 3.75%, due 04/25/17	742,417
208,000	Republic of Brazil, 11.00%, due 08/17/40	278,460
100,000	Republic of Colombia, 7.38%, due 09/18/37	110,250
41,000	Republic of Panama, 7.13%, due 01/29/26	44,485
41,000	Republic of Panama, 6.70%, due 01/26/36	42,333
179,100	Russian Federation, Reg S, 7.50%, due 03/31/30††	202,303
1,500,000	United Arab Emirates, 144A, 5.50%, due 08/02/12	1,526,202
746,000	United Mexican States, 6.75%, due 09/27/34	813,140
210,000	United Mexican States, 5.63%, due 01/15/17	209,895
		4,664,660
	U.S. Government and Agency Obligations — 8.5%
390,000	Federal Home Loan Bank, 5.40%, due 01/02/09	390,003
1,600,000	FHLMC, 6.13%, due 09/01/37†	1,614,864
1,021,307	FHLMC, 5.88%, due 01/01/37†	1,031,701
2,081,004	FHLMC, 5.70%, due 02/01/37†	2,097,730
240,000	FHLMC, 5.63%, due 11/23/35	236,435
857,470	FHLMC, 5.54%, due 04/01/36†	856,957
1,089,001	FHLMC, 4.75%, due 09/01/35†	1,060,436
610,000	FHLMC, 4.63%, due 10/25/12	609,994
400,000	FNMA, 7.25%, due 01/15/10	424,627
200,000	FNMA, 6.34%, due 10/16/07	200,107
2,399,947	FNMA, 5.88%, due 08/01/37†	2,439,254
983,440	FNMA, 5.85%, due 06/01/36†	989,773
1,329,838	FNMA, 5.38%, due 06/01/37†	1,331,956
1,230,178	FNMA, 5.37%, due 05/01/37†	1,232,964
780,000	FNMA, 5.13%, due 04/15/11**	797,176
701,483	FNMA, 5.00%, due 09/01/35	670,334
480,000	FNMA, 4.38%, due 09/13/10	479,475
466,147	FNMA, 4.18%, due 12/01/34†	464,797
565,000	FNMA, 4.00%, due 01/26/09	561,612
1,275,000	FNMA, 3.74%, due 02/24/09	1,262,852
2,770,000	U.S. Treasury Bond, 5.00%, due 05/15/37	2,842,280
1,790,000	U.S. Treasury Bond, 4.75%, due 02/15/37**	1,765,808
216,913	U.S. Treasury Bond, 2.38%, due 01/15/27	219,625

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
1,393,821	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29††††	1,770,372
2,060,640	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28††††	2,510,762
1,173,120	U.S. Treasury Inflation Indexed Bond, 3.38%, due 01/15/12††††	1,233,977
1,505,932	U.S. Treasury Inflation Indexed Bond, 2.50%, due 07/15/16††††	1,534,404
1,878,533	U.S. Treasury Inflation Indexed Bond, 2.38%, due 04/15/11††††	1,891,302
2,216,804	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15††††	2,158,788
329,865	U.S. Treasury Inflation Indexed Bond, 0.88%, due 04/15/10††††	319,016
1,120,000	U.S. Treasury Note, 6.00%, due 08/15/09	1,161,213
880,000	U.S. Treasury Note, 4.63%, due 07/31/12	895,607
2,130,000	U.S. Treasury Note, 4.63%, due 02/15/17**	2,140,484
120,000	U.S. Treasury Note, 4.50%, due 03/31/12	121,491
5,615,000	U.S. Treasury Note, 4.13%, due 08/31/12**	5,593,949
500,000	U.S. Treasury Note, 3.88%, due 09/15/10	498,204
		45,410,329
	TOTAL DEBT OBLIGATIONS (COST $566,846,454)	565,064,022
Shares	Description	Value ($)
	PREFERRED STOCKS — 0.0%
	Diversified Financial Services — 0.0%
700	FNMA†	36,487
	TOTAL PREFERRED STOCKS (COST $37,240)	36,487
Number of Contracts	Description	Value ($)
	PUT OPTIONS PURCHASED — 0.0%
	Future Options — 0.0%
7,000	U.S. Treasury Note 10 Year Futures, Strike Price $105, expires 11/20/2007	438
	TOTAL PUT OPTIONS PURCHASED (COST $551)	438
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.4%
	Repurchase Agreements — 0.7%
1,891,636	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $1,929,482. Repurchase proceeds are $1,892,416.), 4.95%, due 10/01/07***	1,891,636

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Repurchase Agreements — continued
1,891,636	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $1,929,470. Repurchase proceeds are $1,892,416.), 4.95%, due 10/01/07***	1,891,636
		3,783,272
	Certificates of Deposit — 1.7%
315,273	ABN Amro Bank NV, 4.97%, due 10/24/07***	315,273
315,273	Bank of Nova Scotia, 5.00%, due 10/25/07***	315,273
315,273	Bank of Nova Scotia, 5.54%, due 10/17/07***	315,273
315,273	Barclays, 5.55%, due 10/15/07***	315,273
630,545	BNP Paribas, 5.00%, due 10/25/07***	630,545
630,545	BNP Paribas, 5.20%, due 10/01/07***	630,545
315,272	BNP Paribas, 5.42%, due 10/15/07***	315,272
945,818	Calyon, 5.25%, due 10/01/07***	945,818
315,273	Calyon, 5.33%, due 11/07/07***	315,273
315,273	Dexia Group, 5.10%, due 11/05/07***	315,273
945,818	Fortis Bank, 5.25%, due 10/01/07***	945,818
315,273	Fortis Bank, 5.60%, due 10/12/07***	315,273
630,545	National Australia Bank, 5.19%, due 10/01/07***	630,545
630,545	Rabobank Nederland NV, 4.91%, due 10/03/07***	630,545
1,290,025	Reserve Primary Money Market Fund***	1,290,025
315,272	Societe Generale, 5.12%, due 11/01/07***	315,272
315,272	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	315,272
		8,856,568
	Commercial Paper — 0.9%
$4,815,000	Tulip Funding Corp., 144A, 5.65%, due 10/15/07	4,804,421
	U.S. Government and Agency Obligations — 0.1%
$390,000	FNMA, 0.00%, due 03/17/08(a)^	380,881
$365,000	FNMA, 4.61%, due 03/17/08(a)	357,148
$35,000	FNMA, 4.72%, due 03/17/08(a)	34,230
		772,259
	TOTAL SHORT-TERM INVESTMENTS (COST $18,216,520)	18,216,520
	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 108.8% (Cost $585,100,765)	583,317,467

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (1.4%)
	TBA Sale Commitments — (1.4%)
1,900,000	FNMA TBA, 6.50%, due 10/11/07	(1,934,734)
2,000,000	FNMA TBA, 5.00%, due 10/17/07	(1,960,312)
3,800,000	FNMA TBA, 5.00%, due 11/13/07	(3,623,657)
		(7,518,703)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $7,532,251)	(7,518,703)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 107.4% (Cost $577,568,514)	575,798,764
	Other Assets and Liabilities (net) — (7.4%)	(39,735,289)
	TOTAL NET ASSETS — 100.0%	$536,063,475

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $35,661,776 or 6.7% of net assets.

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

PIK - Payment In Kind

REIT - Real Estate Investment Trust

TBA - To Be Announced

  (a)  All or a portion of security held as collateral for open futures contracts.

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

  ****  Securities valued at fair value.

  †  Floating rate note. Rate shown is as of September 30, 2007.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

  †††  When-issued security.

  ††††  Indexed security in which price and/or coupon is linked to the prices of a specific financial instrument or financial statistic.

  ‡  Zero coupon bond.

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

A summary of outstanding financial instruments at September 30, 2007 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/15/07	JPY	698,926,423	$6,086,315	$142,480
Sales
11/07/07	CAD	287,932	$289,863	$(15,981)
10/17/07	EUR	518,500	737,666	(21,274)
10/15/07	JPY	210,890,000	1,836,449	50,946
				$13,691

Currency Abbreviations

CAD  Canadian Dollar

EUR  Euro

JPY  Japanese Yen

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
309	Euro 90 Day	March 2008	$73,758,300	$209,618
84	Euro 90 Day	June 2008	20,081,250	127,330
53	Euro-Bobl	December 2007	8,116,267	2,867
71	Euro-Bund	December 2007	11,377,598	(74,652)
27	GBP Libor 90 Day	March 2008	6,486,184	22,015
116	U.S. Long Bond	December 2007	12,915,875	(37,486)
44	U.S. Treasury Note 10 Yr.	December 2007	4,808,375	(9,727)
77	U.S. Treasury Note 2 Yr.	December 2007	15,942,609	39,730
326	U.S. Treasury Note 5 Yr.	January 2008	34,892,188	139,120
				$418,815
Sales
6	Euro 90 Day	September 2008	$1,435,350	$(10,380)
241	U.S. Treasury Note 10 Yr.	December 2007	26,336,782	(94,448)
9	U.S. Treasury Note 5 Yr.	December 2007	963,281	262
				$(104,566)

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Written Options

Type of Contract	Number of Contracts	Premium Received	Value at September 30, 2007
CALL — EURO 1-YEAR MID - CURVE FUTURES	17	(6,077)	(13,281)
Strike @ $95.375
Expires 3/17/2008
CALL — EURO 1-YEAR MID - CURVE FUTURES	38	(23,235)	(23,987)
Strike @ $95.500
Expires 3/17/2008
CALL — EURO 1-YEAR MID - CURVE FUTURES	19	(11,780)	(7,838)
Strike @ $95.750
Expires 3/17/2008
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	36	(21,758)	(23,625)
Strike @ $110.000
Expires 11/20/2007
CALL — U.S. TREASURY BOND 10-YEAR FUTURES	37	(28,143)	(7,516)
Strike @ $112.000
Expires 11/20/2007
PUT — EURO 1-YEAR MID - CURVE FUTURES	19	(11,780)	(9,975)
Strike @ $95.375
Expires 3/17/2008
PUT — EURO 1-YEAR MID - CURVE FUTURES	45	(27,225)	(30,656)
Strike @ $95.500
Expires 3/17/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	32	(29,340)	(27,500)
Strike @ $107.000
Expires 2/22/2008
PUT — U.S. TREASURY BOND 10-YEAR FUTURES	10	(4,950)	(625)
Strike @ $105.000
Expires 11/20/2007
TOTAL		$(164,288)	$(145,003)

See accompanying notes to the financial statements.

MGI Core Opportunistic Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	105.4
Short-Term Investments	3.4
Put Options Purchased	0.0
Call Options Purchased	0.0
TBA Sale Commitments	(1.4)
Other Assets and Liabilities (net)	(7.4)
100.0%

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.8%
	Municipal Obligations — 1.9%
375,000	Chicago, IL, (Pilsen Redevelopment), 4.35%, due 06/01/13	366,742
140,000	Country Club Hills, IL, 3.80%, due 12/01/12	136,457
105,000	Douglas County, OR, School District No. 12, 5.05%, due 06/15/12	104,662
15,000	McHenry County, IL, Community Unit School District No 12 Johnsburg, 5.00%, due 12/01/10	15,003
25,000	New Orleans, LA, Finance Authority, 5.90%, due 07/15/21†	25,000
15,000	Ohio Housing Finance Agency, 7.90%, due 10/01/14	15,082
80,000	Portland, OR, 7.29%, due 06/15/12	84,890
320,000	Puyallup, WA, 5.25%, due 12/01/11	321,133
150,000	University of California, 4.93%, due 05/15/09	149,971
		1,218,940
	Asset Backed Securities — 15.0%
390,000	AmeriCredit Automobile Receivables Trust, Series 2007-CM, Class A2, 5.43%, due 11/08/10	390,658
275,000	AmeriCredit Automobile Receivables Trust, Series 2007-DF, Class A3A, 5.49%, due 07/06/12	276,848
677,207	Bayview Financial Acquisition Trust, Series 2006-C, Class 1A1, 6.04%, due 11/28/36††	681,546
406,173	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A1, 5.18%, due 10/25/36†	404,005
134,649	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A1, 5.20%, due 02/25/36†	134,618
43,988	Centex Home Equity, Series 2005-C, Class AF3, 4.33%, due 06/25/35††	43,750
207,034	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A3, 3.34%, due 05/25/26	204,196
545,246	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class A1, 5.18%, due 11/25/36†	542,822
432,342	Countrywide Asset-Backed Certificates, Series 2005-1, Class AF3, 4.58%, due 07/25/35†	428,842
532,652	Countrywide Asset-Backed Certificates, Series 2007-S1, Class A1B, 5.89%, due 11/25/36†	530,054
465,993	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF1, 5.46%, due 01/25/36††	464,136
600,000	Drive Auto Receivables Trust, Series 2006-2, Class A2, 144A, 5.30%, due 07/15/11	600,589
575,000	Equity One ABS, Inc., Series 2004-2, Class M1, 5.19%, due 07/25/34††	555,364
474,314	First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FC, Class A2A, 5.28%, due 06/25/27†	469,884
278,381	Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2, 3.76%, due 12/17/12	274,047
53,062	HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A1F, 5.79%, due 03/20/36††	52,842
374,778	JP Morgan Mortgage Acquisition Corp. Series 2007-CH1, Class AF1B, 5.94%, due 11/25/36††	373,202
3,426	Merrill Lynch Mortgage Investors NIM Trust, Series 2005-NC1, Class N1, 144A, 5.00%, due 10/25/35	3,374
30,131	Navistar Financial Corp. Owner Trust, Series 2004-B, Class A3, 3.13%, due 05/15/09	30,029
500,000	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3, 4.50%, due 08/25/35††	495,536
35,808	Renaissance Home Equity Loan Trust, Series 2005-3, Class AF2, 4.72%, due 11/25/35††	35,656
47,047	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF1, 5.92%, due 11/25/36††	46,864
65,000	Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, due 11/25/36††	64,536
45,952	Renaissance Home Equity Loan Trust, Series 2006-4, Class AF1, 5.55%, due 01/25/37††	45,617
553,896	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	551,113
10,711	Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5, 4.99%, due 03/25/31†	10,668

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued
175,000	Residential Asset Mortgage Products, Inc., Series 2004-RZ2, Class AI4, 5.35%, due 02/25/33†	173,048
20,387	Residential Asset Securities Corp., Series 2004-KS9, Class A13, 3.79%, due 08/25/29†	20,136
97,939	Residential Funding Mortgage Securities II, Inc., Series 2005-HI2, Class A3, 4.46%, due 05/25/35	97,006
77,154	Residential Funding Mortgage Securities II, Inc., Series 2006-HI4, Class A1, 5.23%, due 09/25/36†	76,637
394,679	Residential Funding Mortgage Securities II, Inc., Series 2006-HSA1, Class A1, 5.24%, due 02/25/36†	391,529
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 144A, 6.00%, due 01/25/36	78,577
475,000	UPFC Auto Receivables Trust, Series 2007-A, Class A3, 5.53%, due 07/15/13	478,151
360,000	WFS Financial Owner Trust, Series 2005-3, Class D, 4.76%, due 05/17/13	354,667
		9,380,547
	Corporate Debt — 12.4%
92,000	American General Finance, (MTN), 4.63%, due 09/01/10	90,244
775,000	Ameritech Capital Funding, 6.25%, due 05/18/09	793,994
325,000	Arizona Public Service Co., 6.50%, due 03/01/12	337,017
45,000	Banco Mercantil del Norte SA, 144A, 6.14%, due 10/13/16†	45,015
65,000	Commonwealth Edison Co., 6.15%, due 03/15/12	66,795
1,184,000	CVS Caremark Corp., Senior Note, 5.92%, due 06/01/10†	1,180,808
295,000	Discover Financial Services, Senior Note, 144A, 6.23%, due 06/11/10†	288,526
215,000	Dominion Resources, Inc., Subordinated Note, 6.30%, due 09/30/66†	213,196
75,000	Entergy Gulf States, 5.12%, due 08/01/10	74,428
65,000	Enterprise Products Operating, LP, Senior Note, 7.50%, due 02/01/11	69,084
1,465,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/01/49†	1,387,639
277,000	Nextel Communications, Inc., Series D, Senior Note, 7.38%, due 08/01/15	281,749
380,000	Oil Insurance, Ltd., 144A, 7.56%, due 12/29/49†	388,437
315,000	SunTrust Preferred Capital I, 5.85%, due 06/15/49†	309,370
89,000	Telecom Italia Capital SA, Guaranteed Senior Note, 6.20%, due 07/18/11	91,274
100,000	Telecom Italia Capital SA, Guaranteed Senior Note, 4.88%, due 10/01/10	98,938
1,170,000	Time Warner Cable, Inc., 144A, 5.40%, due 07/02/12	1,156,806
155,000	Tyco Electronics Group SA, Senior Note, 144A, 6.00%, due 10/01/12	157,050
94,000	US Unwired, Inc., 10.00%, due 06/15/12	100,818
135,000	Viacom, Inc., Senior Note, 5.75%, due 04/30/11	136,415
190,000	Wachovia Capital Trust III, Secured Note, 5.80%, due 03/15/42†	188,871
65,000	Woori Bank, 144A, 6.13%, due 05/03/16†	65,023
203,000	Xstrata Finance Canada, 144A, 5.50%, due 11/16/11	201,940
		7,723,437
	Mortgage Backed Securities — 31.0%
44,487	ABN Amro Mortgage Corp., Series 2003-4, Class A5, 4.75%, due 03/25/33	44,357
85,000	American Home Mortgage Investment Trust, Series 2005-2, Class A5, 5.08%, due 09/25/35††	84,509
88,284	Banc of America Funding Corp., Series 2006-E, Class 2A1, 5.83%, due 06/20/36†	88,408
239,211	Banc of America Mortgage Securities, Inc., Series 2004-G, Class 1A1, 6.11%, due 08/25/34†	242,992
102,163	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class 1A1, 4.63%, due 02/25/36†	100,348

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
200,877	Bear Stearns Alt-A Trust, Series 2004-9, Class 6A1, 7.13%, due 09/25/34†	202,383
697,801	Capco America Securitization Corp., Series 1998-D7, Class A1B, 6.26%, due 10/15/30	702,995
54,839	Cendant Mortgage Corp., Series 2003-1, Class A5, 5.50%, due 02/25/33	54,873
62,995	Cendant Mortgage Corp., Series 2003-9, Class 1A1, 5.25%, due 11/25/33	62,910
26,629	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A1, 5.25%, due 03/25/34	26,570
310,321	Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 1A, 6.30%, due 03/25/34†	313,538
168,891	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class IA2, 5.54%, due 03/25/36†	169,370
42,012	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	41,147
244,740	Countrywide Alternative Loan Trust, Series 2003-6T2, Class A2, 5.00%, due 06/25/33	244,314
51,481	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, due 03/25/34	50,544
288,454	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 1A1, 6.00%, due 04/25/36	291,860
19,728	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-19, Class A2, 5.25%, due 10/25/34	19,698
395,368	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB6, Class 1A1, 5.05%, due 10/20/35†	395,800
401,424	Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY1, Class 1A1, 5.70%, due 04/25/37†	401,460
189,129	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2A, 5.89%, due 02/25/37††	188,236
48,222	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB1, Class A1A, 5.43%, due 02/25/36†	47,879
75,291	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A, 6.01%, due 06/25/08†	75,054
585,000	Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class C, 6.86%, due 06/15/31	585,713
16,919	FHLMC, Series 2612, Class LJ, 4.00%, due 07/15/22	16,880
135,331	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	132,487
135,000	FHLMC, Series 2687, Class PD, 5.50%, due 11/15/26	135,418
211,709	FHLMC, Series 2706, Class EM, 4.50%, due 09/15/20	209,062
250,000	FHLMC, Series 2759, Class YJ, 3.75%, due 10/15/24	246,641
421,443	FHLMC, Series 2861, Class HR, 4.00%, due 08/15/23	417,628
387,078	FHLMC, Series 2893, Class PA, 4.00%, due 04/15/25	383,370
115,000	FHLMC, Series 2893, Class PB, 5.00%, due 12/15/27	115,053
366,642	FHLMC, Series 2939, Class HP, 5.00%, due 04/15/28	367,504
123,779	FHLMC, Series 2982, Class LC, 4.50%, due 01/15/25	123,012
407,285	FHLMC, Series 3144, Class PA, 5.50%, due 11/15/25	409,598
148,357	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	148,718
37,622	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	37,526
134,765	First Horizon Asset Securities, Inc., Series 2006-AR4, Class 1A2, 5.51%, due 01/25/37†	134,798
427,674	First Horizon Asset Securities, Inc., Series 2007-AR1, Class 1A1, 5.86%, due 05/25/37†	429,721
200,000	First Union - Chase Commercial Mortgage, Series 1999-C2, Class D, 7.06%, due 06/15/31†	205,886
74,610	FNMA, 6.50%, due 02/01/22	76,693
13,227	FNMA, Series 1998-M6, Class A2, 6.32%, due 08/15/08	13,265
10,099	FNMA, Series 2003-85, Class QV, 4.00%, due 03/25/24	10,067
359,418	GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class A2, 6.42%, due 05/15/35	361,567
455,099	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A1B, 7.27%, due 08/15/36†	470,022
149,530	GMAC Mortgage Corp. Loan Trust, Series 2006-J1, Class A1, 5.75%, due 04/25/36	150,352

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued
209,884	GSR Mortgage Loan Trust, Series 2004-7, Class 1A2, 5.31%, due 06/25/34†	210,097
511,793	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 6.01%, due 03/25/37†	516,747
420,856	GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1, 5.49%, due 05/25/47†	420,791
130,084	Indymac INDA Mortgage Loan Trust, Series 2006-AR3, Class 1A1, 5.36%, due 12/25/36†	129,728
398,296	Indymac INDA Mortgage Loan Trust, Series 2007-AR3, Class 1A1, 5.97%, due 07/25/37†	400,237
263,622	Indymac Index Mortgage Loan Trust, Series 2006-AR33, Class 3A1, 5.78%, due 01/25/37†	264,217
23,680	JP Morgan Mortgage Trust, Series 2004-S2, Class 2A7, 5.25%, due 11/25/34	23,607
155,000	JP Morgan Mortgage Trust, Series 2005-A5, Class 2A2, 5.14%, due 08/25/35†	154,573
155,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7, 4.95%, due 11/25/35†	153,404
265,230	JP Morgan Mortgage Trust, Series 2006-A5, Class 2A1, 5.50%, due 08/25/36†	266,527
424,383	JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 4.78%, due 07/25/35†	419,771
422,947	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1, 5.49%, due 06/25/37†	421,552
384,948	Mastr Adjustable Rate Mortgages Trust, Series 2003-7, Class 2A1, 7.13%, due 01/25/34†	392,455
325,232	MLCC Mortgage Investors, Inc., Series 2004-1, Class 1A, 4.84%, due 12/25/34†	324,748
475,000	Morgan Stanley Capital I, Series 2007-HQ11, Class A2, 5.36%, due 02/12/44	475,918
440,000	Mortgage Capital Funding, Inc., Series 1998-MC1, Class B, 6.78%, due 03/18/30†	439,975
65,000	Nationslink Funding Corp., Series 1999-2, Class F, 144A, 5.00%, due 06/20/31	64,000
308,298	Residential Accredit Loans, Inc., Series 2004-QS16, Class 1A1, 5.50%, due 12/25/34	305,785
38,829	Residential Asset Securitization Trust, Series 2003-A15, Class 2A1, 5.25%, due 02/25/34	38,654
73,385	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, due 04/25/34	72,601
119,453	Residential Funding Mortgage Securities I, Series 2007-SA1, Class 2A2, 5.62%, due 02/25/37†	119,147
136,441	Sequoia Mortgage Trust, Series 2007-1, Class 2A1, 5.82%, due 02/20/47†	136,914
444,595	Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 5.66%, due 07/20/37†	443,879
74,483	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A2, 5.15%, due 08/25/35†	73,537
66,597	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 2A1, 5.61%, due 02/25/36†	66,272
530,006	WaMu Mortgage Pass Through Certificates, Series 2003-AR4, Class A7, 3.95%, due 05/25/33†	526,320
408,000	WaMu Mortgage Pass Through Certificates, Series 2007-HY7, Class 3A1, 5.92%, due 07/25/37†	409,122
25,903	Washington Mutual, Inc., Series 2004-S3, Class 2A1, 5.50%, due 07/25/34	25,933
330,000	Washington Mutual, Inc., Series 2005-AR16, Class 1A3, 5.10%, due 12/25/35†	325,933
131,276	Washington Mutual, Inc., Series 2006-AR18, Class 1A1, 5.35%, due 01/25/37†	130,851
613,123	Washington Mutual, Inc., Series 2007-HY2, Class 1A1, 5.63%, due 12/25/36†	615,089
170,937	Washington Mutual, Inc., Series 2007-HY3, Class 4A1, 5.35%, due 03/25/37†	169,835
403,520	Washington Mutual, Inc., Series 2007-HY4, Class 1A1, 5.56%, due 04/25/37†	402,369
411,349	Washington Mutual, Inc., Series 2007-HY5, Class 1A1, 5.54%, due 05/25/37†	410,482
743,671	Wells Fargo Mortgage Backed Securities Trust, Series 2003-A, Class A5, 4.62%, due 02/25/33†	740,406
31,785	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, due 10/25/35	31,425
209,130	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR17, Class A1, 5.34%, due 10/25/36†	208,522
		19,361,649

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — 38.5%
1,218,000	U.S. Treasury Note, 4.88%, due 08/31/08	1,226,279
90,000	U.S. Treasury Note, 4.88%, due 06/30/12	92,545
11,405,000	U.S. Treasury Note, 4.75%, due 02/15/10**	11,602,808
10,692,000	U.S. Treasury Note, 4.50%, due 02/15/09**	10,768,020
364,000	U.S. Treasury Note, 4.13%, due 08/31/12**	362,635
		24,052,287
	TOTAL DEBT OBLIGATIONS (COST $61,437,208)	61,736,860
	SHORT-TERM INVESTMENTS — 18.3%
	Repurchase Agreements — 5.5%
1,711,056	Merrill Lynch & Co., Inc. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with rates from 5.00%-7.13%, with maturities from 06/15/10-07/18/16, valued at $1,745,289. Repurchase proceeds are $1,711,762.), 4.95%, due 10/01/07***	1,711,056
1,711,056	Morgan Stanley Dean Witter & Co. Repurchase Agreement (Dated 09/28/07. Collateralized by U.S. Government Agency Obligations, with a rates from 0.00%-7.13%, with maturities from 10/04/07-05/15/37, valued at $1,745,278. Repurchase proceeds are $1,711,762.), 4.95%, due 10/01/07***	1,711,056
		3,422,112
	Certificates of Deposit — 12.8%
285,176	ABN Amro Bank NV, 4.97%, due 10/24/07***	285,176
285,176	Bank of Nova Scotia, 5.00%, due 10/25/07***	285,176
285,176	Bank of Nova Scotia, 5.54%, due 10/17/07***	285,176
285,176	Barclays, 5.55%, due 10/15/07***	285,176
570,352	BNP Paribas, 5.00%, due 10/25/07***	570,352
570,352	BNP Paribas, 5.20%, due 10/01/07***	570,352
285,176	BNP Paribas, 5.42%, due 10/15/07***	285,176
855,528	Calyon, 5.25%, due 10/01/07***	855,528
285,176	Calyon, 5.33%, due 11/07/07***	285,176
285,176	Dexia Group, 5.10%, due 11/05/07***	285,176
855,528	Fortis Bank, 5.25%, due 10/01/07***	855,528
285,176	Fortis Bank, 5.60%, due 10/12/07***	285,176
570,352	National Australia Bank, 5.19%, due 10/01/07***	570,352
570,352	Rabobank Nederland NV, 4.91%, due 10/03/07***	570,352
1,166,873	Reserve Primary Money Market Fund***	1,166,873
285,176	Societe Generale, 5.12%, due 11/01/07***	285,176
285,176	Toronto Dominion Bank, Ltd., 5.61%, due 10/12/07***	285,176
		8,011,097
	TOTAL SHORT-TERM INVESTMENTS (COST $11,433,209)	11,433,209

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
(showing percentage of total net assets)
September 30, 2007 (Unaudited)

Par Value ($)	Description	Value ($)
	TOTAL INVESTMENTS — 117.1% (Cost $72,870,417)	73,170,069
	Other Assets and Liabilities (net) — (17.1%)	$(10,708,392)
	TOTAL NET ASSETS — 100.0%	$62,461,677

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,049,337 or 4.9% of net assets.

MTN - Medium Term Note

  **  All or a portion of this security is out on loan.

  ***  Represents an investment of securities lending collateral.

  †  Floating rate note. Rate shown is as of September 30, 2007.

  ††  Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

See accompanying notes to the financial statements.

MGI US Short Maturity Fixed Income Fund

Schedule of Investments — (Continued)
September 30, 2007 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	98.8
Short-Term Investments	18.3
Other Assets and Liabilities (net)	(17.1)
100.0%

See accompanying notes to the financial statements.

MGI Funds

Statements of Assets and Liabilities
September 30, 2007 (Unaudited)

	MGI US Large Cap Growth Equity Fund	MGI US Large Cap Value Equity Fund	MGI US Small/Mid Cap Growth Equity Fund	MGI US Small/Mid Cap Value Equity Fund
Assets
Investments, at value (Note 2)(a)	$423,617,850	$392,138,606	$207,676,621	$169,706,231
Cash	6,238,917	7,114,176	5,656,846	2,882,063
Receivable for investments sold	6,733,065	3,479,581	1,387,639	133,927
Receivable for Fund shares sold	—	285,145	127,909	69,486
Dividend and Interest receivable	208,516	526,051	75,122	214,801
Cash collateral on deposit at broker(b)	—	—	—	83,000
Receivable for expenses reimbursed by Advisor	82,123	83,522	22,203	14,935
Securities lending income receivable	—	—	—	2,297
Total assets	436,880,471	403,627,081	214,946,340	173,106,740
Liabilities
Payable for investments purchased	7,611,063	3,862,444	2,920,545	187,868
Payable for Fund shares repurchased	2,449,766	—	—	—
Payable to affiliate for (Note 3):
Advisor fee	163,530	153,128	118,324	101,815
Trustees and Chief Compliance Officer fees	6,459	6,698	2,769	3,010
Obligation to return securities lending collateral	48,310,816	31,144,363	44,451,234	29,171,885
Accrued expenses	79,377	77,857	46,614	48,756
Total liabilities	58,621,011	35,244,490	47,539,486	29,513,334
Net assets	$378,259,460	$368,382,591	$167,406,854	$143,593,406
Net assets consist of:
Paid-in capital	336,565,521	325,443,995	145,146,390	138,479,143
Accumulated undistributed net investment income (loss)	771,739	4,045,945	(317,018)	852,438
Accumulated net realized gain (loss)	2,856,688	20,140,016	10,720,943	6,128,281
Net unrealized appreciation (depreciation)	38,065,512	18,752,635	11,856,539	(1,866,456)
Total net assets	$378,259,460	$368,382,591	$167,406,854	$143,593,406
Net assets attributable to:
Class Y-3 shares	$378,259,460	$368,382,591	$167,406,854	$143,593,406
Shares outstanding:
Class Y-3	32,277,687	30,163,436	13,191,723	13,347,033
Net asset value per share:
Class Y-3	$11.72	$12.21	$12.69	$10.76
(a) Investments at cost	385,552,338	373,385,971	195,820,082	171,572,687
(b) Represents receivable on collateral for closed futures contracts.

See accompanying notes to the financial statements.

MGI Funds

Statements of Assets and Liabilities — (Continued)
September 30, 2007 (Unaudited)

	MGI Non-US Core Equity Fund	MGI Core Opportunistic Fixed Income Fund	MGI US Short Maturity Fixed Income Fund
Assets
Investments, at value (Note 2)(a)	$623,396,261	$583,317,467	$73,170,069
Cash	11,197,885	137,890,090	1,088,898
Foreign currency, at value (Note 2)(b)	770,023	402,732	—
Receivable for investments sold	5,881,749	100,398,450	1,453,290
Receivable for Fund shares sold	37,903	2,715,204	—
Dividend and interest receivable	2,144,006	3,260,867	417,420
Receivable for open forward currency contracts (Note 2)	829,159	193,426	—
Cash collateral on deposit at broker(e)	1,460,000	—	—
Receivable for variation margin on futures contracts (Note 2)	—	18,965	—
Receivable for expenses reimbursed by Advisor	52,119	61,403	442
Securities lending income receivable	—	—	—
Prepaid expenses	1,629	—	228
Total assets	645,770,734	828,258,604	76,130,347
Liabilities
Payable for investments purchased	3,281,573	271,603,877	2,189,731
Payable for Fund shares repurchased	6,025,076	—	—
Payable to affiliate for (Note 3):
Advisor fee	356,154	140,282	12,741
Trustees and Chief Compliance Officer fees	9,737	7,409	1,302
Obligation to return securities lending collateral	23,307,501	12,639,840	11,433,209
Written options, at value(c)	—	145,003	—
TBA Sale Commitments(d)	—	7,518,703	—
Payable for open forward currency contracts (Note 2)	1,275,458	37,255	—
Payable for variation margin on open futures contracts (Note 2)	286,503	—	—
Accrued expenses	203,107	102,760	31,687
Total liabilities	34,745,109	292,195,129	13,668,670
Net assets	$611,025,625	$536,063,475	$62,461,677
Net assets consist of:
Paid-in capital	493,922,292	524,020,467	60,677,947
Accumulated undistributed net investment income (loss)	8,318,396	16,073,398	1,774,124
Accumulated net realized gain (loss)	24,278,727	(2,679,824)	(290,046)
Net unrealized appreciation (depreciation)	84,506,210	(1,350,566)	299,652
Total net assets	$611,025,625	$536,063,475	$62,461,677
Net assets attributable to:
Class Y-3 shares	$611,025,625	$536,063,475	$62,461,677
Shares outstanding:
Class Y-3	39,553,468	51,780,946	6,048,646
Net asset value per share:
Class Y-3	$15.45	$10.35	$10.33
(a) Investments at cost	538,933,944	585,100,765	72,870,417
(b) Foreign currency at cost	525,747	475,013	—
(c) Premiums on written options	—	164,288	—
(d) Proceeds for TBA Sale Commitments	—	7,532,251	—
(e) Represents collateral for open futures contracts.

See accompanying notes to the financial statements.

MGI Funds

Statements of Operations
For the Period Ended September 30, 2007 (Unaudited)

	MGI US Large Cap Growth Equity Fund	MGI US Large Cap Value Equity Fund	MGI US Small/Mid Cap Growth Equity Fund	MGI US Small/Mid Cap Value Equity Fund
Investment Income:
Interest	$67,253	$113,373	$60,168	$54,892
Dividends	1,183,434	3,544,417	210,425	1,072,391
Securities lending income	22,236	13,504	74,290	75,609
Withholding taxes	(1,899)	(28,433)	(504)	(2,608)
Total income	1,271,024	3,642,861	344,379	1,200,284
Expenses:
Advisory fee (Note 3)	916,837	879,872	655,568	564,915
Transfer agent fees	17,757	17,695	7,960	6,691
Custodian and fund accounting fees	166,111	172,810	71,250	61,489
Audit fees	18,616	18,637	17,511	18,852
Legal fees	32,782	31,523	12,652	11,198
Trustees fees	8,425	8,831	3,849	4,130
Registration fees	4,165	3,938	1,891	1,537
Blue Sky fees	9,500	9,500	9,500	9,500
Miscellaneous	19,703	20,086	8,230	7,475
Total expenses	1,193,896	1,162,892	788,411	685,787
Reimbursement of expenses (Note 3)	(243,720)	(249,818)	(118,274)	(108,318)
Net expenses	950,176	913,074	670,137	577,469
Net investment income (loss)	320,848	2,729,787	(325,758)	622,815
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,120,005	11,665,885	8,326,558	2,602,985
Closed futures contracts	—	—	—	(2,855)
Net realized gain (loss)	10,120,005	11,665,885	8,326,558	2,600,130
Change in net unrealized appreciation (depreciation) on:
Investments	25,856,774	(1,883,103)	4,189,480	(9,216,871)
Net realized and unrealized gain (loss)	35,976,779	9,782,782	12,516,038	(6,616,741)
Net increase (decrease) in net assets resulting from operations	$36,297,627	$12,512,569	$12,190,280	$(5,993,926)

See accompanying notes to the financial statements.

MGI Funds

Statements of Operations — (Continued)
For the Period Ended September 30, 2007 (Unaudited)

	MGI Non-US Core Equity Fund	MGI Core Opportunistic Fixed Income Fund	MGI US Short Maturity Fixed Income Fund
Investment Income:
Interest	$288,215	$11,274,578	$1,577,425
Dividends	11,012,985	658	—
Securities lending income	244,931	23,579	13,795
Withholding taxes	(992,217)	—	—
Total income	10,553,914	11,298,815	1,591,220
Expenses:
Advisory fee (Note 3)	1,992,344	723,993	75,715
Initial offering fees	19,989	—	—
Transfer agent fees	28,294	20,985	3,228
Custodian and fund accounting fees	410,551	183,873	36,040
Audit fees	17,868	23,153	20,455
Legal fees	45,872	41,060	6,416
Trustees fees	13,332	10,935	1,733
Registration fees	—	751	1,738
Blue Sky fees	9,500	9,500	9,500
Miscellaneous	23,148	24,945	2,365
Total expenses	2,560,898	1,039,195	157,190
Reimbursement of expenses (Note 3)	(382,275)	(273,829)	(60,275)
Net expenses	2,178,623	765,366	96,915
Net investment income (loss)	8,375,291	10,533,449	1,494,305
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	20,986,134	(150,153)	(131,247)
Closed futures contracts	326,877	(1,675,915)	—
Written option contracts	—	128,042	—
Foreign currency, forward contracts and foreign currency related transactions	(899,306)	(133,615)	—
Net realized gain (loss)	20,413,705	(1,831,641)	(131,247)
Change in net unrealized appreciation (depreciation) on:
Investments	34,181,164	(2,180,389)	301,944
Open futures contracts	159,887	530,319	—
Written option contracts	—	8,140	—
Foreign currency, forward contracts and foreign currency related transactions	(268,745)	77,794	—
Net unrealized gain (loss)	34,072,306	(1,564,136)	301,944
Net realized and unrealized gain (loss)	54,486,011	(3,395,777)	170,697
Net increase (decrease) in net assets resulting from operations	$62,861,302	$7,137,672	$1,665,002

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap Growth Equity Fund		MGI US Large Cap Value Equity Fund
	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$320,848	$933,520	$2,729,787	$4,033,410
Net realized gain (loss)	10,120,005	(6,638,471)	11,665,885	11,823,171
Change in net unrealized appreciation (depreciation)	25,856,774	9,705,807	(1,883,103)	9,550,353
Net increase (decrease) in net assets from operations	36,297,627	4,000,856	12,512,569	25,406,934
Distributions to shareholders from:
Net investment income
Class Y-3	—	(619,051)	—	(3,516,305)
Total distributions from net investment income	—	(619,051)	—	(3,516,305)
Net realized gains
Class Y-3	—	(3,977,240)	—	(4,743,710)
Total distributions from net realized gains	—	(3,977,240)	—	(4,743,710)
Net share transactions (Note 5):
Class Y-3	33,082,419	118,483,467	41,832,024	100,091,922
Increase (decrease) in net assets resulting from net share transactions	33,082,419	118,483,467	41,832,024	100,091,922
Total increase in net assets resulting from net share transactions	33,082,419	118,483,467	41,832,024	100,091,922
Total increase in net assets	69,380,046	117,888,032	54,344,593	117,238,841
Net assets:
Beginning of period	308,879,414	190,991,382	314,037,998	196,799,157
End of period	$378,259,460	$308,879,414	$368,382,591	$314,037,998
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$771,739	$450,891	$4,045,945	$1,316,158

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI US Small/Mid Cap Growth Equity Fund		MGI US Small/Mid Cap Value Equity Fund
	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(325,758)	$(426,287)	$622,815	$844,638
Net realized gain (loss)	8,326,558	5,278,854	2,600,130	6,863,035
Change in net unrealized appreciation (depreciation)	4,189,480	(1,195,264)	(9,216,871)	230,962
Net increase (decrease) in net assets from operations	12,190,280	3,657,303	(5,993,926)	7,938,635
Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(583,954)
Total distributions from net investment income	—	—	—	(583,954)
Net realized gains
Class Y-3	—	(6,464,285)	—	(4,705,779)
Total distributions from net realized gains	—	(6,464,285)	—	(4,705,779)
Net share transactions (Note 5):
Class Y-3	23,038,534	47,645,070	31,421,538	32,738,133
Increase (decrease) in net assets resulting from net share transactions	23,038,534	47,645,070	31,421,538	32,738,133
Total increase in net assets resulting from net share transactions	23,038,534	47,645,070	31,421,538	32,738,133
Total increase in net assets	35,228,814	44,838,088	25,427,612	35,387,035
Net assets:
Beginning of period	132,178,040	87,339,952	118,165,794	82,778,759
End of period	$167,406,854	$132,178,040	$143,593,406	$118,165,794
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(317,018)	$8,740	$852,438	$229,623

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI Non-US Core Equity Fund		MGI Core Opportunistic Fixed Income Fund
	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007*	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,375,291	$1,978,376	$10,533,449	$15,670,195
Net realized gain (loss)	20,413,705	2,489,043	(1,831,641)	630,693
Change in net unrealized appreciation (depreciation)	34,072,306	50,433,904	(1,564,136)	3,007,436
Net increase (decrease) in net assets from operations	62,861,302	54,901,323	7,137,672	19,308,324
Distributions to shareholders from:
Net investment income
Class Y-3	—	(731,228)	—	(12,732,897)
Total distributions from net investment income	—	(731,228)	—	(12,732,897)
Net share transactions (Note 5):
Class Y-3	72,813,137	421,181,091	63,012,890	249,747,719
Increase (decrease) in net assets resulting from net share transactions	72,813,137	421,181,091	63,012,890	249,747,719
Total increase in net assets resulting from net share transactions	72,813,137	421,181,091	63,012,890	249,747,719
Total increase in net assets	135,674,439	475,351,186	70,150,562	256,323,146
Net assets:
Beginning of period	475,351,186	—	465,912,913	209,589,767
End of period	$611,025,625	$475,351,186	$536,063,475	$465,912,913
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,318,396	$(56,895)	$16,073,398	$5,539,949

*  Funds commenced operations on August 15, 2006.

See accompanying notes to the financial statements.

MGI Funds

Statements of Changes in Net Assets — (Continued)

	MGI US Short Maturity Fixed Income Fund
	Period Ending September 30, 2007 (Unaudited)	Year Ended March 31, 2007
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,494,305	$890,768
Net realized gain (loss)	(131,247)	(41,555)
Change in net unrealized appreciation (depreciation)	301,944	119,618
Net increase (decrease) in net assets from operations	1,665,002	968,831
Distributions to shareholders from:
Net investment income
Class Y-3	—	(806,579)
Total distributions from net investment income	—	(806,579)
Net share transactions (Note 5):
Class Y-3	2,287,726	41,582,370
Increase (decrease) in net assets resulting from net share transactions	2,287,726	41,582,370
Total increase in net assets resulting from net share transactions	2,287,726	41,582,370
Total increase in net assets	3,952,728	41,744,622
Net assets:
Beginning of period	58,508,949	16,764,327
End of period	$62,461,677	$58,508,949
Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,774,124	$279,819

See accompanying notes to the financial statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.54		$10.58	$10.00
Net investment income†	0.01		0.04	0.02
Net realized and unrealized gain on investments	1.17		0.09	0.62
Total income from investment operations	1.18		0.13	0.64
Less dividends and distributions:
From net investment income	—		(0.02)	(0.01)
From net realized gain on investments	—		(0.15)	(0.05)
Total dividends and distributions	—		(0.17)	(0.06)
Net asset value at end of period	$11.72		$10.54	$10.58
Total investment return(b)	11.20	%**	1.28%	6.35	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.19	%*	0.40%	0.34	%*
Net expenses to average daily net assets	0.57	%*	0.57%	0.55	%*
Total expenses (before reimbursement) to average daily net assets	0.71	%*	0.75%	0.90	%*
Portfolio turnover rate	60	%**	77%	63	%**
Net assets at end of period (in 000's)	$378,259		$308,879	$190,991

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI US Large Cap Value Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$11.77		$10.82	$10.00
Net investment income†	0.10		0.19	0.11
Net realized and unrealized gain on investments	0.34		1.10	0.79
Total income from investment operations	0.44		1.29	0.90
Less dividends and distributions:
From net investment income	—		(0.14)	(0.03)
From net realized gain on investments	—		(0.20)	(0.05)
Total dividends and distributions	—		(0.34)	(0.08)
Net asset value at end of period	$12.21		$11.77	$10.82
Total investment return(b)	3.74	%**	11.98%	9.03	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	1.64	%*	1.67%	1.66	%*
Net expenses to average daily net assets	0.55	%*	0.55%	0.53	%*
Total expenses (before reimbursement) to average daily net assets	0.70	%*	0.72%	0.88	%*
Portfolio turnover rate	59	%**	67%	22	%**
Net assets at end of period (in 000's)	$368,383		$314,038	$196,799

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$11.66		$11.99	$10.00
Net investment loss†	(0.03)		(0.05)	(0.03)
Net realized and unrealized gain on investments	1.06		0.37	2.15
Total income from investment operations	1.03		0.32	2.12
Less dividends and distributions:
From net realized gain on investments	—		(0.65)	(0.13)
Net asset value at end of period	$12.69		$11.66	$11.99
Total investment return(b)	8.83	%**	2.75%	21.32	%**
Ratios/Supplemental Data:
Net investment loss to average daily net assets	(0.45	)%*	(0.43)%	(0.41	)%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.08	%*	1.15%	1.44	%*
Portfolio turnover rate	51	%**	77%	72	%**
Net assets at end of period (in 000's)	$167,407		$132,178	$87,340

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$11.32		$11.03	$10.00
Net investment income†	0.06		0.10	0.02
Net realized and unrealized gain (loss) on investments	(0.62)		0.75	1.05
Total income (loss) from investment operations	(0.56)		0.85	1.07
Less dividends and distributions:
From net investment income	—		(0.06)	(0.01)
From net realized gain on investments	—		(0.50)	(0.03)
Total dividends and distributions	—		(0.56)	(0.04)
Net asset value at end of period	$10.76		$11.32	$11.03
Total investment return(b)	(4.95	)%**	7.90%	10.79	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	0.99	%*	0.93%	0.25	%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.90	%*
Total expenses (before reimbursement) to average daily net assets	1.09	%*	1.17%	1.33	%*
Portfolio turnover rate	36	%**	139%	23	%**
Net assets at end of period (in 000's)	$143,593		$118,166	$82,779

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI Non-US Core Equity Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Period ended 03/31/07(a)
Net asset value at beginning of period	$13.76		$12.17
Net investment income†	0.23		0.06
Net realized and unrealized gain on investments	1.46		1.55
Total income from investment operations	1.69		1.61
Less dividends and distributions:
From net investment income	—		(0.02)
Net asset value at end of period	$15.45		$13.76
Total investment return(b)	12.28	%**	13.24	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	3.14	%*	0.75	%*
Net expenses to average daily net assets	0.82	%*	0.82	%*
Total expenses (before reimbursement) to average daily net assets	0.96	%*	1.06	%*
Portfolio turnover rate	29	%**	36	%**
Net assets at end of period (in 000's)	$611,026		$475,351

(a)  Class commenced operations on August 18, 2006.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.21		$9.89	$10.00
Net investment income†	0.26		0.48	0.27
Net realized and unrealized gain (loss) on investments	(0.12)		0.14	(0.27)
Total income from investment operations	0.14		0.62	0.00
Less dividends and distributions:
From net investment income	—		(0.30)	(0.11)
Net asset value at end of period	$10.35		$10.21	$9.89
Total investment return(b)	1.47	%**	6.30%	(0.02	)%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	5.08	%*	4.74%	4.31	%*
Net expenses to average daily net assets	0.37	%*	0.37%	0.35	%*
Total expenses (before reimbursement) to average daily net assets	0.50	%*	0.55%	0.76	%*
Portfolio turnover rate	124	%**	244%	282	%**
Net assets at end of period (in 000's)	$536,063		$465,913	$209,590

(a)  Class commenced operations on August 15, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI US Short Maturity Fixed Income Fund

Financial Highlights — (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period ended 9/30/07 (Unaudited)		Year ended 03/31/07	Period ended 03/31/06(a)
Net asset value at beginning of period	$10.05		$9.98	$10.00
Net investment income†	0.25		0.48	0.24
Net realized and unrealized gain (loss) on investments	0.03		0.06	(0.11)
Total income from investment operations	0.28		0.54	0.13
Less dividends and distributions:
From net investment income	—		(0.47)	(0.15)
Net asset value at end of period	$10.33		$10.05	$9.98
Total investment return(b)	2.69	%**	5.51%	1.34	%**
Ratios/Supplemental Data:
Net investment income to average daily net assets	4.87	%*	4.76%	4.00	%*
Net expenses to average daily net assets	0.32	%*	0.32%	0.30	%*
Total expenses (before reimbursement) to average daily net assets	0.52	%*	1.00%	1.31	%*
Portfolio turnover rate	87	%**	186%	121	%**
Net assets at end of period (in 000's)	$62,462		$58,509	$16,764

(a)  Class commenced operations on August 22, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the periods shown.

†  Computed using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

The accompanying notes are an integral part of the financial statements.

MGI Funds

Notes to Financial Statements
September 30, 2007 (Unaudited)

1.  Organization

MGI Funds (the "Trust") consists of seven series as follows: MGI US Large Cap Growth Equity Fund ("Large Cap Growth"), MGI US Large Cap Value Equity Fund ("Large Cap Value"), MGI US Small/Mid Cap Growth Equity Fund ("Small/Mid Cap Growth"), MGI US Small/Mid Cap Value Equity Fund ("Small/Mid Cap Value"), MGI Non-US Core Equity Fund ("Non-US Core Equity"), MGI Core Opportunistic Fixed Income Fund ("Core Opportunistic"), and MGI US Short Maturity Fixed Income Fund ("Short Maturity"), collectively referred to as "the Funds". The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds are managed by Mercer Global Investments, Inc. (the "Advisor") and are classified as "non-diversified" for the purposes of the 1940 Act which means that each Fund is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Capital appreciation and income
Large Cap Value	Capital appreciation and income
Small/Mid Cap Growth	Capital appreciation
Small/Mid Cap Value	Capital appreciation
Non-US Core Equity	Capital appreciation and income
Core Opportunistic	Current income and capital appreciation
Short Maturity	Safety of principal, moderate level of income

Each Fund offers interest in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference in the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2007, only Class Y-3 had commenced operations in each of the Funds.

2.  Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, herein after referred to as Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Portfolio securities listed on an exchange normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last reported bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or a Subadvisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("NASDAQ") normally are valued at the NASDAQ Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available to valuation (other than short-term investments that mature in 60 days or less, which are valued as described below).

Where market quotations are readily available, portfolio securities are valued based on market quotations, provided those quotations adequately reflect, in the judgment of the Advisor or a Subadvisor, the fair value of the security. Where those market quotations are not readily available, securities valued based on appraisals received from a pricing service using a computerized matrix system or based on appraisals derived from information concerning the

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board"). It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures. There can be no assurance that a Fund could obtain the fair value assigned to the security if the Fund were able to sell the security at approximately the time at which the Fund determines its net asset value ("NAV") per share.

(b) Securities transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund's assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund's ability to achieve its investment objective.

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund's portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

The Funds participate in a securities lending program under which the Funds' custodian, Investors Bank & Trust Company (the "Custodian"), is authorized to lend Fund portfolio securities to qualified institutional investors that

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

post appropriate collateral. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. The Custodian receives a portion of the interest earned on any reinvested collateral. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2007 were as follows:

	Market Value of Loaned Securities	Value of Collateral
Large Cap Growth	$47,011,055	$48,310,816
Large Cap Value	30,078,898	31,144,363
Small/Mid Cap Growth	42,789,901	44,451,234
Small/Mid Cap Value	27,997,997	29,171,885
Non-US Core	22,742,401	23,307,501
Core Opportunistic	12,376,260	12,639,840
Short Maturity	11,192,935	11,433,209

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where it purchases securities from a bank or broker-dealer and simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Funds' Schedule of Investments for all open Repurchase Agreements as of September 30, 2007.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund will direct the Custodian to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets of the Fund in an amount equal to the repurchase price. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions, a Fund will cause the Custodian to earmark on the Custodian's books cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and as such, are subject to the same investment limitations. At September 30, 2007, the Funds did not have any open reverse repurchase agreements.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

(g) Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default and index swaps and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If an Advisor or a Subadvisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would be less favorable than it would have been if this investment technique were never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service Rules, any lump sum payment received or due under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

The equity swaps in which a Fund may invest involve agreements with a counterparty. The return to a Fund on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Fund will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps. At September 30, 2007, the Funds had no open swap contracts.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Fund of the securities or foreign currency called for by the contract at a specified price during a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

Upon entering into a futures contract, a Fund must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked to market daily and the change in value is recorded by the fund as a variation margin payable or receivable. The fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of September 30, 2007.

(i) Options

A purchased option gives the buyer the right to buy (call) or sell (put) an underlying investment at a fixed strike price during a specified period of time. A Fund may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions. A Fund also may purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

A Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will only invest in such options to the extent consistent with its 15% limitation on investments in illiquid securities.

Purchasing Call Options — A Fund may purchase call options on securities. When a Fund purchases a call option, in return for a premium paid by the Fund, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. Upon closing the option the Fund will realize a gain if the price received on the transaction is more than the premium paid to purchase the original call option or a loss if the price received on the transaction is less than the premium paid to purchase the original call option.

There is no assurance that a liquid secondary market will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. Further, unless the price of the underlying security

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund resulting in a capital loss.

Covered Call Writing — A Fund may write covered call options from time to time on such portions of its portfolio, without limit, as a subadvisor determines is appropriate in seeking to achieve the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

Closing purchase transactions will ordinarily be effected to realize a gain on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss also may be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

A Fund will write call options only on a covered basis. A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in Segregated Assets in a segregated account with the Custodian.

Purchasing Put Options — A Fund also may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Funds intend to purchase put options, at the discretion of the Advisor or Subadvisor, in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gains in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

Writing Put Options — A Fund also may write put options on a secured basis, which means that a Fund will maintain in a segregated account with the Custodian segregated assets in an amount not less than the exercise price of the option at all times during the option period. The amount of segregated assets held in the segregated account will be

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

adjusted on a daily basis to reflect changes in the market prices of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where a subadvisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, a Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

See the Core Opportunistic Schedule of Investments for a listing of open options contracts as of September 30, 2007.

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2007	218	$80,054
Options written	396	215,601
Options expired	(361)	(131,367)
Options outstanding at September 30, 2007	253	$164,288

(j) Foreign currency translation

The books and records of each Portfolio are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the fund as an unrealized gain or loss. When the contract is closed, the fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Fund's custodian or sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

See the Core Opportunistic and the Non-US Core Equity Schedule of Investments for a listing of open forward foreign currency contracts as of September 30, 2007.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a gain or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. As of September 30, 2007 none of the Funds held securities sold short.

(m) When-issued/TBA securities

Purchasing securities "when-issued" is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments and when-issued securities held as of September 30, 2007.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund's investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of its own operation.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts ("REITs") which pool investors' funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder's proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the 1940 Act.

(p) Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for open indexed securities held by the Core Opportunistic Fund as of September 30, 2007.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under the Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds' policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at net asset value, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund based on the relative net assets of each class.

(s) Redemption fees

While none of the Funds' classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days are assessed a 2.00% short term trading fee.

(t) Indemnities

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

3.  Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund's investments at an annual rate of:

	Assets up to $750 million	Assets in excess of $750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S, Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or "12b-1 plan" to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds. The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund's Class S and Class Y-1 shares.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the period ended September 30, 2007, the fees were reimbursed to the extent that each Fund's class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the period ended September 30, 2007, were as follows:

	Long-Term U.S. Government Securities	Other Long-Term Securities
Purchases
Large Cap Growth	$—	$229,808,046
Large Cap Value	—	234,011,581
Small/Mid Cap Growth	—	92,643,831
Small/Mid Cap Value	—	74,467,159
Non-US Core	—	231,060,068
Core Opportunistic	289,976,369	177,529,215
Short Maturity	44,349,667	28,405,122
Sales
Large Cap Growth	—	196,762,199
Large Cap Value	—	191,914,977
Small/Mid Cap Growth	—	73,269,598
Small/Mid Cap Value	—	44,930,878
Non-US Core	—	152,104,882
Core Opportunistic	298,932,259	145,813,973
Short Maturity	30,235,133	15,823,022

5.   Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	5,029,892	$56,023,087	11,537,800	$121,537,782
Shares issued to shareholders in reinvestment of distributions	—	—	436,910	4,596,291
Shares repurchased	(2,047,530)	(22,940,668)	(732,916)	(7,650,606)
Net increase (decrease)	2,982,362	$33,082,419	11,241,794	$118,483,467

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Large Cap Value

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	5,354,687	$65,195,953	9,593,322	$112,387,618
Shares issued to shareholders in reinvestment of distributions	—	—	705,659	8,259,748
Shares repurchased	(1,882,771)	(23,363,929)	(1,800,868)	(20,555,444)
Net increase (decrease)	3,471,916	$41,832,024	8,498,113	$100,091,922

Small/Mid Cap Growth

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	2,945,522	$36,824,589	3,941,271	$46,507,033
Shares issued to shareholders in reinvestment of distributions	—	—	565,060	6,464,285
Shares repurchased	(1,093,861)	(13,786,055)	(450,514)	(5,323,248)
Net increase (decrease)	1,851,661	$23,038,534	4,055,817	$47,648,070

Small/MidCap Value

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	3,745,009	$41,290,365	3,471,761	$38,812,673
Shares issued to shareholders in reinvestment of distributions	—	—	482,951	5,289,733
Shares repurchased	(832,564)	(9,868,827)	(1,026,204)	(11,364,273)
Net increase (decrease)	2,912,445	$31,421,538	2,928,508	$32,738,133

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Non-US Core Equity

	Period Ending September 30, 2007 (Unaudited)		Period from August 18, 2006 (commencement of operations) March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	7,555,354	$110,552,333	11,003,132	$137,098,816
Shares issued through in-kind contributions	—	—	25,716,099	312,964,928
Shares issued to shareholders in reinvestment of distributions	—	—	55,347	731,228
Shares repurchased	(2,541,984)	(37,739,196)	(2,234,480)	(29,613,881)
Net increase (decrease)	5,013,370	$72,813,137	34,540,098	$421,181,091

Core Opportunistic

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	22,511,529	$230,527,391	28,078,997	$286,075,522
Shares issued to shareholders in reinvestment of distributions	—	—	1,257,721	12,732,897
Shares repurchased	(16,362,416)	(167,514,501)	(4,897,016)	(49,060,700)
Net increase (decrease)	6,149,113	$63,012,890	24,439,702	$249,747,719

Short Maturity

	Period Ending September 30, 2007 (Unaudited)		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
	Class Y-3:
Shares sold	296,843	$3,004,999	4,064,359	$40,816,422
Shares issued to shareholders in reinvestment of distributions	—	—	81,172	806,579
Shares repurchased	(70,115)	(717,273)	(4,051)	(40,631)
Net increase (decrease)	226,728	$2,287,726	4,141,480	$41,582,370

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

6.  Federal Income Taxes

As of September 30, 2007, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$387,217,069	$45,273,715	$(8,872,934)	$36,400,781
Large Cap Value	374,628,292	26,726,128	(9,215,814)	17,510,314
Small/Mid Cap Growth	196,888,382	17,730,903	(6,942,664)	10,788,239
Small/Mid Cap Value	172,007,026	11,820,277	(14,121,072)	(2,300,795)
Non-US Core	539,481,618	96,386,891	(12,472,248)	83,914,643
Core Opportunistic	585,182,356	2,550,017	(4,414,906)	(1,864,889)
Short Maturity	72,894,832	430,872	(155,635)	275,374

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, real estate investment trust and other basis adjustments.

7.   Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities — including an amendment of FASB Statement No. 115." SFAS No. 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. SFAS No. 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 159 will have on the Fund's financial statements.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

8.  Proxy Voting (Unaudited)

A description of the policies and procedures that each Fund's investment advisor and sub-advisors use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

9.  Quarterly Reporting (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at http://www.sec.gov. When filed, the Funds' Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

10.  Board Approvals of Investment Management Agreement and Subadvisory Agreements during the period April 1, 2007 through September 30, 2007 (Unaudited)

May 14-15, 2007 Board Meeting

MGI US Large Cap Growth Equity Fund — Approval of New Subadvisory Agreement

At a meeting of the board of MGI FundsTM (the "Trust") on May 14-15, 2007 (the "Meeting"), the members of the board (the "Board"), including the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined in the Investment Company Act of 1940, a amended (the "1940 Act"), considered and approved the proposed subadvisory agreement between Mercer Global Investments Inc. (the "Advisor") and Winslow Capital Management, Inc. ("Winslow Capital" or the "Proposed Subadvisor") with respect to the MGI US Large Cap Growth Equity Fund (the "Large Cap Growth Fund").

In considering the approval of the proposed subadvisory agreement (the "Agreement"), the Board was able to draw on its knowledge of the Trust, its other portfolios and the Advisor. The Independent Trustees considered the information and materials from the Advisor, the Proposed Subadvisor, and counsel regarding: (i) the Proposed Subadvisory Agreement between the Advisor and Winslow Capital; (ii) the process by which the Advisor reviewed, selected, and recommended Winslow Capital for the Board's approval, and the Advisor's rationale for recommending that the Large Cap Growth Fund utilize a third subadvisor; (iii) the nature, extent, and quality of the services that Winslow Capital proposed to provide to the Large Cap Growth Fund; (iv) Winslow Capital's investment management business, portfolio management personnel, operations, prior investment experience, and reputation; (v) the qualifications and experience of the investment team at Winslow Capital that will be responsible for the day-to-day management of the Proposed Subadvisor's allocated portion of the Large Cap Growth Fund's investment portfolio; (vi) Winslow Capital's staffing levels and overall resources; (vii) Winslow Capital's brokerage and trading policies and practices; (viii) the level of subadvisory fees to be charged by Winslow Capital for its services, and a comparison of those fees to the fees charged by Winslow Capital to comparable accounts that Winslow Capital managed, including registered and unregistered investment companies and other pooled investment vehicles; (ix) Winslow Capital's compliance program; (x) Winslow Capital's historical performance returns managing an investment mandate similar to the Large Cap Growth Fund, and a comparison of that performance to a relevant index; and (xi) Winslow Capital's financial condition. Further, the Independent Trustees reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act, including the April 17, 2007 memorandum prepared by Stroock, "Board Members Duties and Responsibilities in Connection with the Approval of

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Advisory, Administration, and Distribution Arrangements" (the "Stroock Memorandum"). In their consideration of the approval of the Agreement,, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services to be provided by Winslow Capital. The Independent Trustees reviewed the nature, extent, and quality of the services to be provided by Winslow Capital to the Large Cap Growth Fund. The Independent Trustees discussed the specific investment management process that Winslow Capital will employ to manage its allocated portion of the Large Cap Growth Fund, the qualifications of Winslow Capital's investment management team in implementing investment mandates similar to that of the Large Cap Growth Fund, and Winslow Capital's overall performance record as compared to a relevant benchmark. The Independent Trustees considered Winslow Capital's infrastructure and whether it appeared to support the Proposed Subadvisor's investment strategy adequately. The Independent Trustees also discussed the Advisor's review, selection, and due diligence process with respect to Winslow Capital, and the Advisor's assessment as to the nature, extent, and quality of the subadvisory services expected to be provided to the Large Cap Growth Fund by Winslow Capital. The Independent Trustees determined that the Large Cap Growth Fund and its shareholders would benefit from the experience of Winslow Capital's portfolio managers and the qualifications of its investment team. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services anticipated to be provided by Winslow Capital, as well as Winslow Capital's ability to render such services based on the Proposed Subadvisor's experience, operations, and resources, were appropriate for the Large Cap Growth Fund, in light of its investment objective.

(b) Comparison of the services to be rendered and fees to be paid to Winslow Capital under other advisory and subadvisory contracts, such as those with other clients; economies of scale. The Independent Trustees discussed the services that would be rendered by Winslow Capital and evaluated the compensation to be paid to the Proposed Subadvisor by the Advisor for those services. The Independent Trustees noted that the services that Winslow Capital would furnish to the Large Cap Growth Fund appeared to be comparable to the services that Winslow Capital currently provided to its other advisory and subadvisory clients. The Independent Trustees also considered the fees that will be paid to Winslow Capital by the Advisor in light of the fees that were charged by Winslow Capital to its other advisory and subadvisory clients, as disclosed in Part II of the Proposed Subadvisor's Form ADV, and concluded that the proposed subadvisory fee appeared to compare favorably to the fees charged by the Proposed Subadvisor to its other, similar clients. The Independent Trustees also noted that the Proposed Subadvisor's fee schedule included breakpoints, which indicated that the proposed subadvisory fee schedule was intended to capture certain anticipated economies of scale for the benefit of the Large Cap Growth Fund's shareholders in connection with the services provided. In addition, the Independent Trustees considered the Advisor's review, selection, and due diligence process in determining to recommend Winslow Capital as a subadvisor to the Large Cap Growth Fund, and the Advisor's reasons for concluding that the subadvisory fees to be paid to Winslow Capital for its services to the Large Cap Growth Fund were reasonable. The Independent Trustees emphasized in their discussions that Winslow Capital's subadvisory fees would be paid by the Advisor, and were not additional fees to be borne by the Large Cap Growth Fund or its shareholders.

The Independent Trustees also considered the potential "fall-out" or ancillary benefits that may accrue to the Proposed Subadvisor from its relationship with the Large Cap Growth Fund. It was observed that Winslow Capital may direct the Large Cap Growth Fund's brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that each subadvisor, including the Proposed Subadvisor, was required to select brokers who met the applicable Fund's requirements for seeking best execution, and that the Advisor closely monitored and evaluated the subadvisors' trade execution with respect to Fund brokerage transactions on a regular basis, and provided the Board with a quarterly report on these transactions. Since the fees to be paid to Winslow Capital were the result of arms-length bargaining between unaffiliated parties, and given the Advisor's economic incentive to negotiate a reasonable fee, Winslow Capital's potential profitability was not considered relevant to the Independent Trustees' deliberations. On the basis of these considerations, the Independent Trustees concluded that, in light of the nature, extent, and quality of the services expected to be provided by the

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Proposed Subadvisor, and the proposed fees to be paid to Winslow Capital for managing its allocated portion of the Large Cap Growth Fund, the potential benefits accruing to Winslow Capital as a result of serving as a subadvisor to the Large Cap Growth Fund were reasonable.

(c) Investment performance of the Large Cap Growth Fund and Winslow Capital. Because Winslow Capital previously had not managed an allocated portion of the Large Cap Growth Fund's investment portfolio, the Independent Trustees could not consider Winslow Capital's investment performance in managing the Large Cap Growth Fund as a factor in evaluating the Proposed Subadvisory Agreement. However, the Independent Trustees reviewed Winslow Capital's historical investment performance record in managing other accounts and investment companies that were comparable to the Large Cap Growth Fund. The Independent Trustees also compared this historical investment performance to a relevant benchmark, and concluded that the historical performance record for Winslow Capital, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Subadvisory Agreement.

(d) Other Considerations. The Independent Trustees considered the Advisor's recommendation that the addition of Winslow Capital as a third subadvisor would complement the Large Cap Growth Fund's two present subadvisors and would add value by enhancing the benefits of the Trust's multi-manager approach. In this regard, the Independent Trustees considered the performance of the Large Cap Growth Fund's two current subadvisors, and the Advisor's explanation of how the Proposed Subadvisor was intended to complement the performance of Sands Capital Management, LLC ("Sands") and Enhanced Investment Technologies, LLC ("INTECH"). The Independent Trustees also discussed that the addition of the Proposed Subadvisor, and the accompanying reallocation of the Large Cap Growth Fund's assets among Sands, INTECH, and Winslow Capital, should serve to increase portfolio diversification, help to reduce volatility, and improve the risk profile for the Large Cap Growth Fund, while increasing the potential for positive returns, thereby benefiting shareholders of the Large Cap Growth Fund. The Independent Trustees also considered that the Advisor could accomplish efficiently and economically the transition to add Winslow Capital and to reallocate the Large Cap Growth Fund's assets from Sands and INTECH to the Proposed Subadvisor.

Conclusion. No single factor was determinative to the Independent Trustees' decisions. Based on these factors, along with the determination of the Advisor at the conclusion of its review, selection, and due diligence process to recommend Winslow Capital, and such other matters as were deemed relevant, the Independent Trustees concluded that the proposed fee rate for Winslow Capital was reasonable in relation to the services to be provided. As a result, the Independent Trustees unanimously approved the Proposed Subadvisory Agreement and recommended to the Board the approval of the Agreement as being in the best interests of the Large Cap Growth Fund and its shareholders.

MGI US Large Cap Growth Equity Fund

MGI US Large Cap Value Equity Fund

MGI US Small/Mid Cap Growth Equity Fund

MGI US Small/Mid Cap Value Equity Fund

MGI Non-US Core Equity Fund

MGI Core Opportunistic Fixed Income Fund

MGI US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the "Investment Management Agreement") with respect to each of the following funds under the Trust: (i) Large Cap Growth, MGI US Large Cap Value Equity Fund ("Large Cap Value"), MGI US Small/Mid Cap Growth Equity Fund ("Small/Mid Cap Growth"), MGI US

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Small/Mid Cap Value Equity Fund ("Small/Mid Cap Value"), MGI Non-US Core Equity Fund ("Non-US Core Equity"), MGI Core Opportunistic Fixed Income Fund ("Core Opportunistic"), and MGI US Short Maturity Fixed Income Fund ("Short Maturity"), collectively referred to as "the Funds". In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor's management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board (the "Lipper Report") and prepared by Lipper Inc., an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over both a one-year period and since inception time frame) and the fees and expenses of each Fund, as compared to a comparable group of funds (each a "peer group"); (iii) information regarding the Advisor's business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund's operating expenses compared to the Fund's peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund's performance compared to the Fund's peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor's profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds' expenses at specific levels, through March 31, 2008, and the losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the Meeting and throughout the course of the year at regularly scheduled Board meetings. In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Advisor. The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor's portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor's personnel performed their duties.

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds' subadvisors, consistent with the Trust's multi-manager structure, the Advisor also had extensive other responsibilities as the Funds' investment advisor, including: the provision of investment advice; the selection of the subadvisor(s) for each Fund, the fee negotiation process whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor's ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor's investment performance and processes; the oversight of each subadvisor's compliance with the applicable Fund's investment objective, policies, and limitations; review of portfolio security brokerage and trading practices; oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they related to the Funds.

The Independent Trustees discussed the Advisor's ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, or to implement a combination of these measures, as well as the Advisor's ability to promptly, efficiently and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor's experience, resources, and strengths in managing the MGI Collective Trust, another pooled investment vehicle.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

The Independent Trustees discussed the Trust's multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds' third-party service providers. The Independent Trustees considered the scope and substance of the Advisor's regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor's capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor's willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds.

Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor's ability to continue to provide these services based on the Advisor's experience, operations, and resources.

(b) The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor's relationship with the Funds. The Independent Trustees compared each Fund's contractual management fee and expense ratio to other investment companies considered to be in the Fund's respective peer group (as identified in the Lipper Report), and noted the Funds' rankings. The Independent Trustees observed that the Advisor previously had not managed registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor's fees for such activities.

The Independent Trustees discussed the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor in the past, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Independent Trustees also discussed the Advisor's ongoing costs in operating the Funds and the costs of compensating the subadvisors. The Independent Trustees noted the Advisor's continuing commitment to limit each Fund's expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds. The Independent Trustees recalled their discussions, both at the Meeting and at prior meetings, regarding the Advisor's subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the Advisor reiterating both its and Mercer's resolution to continue to waive the Advisor's fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing each Fund's fees with the fees of other funds in the Fund's respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund were fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor's relationship with each Fund. The Independent Trustees recognized that because of the Trust's multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds' portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust's internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-1, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed potential economies of scale. Given that the Funds had been in existence for two years, the Independent Trustees noted that the Funds were still in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for the Small Cap Funds, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level.

(d) The investment performance of the Funds and the Advisor. The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust's multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund's record of compliance with its investment restrictions.

While consideration was given to the Advisor's performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Report prepared specifically for the Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of each of the following Funds exceeded or was in line with the median performance of the Fund's peer group for the two periods reviewed: the Short Maturity Fund, the Core Fixed Income Fund, the Non-US Fund, and the Small Cap Growth Fund.

With regard to the performance of the Large Cap Growth Fund, the Independent Trustees noted the Advisor's prior explanations regarding the performance of the current Subadvisors and the steps taken by the Advisor to address the underperformance, as discussed at prior meetings.

In the case of the Large Cap Value Fund, the Independent Trustees noted that the Fund was in the median of its peer group for performance since inception, and that the Fund's performance for the one-year period placed it in the fourth quintile of its peer group. The Independent Trustees observed that the Advisor had taken steps to address the underperformance, as discussed at prior meetings.

In the case of the Small Cap Value Fund, the Independent Trustees noted that the Funds' performance fell into the fourth quintile for both time periods reported, when measured against the Fund's peer group. However, the Independent Trustees noted that the Advisor had taken steps to address the underperformance as discussed at prior meetings.

On this basis, the Independent Trustees concluded that the Advisor's performance in managing each Fund indicated that the Advisor's continued management will benefit the Fund and its shareholders.

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor's investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds' peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement's approval to the Board as being in the best interests of the Funds and their shareholders.

MGI US Large Cap Growth Equity Fund

MGI US Large Cap Value Equity Fund

MGI US Small/Mid Cap Growth Equity Fund

MGI US Small/Mid Cap Value Equity Fund

MGI Non-US Core Equity Fund

MGI Core Opportunistic Fixed Income Fund

MGI US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements ("Subadvisory Agreements") between the Advisor and the following subadvisors for the Funds that were engaged in 2005, the Trust's year of initial operations: Enhanced Investment Technologies, LLC; Sands Capital Management; Lord, Abbett & Co., LLC; Pzena Investment Management; Westfield Capital Management Company, LLC; Mazama Capital Management, Inc.; Wells Capital Management; Grantham, Mayo, Van Otterloo & Co., LLC; BlackRock Financial Management, Inc.; Western Asset Management Company; and Aberdeen Asset Management, Inc. (together, the "Subadvisors"). In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor's business and operations, financial condition, portfolio management team, and compliance program; (v) the qualifications and experience of the persons at the Subadvisor who were responsible for the day-to-day management of the Fund; (vi) the Subadvisor's staffing levels and overall resources; (vii) the Subadvisor's brokerage and trading policies and practices; (viii) the Subadvisor's performance in managing its allocated portion of the Fund's investment portfolio; and (ix) the Subadvisor's historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors. The Independent Trustees also evaluated answers and responses to applicable information requests contained in a letter from counsel dated March 21, 2007 (the "15(c) Information Request Letter"), which identified the information that the Independent Trustees requested the Advisor compile and provide to the Board prior to the Meeting, in order to assist the Independent Trustees in making informed determinations regarding the Funds' contract renewals. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel, including the Stroock Memorandum. In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

applicable Fund. The Independent Trustees considered the Advisor's active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced (or their original allocated portion of the Fund be reduced), and negotiating fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor's management and other personnel responsible for the portfolio management of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor's regulatory and legal compliance policies and procedures; and the Subadvisor's brokerage practices. The Independent Trustees considered each Subadvisor's infrastructure and whether it continued to support the Subadvisor's investment strategy adequately. The Independent Trustees also discussed the Advisor's review, selection, and due diligence process with respect to each Subadvisor, and the Advisor's favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund's Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor's ability to continue to provide these services based on its experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

(b) The costs of the services provided and the profits realized by the Subadvisor and its affiliates from the Subadvisor's relationship with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor's reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor's recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors' fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor's profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses to the queries in the 15(c) Information Request Letter, but since the fees paid by the Advisor to each Subadvisor were the result of arms-length bargaining between unaffiliated parties, and given the Advisor's economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor's profitability was not considered necessary. The Independent Trustees took into account the Advisor's ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor's assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its response to the queries in the 15(c) Information Request Letter, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds' requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors' trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these

MGI Funds

Notes to Financial Statements — (Continued)
September 30, 2007 (Unaudited)

matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor's fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the Subadvisory Agreement of Mazama Capital Management, Inc., included breakpoints that would reduce the Subadvisor's fees as assets in the Fund increased, which could allow economies of scale to be shared with Fund shareholders.

(e) The investment performance of the Funds and the Subadvisors. The Independent Trustees considered whether each Subadvisor operated within the applicable Fund's investment objective and style, and considered each Subadvisor's record of compliance with the Fund's relevant investment restrictions. The Independent Trustees also considered the Advisor's conclusions, and the reasons supporting the Advisor's conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

MGI Funds

Understanding Your Fund's Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2007 through September 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.57%	1,000.00	1,112.00	1,056.00	3.02
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*  Actual expenses are equal to the Class' annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.55%	1,000.00	1,037.40	1,018.70	2.81
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*  Actual expenses are equal to the Class' annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund's Expenses (Unaudited) — (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.92%	1,000.00	1,088.30	1,044.15	4.82
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*  Actual expenses are equal to the Class' annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.92%	1,000.00	950.50	975.25	4.50
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*  Actual expenses are equal to the Class' annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.82%	1,000.00	1,122.80	1,061.40	4.36
Hypothetical	0.82%	1,000.00	1,020.96	1,010.48	4.15

*  Actual expenses are equal to the Class' annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 183/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.37%	1,000.00	1,025.70	1,012.85	1.88
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*  Actual expenses are equal to the Class' annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund's Expenses (Unaudited) — (Continued)

Short Maturity — Class Y3

Hypothetical Return on $1,000
	Expense Ratio	Beginning Amount	Ending Value	Avg Value	Operating Expense Incurred*
Actual	0.32%	1,000.00	1,026.90	1,013.45	1.63
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*  Actual expenses are equal to the Class' annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Trustees and Officers (Unaudited)

The following tables list the Trust's Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trust's trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Robert L. Ash 1166 Avenue of the Americas New York, NY 10036 (61)	Chairman and Trustee	Since 2005	Mr. Ash is retired. He is a member of the Board of Advisors of Merganser Capital Management since 2006. He was the Chief Executive Officer of EBB Services, Inc., a financial services company, from October 2004 to February 2006.	7	None

Harrison M. Bains, Jr. 1166 Avenue of the Americas New York, NY 10036 (64)	Trustee	Since 2005	Mr Bains is retired. He was Vice President and Treasurer of Bristol-Myers Squibb Co. from 1988 to 2004.	7	None

Adela M. Cepeda A.C. Advisory, Inc. 161 No. Clark Street Suite 4975 Chicago, IL 60601 (49)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda chairs the Board of Directors of Alta Capital Group LLC (broker-dealer) and she is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, and the Amalgamated Bank of Chicago.

MGI Funds

Trustees and Officers (Unaudited) — (Continued)

Interested Trustee:

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Phillip J. de Cristo** (46)	Trustee, President, and Chief Executive Officer	Since 2006	Mr. de Cristo is President of Mercer Global Investments, Inc. since 2006. Prior to 2006, Mr. de Cristo was a managing director for Fidelity Pension Management, a division of Fidelity Investments and part of the international arm of Fidelity Investments.	7	None

(1)  Each Trustee holds office for an indefinite term.

*  The "Fund Complex" consists of the Trust, which has seven portfolios.

**  Mr. de Cristo is considered to be an "interested person" of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

MGI Funds

Trustees and Officers (Unaudited) — (Continued)

Officers:

The executive officers of the Trust not named above are:

Name and Age	Position(s) Held with the Trust	Term of Office† and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ravi B. Venkataraman (39)	Vice President and Chief Investment Officer	Since 2005	Mr. Venkataraman is Chief Investment Officer, Mercer Global Investments, Inc. since 2004. Mr. Venkataraman was Principal and Head of the Northeast Region of Mercer Investment Consulting, Inc. from 2000 to 2004.

Richard S. Joseph (42)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.

Cynthia Lo Bessette (38)	Vice President, Secretary, and Chief Legal Officer	Since 2005	Ms. Lo Bessette is a Senior Corporate Counsel of Mercer Global Investments, Inc. since 2005. From 2004 to 2005, Ms. Lo Bessette was a Counsel with Dimensional Fund Advisors, Inc. From 2001 to 2004, Ms. Lo Bessette was a Director and Associate General Counsel with UBS Global Asset Management (US) Inc.

David M. Goldenberg (41)	Vice President and Assistant Secretary	Since 2005	Mr. Goldenberg is General Counsel of Mercer Human Resource Consulting since 2005. He was Chief Counsel of Mercer Global Investments, Inc. from August 2004 to December 2005; and a Director of Mercer Trust Company from December 2004 to September 2005. From 2005 to 2006, Mr. Goldenberg was Chief Compliance Officer of Mercer Global Investments, Inc. From 2002 to 2004, Mr. Goldenberg was Deputy General Counsel of UBS Global Asset Management (US) Inc.

Christopher Ray (44)	Vice President	Since 2006	Mr. Ray is a Vice President and Senior Portfolio Manager of Mercer Global Investments, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.

Martin J. Wolin (39)	Vice President and Chief Compliance Officer	Since 2006	Mr. Wolin is the Chief Compliance Officer for Mercer Global Investments, Inc. in North America and Mercer Investment Consulting since 2006. Prior to 2006, Mr. Wolin was Chief Compliance Officer of Pioneer Investments' U.S. investment management and mutual funds business.

†  Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MGI FUNDS

By (Signature and Title)	By: /s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer (Principal Executive Officer)
Date	11/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title)	By: /s/ Phillip J. de Cristo
Phillip J. de Cristo President and Chief Executive Officer (Principal Executive Officer)
Date	11/29/07

By (Signature and Title)	By: /s/ Richard S. Joseph
Richard S. Joseph Vice President, Treasurer and Principal Accounting Officer (Principal Financial Officer)
Date	11/29/07